UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09997

Baird Funds, Inc.
(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report - Baird Funds

June 30, 2011

Baird Short-Term Bond Fund
Baird Intermediate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Aggregate Bond Fund
Baird Core Plus Bond Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Short-Term Bond Fund

June 30, 2011 (Unaudited)

The Baird Short-Term Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index.  The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$996,156,637	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	1.90%	Portfolio Turnover Rate:	32.8	%#
Average Effective Duration:	1.86 years	Total Number of Holdings:	336
Average Effective Maturity:	2.33 years

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2011.
#	Not annualized.

Baird Short-Term Bond Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2011	Six Months	One Year	Five Years	Since Inception(1)
Institutional Class	1.69%	3.47%	4.32%	3.63%
Barclays Capital 1-3 Year
U.S. Government/Credit Bond Index(2)	1.05%	1.90%	4.52%	3.73%

(1)	For the period from August 31, 2004 (commencement of operations) to June 30, 2011.
(2)
The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues including government and corporate securities with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9%
Asset Backed Securities – 0.7%
$30,912	Bombardier Capital
	Mortgage Securitization,
	Series 1998-A, Class A3,
	6.23%, 04/15/2028	$32,310
	Countrywide
	Asset-Backed Certificates:
1,176,712	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	1,083,550
2,409,962	Series 2006-13,
	Class 1AF3, 5.944%,
	01/25/2037	1,338,105
1,500,000	Series 2006-9,
	Class 1AF3, 5.859%,
	10/25/2046	824,866
439,362	Credit Based Asset
	Servicing and Securities,
	Series 2005-CB8, Class
	AF2, 5.303%, 12/25/2035	428,921
	Green Tree Financial
	Corporation:
66,117	Series 1996-3, Class A5,
	7.35%, 05/15/2027
	(Callable 08/15/2012)	69,801
40,874	Series 1998-2, Class A5,
	6.24%, 12/01/2028	42,281
1,120,117	Series 1997-5, Class A6,
	6.82%, 05/15/2029
	(Callable 07/15/2014)	1,184,167
474,524	Series 1998-3, Class A5,
	6.22%, 03/01/2030	507,892
2,000,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	967,102
184,280	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7, Class
	AI6, 5.34%, 08/25/2033
	(Callable 03/25/2015)	183,923
166,039	Residential Asset
	Securities Corporation,
	Series 2006-KS7,
	0.346%, 09/25/2036	165,431
		6,828,349
Commercial Mortgage Backed Securities – 6.3%
10,000,000	Bear Stearns Commercial
	Mortgage Securities,
	Series 2005-PWR9,
	Class A4A,
	4.871%, 09/11/2042	10,732,473
5,808,250	Credit Suisse First Boston
	Mortgage Securities
	Corporation,
	Series 2005-C5, Class A4,
	5.10%, 08/15/2038	6,309,832
2,928,311	First Union National
	Bank Commercial
	Mortgage Securities Inc.,
	Series 2001-C4, Class A2,
	6.223%, 12/12/2033	2,940,585
	GE Capital Commercial
	Mortgage Corporation:
684,623	Series 2004-C3, Class A3,
	4.865%, 07/10/2039	691,282
7,180,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	7,713,615
534,164	Government National
	Mortgage Association
	(GNMA),
	Series 2006-15, Class A,
	3.727%, 03/16/2027	541,317

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Commercial Mortgage
Backed Securities – 6.3% (cont.)
	J.P. Morgan Chase
	Commercial Mortgage
	Securities Corp.:
$8,774,000	Series 2005-CB12,
	Class A4,
	4.895%, 09/12/2037	$9,441,970
11,949,492	Series 2003-CB7,
	Class A4, 4.879%,
	01/12/2038	12,634,976
3,871,002	RBSCF Trust,
	Series 2010-MB1,
	2.367%, 04/15/2024
	(Acquired 04/09/2010;
	Cost $3,870,921)*	3,922,928
1,059,130	Salomon Brothers
	Mortgage Securities VII,
	Series 2001-C2, Class
	A3, 6.499%, 11/13/2036	1,062,728
6,000,000	Wachovia Bank
	Commercial Mortgage
	Trust, Series 2003-C3,
	Class A2, 4.867%,
	02/15/2035	6,242,189
		62,233,895
Financial – 31.3%
5,650,000	ABN AMRO Bank N.V.,
	3.00%, 01/31/2014
	(Acquired 01/27/2011
	through 04/28/2011;
	Aggregate Cost
	$5,656,770)* f @	5,771,695
4,672,000	Aegon NV,
	4.75%, 06/01/2013 f	4,922,746
	Allstate Corporation:
3,520,000	7.50%, 06/15/2013	3,922,987
1,080,000	5.00%, 08/15/2014	1,188,085
4,095,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	4,557,690
1,100,000	Amsouth Bank NA,
	4.85%, 04/01/2013	1,099,163
7,678,000	ANZ National
	International,
	6.20%, 07/19/2013
	(Acquired 05/25/2010
	through 06/09/2011;
	Aggregate Cost
	$8,269,358)* f @	8,367,331
3,600,000	AON Corporation,
	7.375%, 12/14/2012	3,899,074
3,365,000	ASIF Global
	Financing XIX,
	4.90%, 01/17/2013
	(Acquired 05/26/2011;
	Cost $3,535,923)*	3,499,600
3,500,000	Bank of Ireland,
	2.75%, 03/02/2012
	(Acquired 06/01/2010;
	Cost $3,473,228)* f	3,281,551
2,277,000	BankAmerica Institutional,
	8.07%, 12/31/2026
	(Callable 08/15/2011)
	(Acquired 07/22/2010;
	Cost $2,254,230)*	2,322,540
	Barclays Bank PLC Senior
	Unsecured Notes: f
2,600,000	2.50%, 01/23/2013	2,647,830
1,000,000	5.20%, 07/10/2014 @	1,081,775
2,000,000	BB&T Corporation,
	2.05%, 04/28/2014
	(Callable 03/28/2014)	2,022,314

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Financial – 31.3% (cont.)
$1,354,000	Capital One
	Bank USA NA,
	6.50%, 06/13/2013 @	$1,476,840
	Capital One Financial
	Corporation:
4,149,000	4.80%, 02/21/2012	4,248,721
1,000,000	7.375%, 05/23/2014	1,141,835
2,790,000	CDP Financial Inc.,
	3.00%, 11/25/2014
	(Acquired 11/20/2009
	through 06/25/2010;
	Aggregate
	Cost $2,790,992)* f @	2,902,272
5,000,000	Cie de
	Financement Foncier,
	2.25%, 03/07/2014
	(Acquired 03/01/2011;
	Cost $4,999,450)* f @	5,054,410
	CIT Group, Inc.:
160,080	7.00%, 05/01/2014
	(Callable 08/15/2011) @	162,081
50	7.00%, 05/01/2015
	(Callable 08/15/2011)	50
287,000	7.00%, 05/04/2015
	(Callable 01/01/2012)
	(Acquired 04/29/2008
	through 06/09/2008;
	Aggregate
	Cost $289,356)* @	287,359
417	7.00%, 05/01/2016
	(Callable 08/15/2011)	415
478,000	7.00%, 05/02/2016
	(Callable 01/01/2012)
	(Acquired 04/29/2008
	through 06/09/2008;
	Aggregate Cost $481,922)*	476,207
783	7.00%, 05/01/2017
	(Callable 08/15/2011)	781
669,000	7.00%, 05/02/2017
	(Callable 01/01/2012)
	(Acquired 04/29/2008
	through 06/09/2008;
	Aggregate
	Cost $673,076)*	667,327
	Citigroup, Inc.:
2,900,000	6.50%, 08/19/2013	3,153,918
7,000,000	6.01%, 01/15/2015	7,703,066
4,000,000	Commonwealth
	Bank of Australia,
	3.50%, 03/19/2015
	(Acquired 08/30/2010;
	Cost $4,139,837)* f	4,138,080
	Countrywide Financial
	Corporation:
990,000	5.80%, 06/07/2012 @	1,032,688
200,000	6.25%, 05/15/2016	210,765
3,871,000	Credit Suisse New York,
	5.00%, 05/15/2013 f	4,131,960
4,050,000	The Dai-ichi Mutual
	Life Insurance Company,
	5.73%, 03/17/2014
	(Acquired 03/02/2011;
	Cost $4,296,309)* f	4,281,364
979,000	Deutsche Bank
	Trust Corporation
	Subordinated Notes,
	7.25%, 10/15/2011	996,498
640,000	Dresdner Bank-New York
	Subordinated Debentures,
	7.25%, 09/15/2015 f	676,036
	Fifth Third Bancorp:
3,055,000	6.25%, 05/01/2013	3,307,560
3,640,000	0.479%, 05/17/2013	3,583,089

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Financial – 31.3% (cont.)
$1,000,000	First Empire
	Capital Trust I,
	8.234%, 02/01/2027
	(Callable 08/15/2011)	$1,001,204
1,500,000	First Hawaiian
	Capital Trust I, Series B,
	8.343%, 07/01/2027
	(Callable 08/15/2011)	1,535,625
7,915,000	FMR LLC,
	4.75%, 03/01/2013
	(Acquired 10/04/2010
	through 04/06/2011;
	Aggregate
	Cost $8,285,866)*	8,309,325
	General Electric
	Capital Corporation:
1,550,000	5.72%, 08/22/2011
	(Callable 07/22/2011)	1,563,766
1,000,000	1.158%, 11/01/2012	1,000,432
5,000,000	2.10%, 01/07/2014 @	5,070,950
2,000,000	5.90%, 05/13/2014	2,221,818
800,000	4.75%, 09/15/2014	867,156
5,000,000	4.875%, 03/04/2015 @	5,437,145
4,980,000	Genworth Life
	Institutional Funding,
	5.875%, 05/03/2013
	(Acquired 04/07/2010
	through 03/22/2011;
	Aggregate
	Cost $5,216,713)*	5,255,394
4,845,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 01/12/2010
	through 02/09/2011;
	Aggregate
	Cost $5,036,655)*	5,270,226
787,000	GMAC Inc.,
	7.50%, 12/31/2013 @	841,106
225,000	The Goldman Sachs
	Group Inc.,
	3.70%, 08/01/2015	229,110
4,450,000	Goldman Sachs
	Group LP,
	8.00%, 03/01/2013
	(Acquired 04/16/2009
	through 05/05/2011;
	Aggregate
	Cost $4,735,962)*	4,885,989
4,200,000	Hartford Financial
	Services Group Inc.,
	5.25%, 10/15/2011	4,250,875
1,000,000	Hartford Life
	Global Funding,
	0.609%, 01/17/2012	997,935
	HSBC Finance
	Corporation:
2,000,000	5.90%, 06/19/2012	2,097,440
4,200,000	6.375%, 11/27/2012 @	4,493,252
1,451,000	4.75%, 07/15/2013 @	1,536,483
221,000	6.676%, 01/15/2021
	(Acquired 09/29/2010;
	Cost $216,363)*	226,749
1,500,000	HSBC USA
	Capital Trust II,
	8.38%, 05/15/2027
	(Callable 08/15/2011)
	(Acquired 11/06/2007;
	Cost $1,541,058)* @	1,523,781

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Financial – 31.3% (cont.)
	ING Bank N.V.: f
$205,000	2.65%, 01/14/2013
	(Acquired 04/12/2011;
	Cost $207,288)*	$207,774
5,000,000	2.00%, 10/18/2013
	(Acquired 10/13/2010
	through 10/28/2010;
	Aggregate
	Cost $4,993,469)*	4,983,865
1,575,000	Invesco Ltd.,
	5.375%, 02/27/2013 f	1,672,515
5,050,000	Irish Life & Permanent
	Group Holdings PLC,
	3.60%, 01/14/2013
	(Acquired 01/07/2010
	through 08/05/2010;
	Aggregate
	Cost $5,055,117)* f	4,245,580
1,150,000	Jefferies Group, Inc.,
	7.75%, 03/15/2012 @	1,201,011
1,446,000	Jefferson-Pilot Corp.,
	4.75%, 01/30/2014	1,536,389
	J.P. Morgan Chase & Co.:
2,025,000	5.75%, 01/02/2013 @	2,158,535
500,000	4.65%, 06/01/2014	537,177
548,000	5.125%, 09/15/2014 @	592,195
3,650,000	3.45%, 03/01/2016 @	3,718,018
3,299,000	KeyCorp,
	6.50%, 05/14/2013	3,589,804
3,000,000	Kookmin Bank,
	7.25%, 05/14/2014
	(Acquired 05/26/2009
	through 03/10/2010;
	Aggregate
	Cost $3,132,919)* f	3,399,567
	Liberty Mutual Group Inc.:
3,426,000	7.25%, 09/01/2012
	(Acquired 03/31/2010
	through 06/01/2011;
	Aggregate
	Cost $3,591,444)*	3,617,890
3,188,000	5.75%, 03/15/2014
	(Acquired 09/03/2009
	through 10/05/2010;
	Aggregate
	Cost $3,010,764)*	3,382,733
1,700,000	Lincoln National
	Corporation, 5.65%,
	08/27/2012	1,781,413
1,000,000	Lloyds TSB Bank PLC,
	4.375%, 01/12/2015
	(Acquired 01/05/2010;
	Cost $999,960)* f @	1,014,904
787,000	M&I Marshall
	& Ilsley Bank,
	5.25%, 09/04/2012	816,088
620,000	Manufacturers &
	Traders Trust Co.,
	1.751%, 04/01/2013
	(Callable 07/01/2011)	618,832
	Marsh & McLennan
	Companies, Inc.:
2,512,000	6.25%, 03/15/2012	2,597,757
3,550,000	4.85%, 02/15/2013	3,719,956
911,000	5.375%, 07/15/2014	988,230
2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026
	(Callable 08/15/2011)	2,731,098
3,086,000	Mercantile Bankshares
	Corporation Subordinated
	Notes, Series B,
	4.625%, 04/15/2013	3,238,186

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Financial – 31.3% (cont.)
$300,000	Merrill Lynch
	& Company,
	6.05%, 08/15/2012	$315,813
	Metropolitan Life
	Global Funding I:
3,242,000	5.125%, 04/10/2013
	(Acquired 10/25/2010
	through 03/17/2011;
	Aggregate
	Cost $3,448,558)*	3,449,579
2,773,000	5.20%, 09/18/2013
	(Acquired 10/21/2010
	through 03/25/2011;
	Aggregate
	Cost $2,991,381)*	3,014,631
1,800,000	3.125%, 01/11/2016
	(Acquired 01/04/2011;
	Cost $1,797,444)* @	1,822,349
2,029,000	Monumental
	Global Funding II,
	5.65%, 07/14/2011
	(Acquired 07/15/2009
	through 01/26/2010;
	Aggregate
	Cost $2,030,228)*	2,030,670
	Monumental Global
	Funding III:
350,000	0.473%, 01/25/2013
	(Acquired 07/28/2009;
	Cost $328,343)*	346,279
1,265,000	5.50%, 04/22/2013
	(Acquired 09/23/2009
	through 03/16/2010;
	Aggregate
	Cost $1,302,710)* @	1,356,213
	Morgan Stanley:
2,600,000	2.875%, 01/24/2014	2,630,997
1,000,000	4.00%, 07/24/2015	1,017,691
3,516,000	Morgan Stanley Dean
	Witter & Co.,
	6.75%, 10/15/2013	3,841,430
5,000,000	The NASDAQ
	OMX Group Inc.,
	2.50%, 08/15/2013 @	5,018,750
	Nationwide
	Financial Services Inc.:
3,450,000	6.25%, 11/15/2011	3,495,343
350,000	5.90%, 07/01/2012	359,645
2,273,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 08/15/2011)	2,321,301
1,000,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	1,054,351
1,000,000	North Fork
	Capital Trust II,
	8.00%, 12/15/2027
	(Callable 08/15/2011)	1,020,000
925,000	PNC Funding Corp.,
	5.50%, 09/28/2012	974,562
4,525,000	Principal Life Global,
	6.25%, 02/15/2012
	(Acquired 08/18/2009
	through 04/06/2010;
	Aggregate
	Cost $4,608,325)*	4,681,294
	Principal Life
	Income Funding Trusts:
1,180,000	5.30%, 12/14/2012	1,251,510
1,000,000	5.10%, 04/15/2014	1,088,694

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Financial – 31.3% (cont.)
$2,221,000	Protective Life
	Secured Trust,
	5.45%, 09/28/2012	$2,320,678
	Prudential
	Financial Inc.:
3,900,000	2.75%, 01/14/2013	3,979,872
1,300,000	5.15%, 01/15/2013	1,371,781
1,370,000	4.50%, 07/15/2013 @	1,445,050
2,455,000	6.20%, 01/15/2015	2,748,458
1,000,000	Rabobank Nederland
	Global Senior
	Unsecured Notes,
	4.20%, 05/13/2014
	(Acquired 05/06/2009;
	Cost $998,170)* f	1,070,468
	Royal Bank
	of Scotland PLC: f
1,000,000	3.40%, 08/23/2013	1,023,250
3,000,000	4.875%, 08/25/2014
	(Acquired 08/18/2009
	through 01/27/2011;
	Aggregate
	Cost $3,017,891)*	3,122,295
1,600,000	Santander U.S. Debt
	S.A. Unipersonal,
	2.991%, 10/07/2013
	(Acquired 09/27/2010
	through 12/14/2010;
	Aggregate
	Cost $1,594,739)* f @	1,596,360
	SLM Corporation:
1,750,000	5.40%, 10/25/2011	1,767,449
135,000	5.125%, 08/27/2012	138,521
1,000,000	5.375%, 01/15/2013 @	1,027,714
4,765,000	5.00%, 10/01/2013	4,955,600
5,000,000	Societe Generale,
	2.20%, 09/14/2013
	(Acquired 09/07/2010;
	Cost $4,994,350)* f	5,021,785
1,875,000	SouthTrust Corporation,
	5.80%, 06/15/2014	2,058,848
3,000,000	Sovereign Bank,
	5.125%, 03/15/2013	3,112,053
4,000,000	Sumitomo Mitsui
	Banking Corporation,
	2.15%, 07/22/2013
	(Acquired 07/14/2010;
	Cost $3,998,480)* f	4,059,028
1,000,000	Sun Life Financial
	Global Funding,
	0.472%, 07/06/2011
	(Acquired 07/28/2009;
	Cost $999,621)*	1,000,001
4,855,000	SunTrust Banks, Inc.,
	5.25%, 11/05/2012	5,104,086
5,000,000	UBS AG,
	2.25%, 01/28/2014 f	5,052,280
1,150,000	UFJ Finance
	Aruba A.E.C.,
	6.75%, 07/15/2013 f @	1,263,621
1,000,000	U.S. Bancorp,
	1.125%, 10/30/2013
	(Callable 09/30/2013)	999,302
4,000,000	Wells Fargo Bank NA,
	4.75%, 02/09/2015	4,278,340
2,500,000	Westpac Banking
	Corporation,
	1.90%, 12/14/2012
	(Acquired 12/07/2009;
	Cost $2,498,700)* f	2,548,488

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Financial – 31.3% (cont.)
$710,000	Westpac
	Securities NZ Ltd.,
	2.50%, 05/25/2012
	(Acquired 03/05/2010;
	Cost $716,106)* f	$721,469
		312,060,880
Industrial – 24.9%
3,225,000	Allegheny
	Technologies Inc.,
	8.375%, 12/15/2011	3,303,203
2,900,000	Anglo American
	Capital PLC,
	2.15%, 09/27/2013
	(Acquired 09/20/2010;
	Cost $2,897,564)* f	2,938,199
	Anheuser Busch
	Inbev Worldwide:
2,854,000	3.00%, 10/15/2012	2,930,439
3,000,000	2.50%, 03/26/2013 @	3,074,247
	ArcelorMittal: f
2,500,000	5.375%, 06/01/2013	2,661,793
341,000	9.00%, 02/15/2015	407,014
1,275,000	3.75%, 08/05/2015	1,303,710
3,000,000	Barrick Gold Corp.,
	1.75%, 05/30/2014
	(Acquired 05/24/2011;
	Cost $2,996,430)* f @	3,005,793
5,000,000	BP Capital Markets PLC,
	5.25%, 11/07/2013 f @	5,417,320
5,000,000	British
	Telecommunications PLC,
	5.15%, 01/15/2013 f	5,301,075
	Bunge Limited
	Finance Corporation:
3,345,000	5.875%, 05/15/2013	3,564,067
3,000,000	5.35%, 04/15/2014	3,234,315
1,273,000	Cadbury Schweppes
	U.S. Finance LLC,
	5.125%, 10/01/2013
	(Acquired 09/03/2010
	through 06/22/2011;
	Aggregate
	Cost $1,366,192)*	1,378,953
3,669,000	CBS Corporation,
	5.625%, 08/15/2012	3,835,136
5,176,000	Chevron Phillips
	Chemical Company LLC,
	7.00%, 06/15/2014
	(Acquired 07/20/2010
	through 05/25/2011;
	Aggregate
	Cost $5,792,005)* @	5,840,940
2,091,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	2,298,802
7,367,000	Computer Sciences
	Corporation,
	5.50%, 03/15/2013	7,825,949
	COX
	Communications Inc.:
4,052,000	7.125%, 10/01/2012	4,345,904
1,041,000	5.45%, 12/15/2014	1,160,228
66,000	CRH America Inc.,
	5.625%, 09/30/2011	66,724
125,000	Daimler Finance
	North America LLC,
	6.50%, 11/15/2013 @	139,061

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Industrial – 24.9% (cont.)
$200,000	Deutsche Telekom
	International
	Finance B.V.,
	5.25%, 07/22/2013 f	$215,696
5,795,000	DIRECTV
	Holdings/Financing,
	7.625%, 05/15/2016
	(Callable 05/15/2012)	6,316,550
1,325,000	EnCana Holdings
	Finance Corp.,
	5.80%, 05/01/2014 f	1,472,736
	Enterprise Products
	Operating LLC:
1,730,000	6.125%, 02/01/2013	1,851,756
1,701,000	Series O, 9.75%,
	01/31/2014 @	2,030,623
2,000,000	EOG Resources
	Canada Inc.,
	4.75%, 03/15/2014
	(Acquired 03/07/2011;
	Cost $2,130,918)* f	2,137,180
5,000,000	Express Scripts, Inc.,
	6.25%, 06/15/2014	5,630,615
	FedEx Corporation:
450,000	9.65%, 06/15/2012	486,897
1,460,000	7.375%, 01/15/2014	1,666,343
2,550,000	Fortune Brands Inc.,
	3.00%, 06/01/2012	2,585,751
3,900,000	Freeport-McMoRan
	Copper & Gold Inc.,
	8.375%, 04/01/2017
	(Callable 04/01/2012)	4,260,750
5,000,000	Georgia-Pacific LLC,
	8.25%, 05/01/2016
	(Callable 05/01/2013)
	(Acquired 04/27/2011;
	Cost $5,658,787)* @	5,667,795
4,000,000	HP Enterprise Services
	LLC, Series B,
	6.00%, 08/01/2013	4,391,524
4,700,000	Hutchison Whampoa
	International Ltd.,
	6.50%, 02/13/2013
	(Acquired 01/20/2010
	through 07/26/2010;
	Aggregate
	Cost $4,978,724)* f	5,063,287
5,115,000	Kraft Foods Inc.
	Senior Unsecured Notes,
	2.625%, 05/08/2013	5,262,292
6,025,000	Laboratory Corporation
	of America Holdings,
	5.50%, 02/01/2013	6,428,808
2,000,000	Lafarge North
	America Inc.,
	6.875%, 07/15/2013	2,148,818
4,090,000	Lafarge SA,
	6.15%, 07/15/2011 f	4,095,526
4,500,000	Mosaic Co.,
	7.625%, 12/01/2016
	(Callable 12/01/2011)
	(Acquired 07/19/2010
	through 10/25/2010;
	Aggregate
	Cost $4,750,584)*	4,781,250

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Industrial – 24.9% (cont.)
$6,030,000	Motiva Enterprises LLC
	Senior Unsecured Notes,
	5.20%, 09/15/2012
	(Acquired 05/13/2009
	through 10/22/2010;
	Aggregate
	Cost $6,179,250)*	$6,266,056
4,325,000	Nabors Industries, Inc.,
	5.375%, 08/15/2012	4,480,146
482,000	Pearson Dollar
	Finance PLC,
	5.70%, 06/01/2014
	(Acquired 06/20/2011;
	Cost $529,029)* f	530,749
4,426,000	Pearson Dollar
	Finance Two PLC,
	5.50%, 05/06/2013
	(Acquired 05/31/2011
	through 06/15/2011;
	Aggregate
	Cost $4,737,553)* f	4,736,949
2,075,000	Plum Creek
	Timberlands, L.P.,
	5.875%, 11/15/2015	2,309,946
7,300,000	POSCO,
	8.75%, 03/26/2014
	(Acquired 03/19/2009
	through 04/28/2011;
	Aggregate
	Cost $8,125,209)* f @	8,493,842
5,000,000	Potash Corporation
	of Saskatchewan Inc.,
	5.25%, 05/15/2014 f	5,496,195
5,869,000	Qwest Corporation,
	8.875%, 03/15/2012	6,177,123
4,000,000	Reed Elsevier
	Capital Inc.,
	7.75%, 01/15/2014	4,585,968
2,332,000	Rio Tinto Alcan, Inc.,
	5.20%, 01/15/2014 f	2,533,613
1,672,000	Teck Resources Limited,
	9.75%, 05/15/2014 f	2,023,926
	Telecom Italia Capital: f
120,000	5.25%, 11/15/2013	125,973
4,875,000	4.95%, 09/30/2014	5,083,006
175,000	5.25%, 10/01/2015	181,934
	Telefonica
	Emisiones S.A.U.: f
2,535,000	5.855%, 02/04/2013	2,688,231
2,000,000	2.582%, 04/26/2013 @	2,020,688
1,000,000	Telefonica Moviles
	Chile SA,
	2.875%, 11/09/2015
	(Acquired 11/03/2010;
	Cost $997,270)* f	982,238
678,000	Texas Gas
	Transmission LLC,
	5.50%, 04/01/2013
	(Acquired 11/10/2010
	through 04/15/2011;
	Aggregate
	Cost $716,010)*	731,064
	Time Warner, Inc.:
4,359,000	8.875%, 10/01/2012	4,775,258
3,600,000	3.15%, 07/15/2015 @	3,723,023
	Tyco Electronics
	Group S.A.: f
1,645,000	6.00%, 10/01/2012	1,744,269
1,655,000	5.95%, 01/15/2014	1,824,227

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Industrial – 24.9% (cont.)
$5,614,000	Union Pacific
	Railroad Co 2004
	Pass Through Trust,
	5.214%, 09/30/2014
	(Acquired 10/22/2010
	through 12/03/2010;
	Aggregate
	Cost $6,135,559)*	$6,033,871
1,500,000	USX Corporation,
	9.125%, 01/15/2013	1,647,734
5,901,000	Vale Inco Limited,
	7.75%, 05/15/2012 f	6,229,302
2,375,000	Verizon Florida
	LLC, Series F,
	6.125%, 01/15/2013	2,549,532
1,600,000	Verizon New Jersey, Inc.,
	Series A, 5.875%,
	01/17/2012	1,643,982
4,797,000	Verizon New York
	Inc., Series A,
	6.875%, 04/01/2012	5,010,567
	Volkswagen International
	Finance N.V.: f
3,000,000	1.625%, 08/12/2013
	(Acquired 08/05/2010;
	Cost $2,991,000)*	3,020,433
2,000,000	0.917%, 04/01/2014
	(Acquired 03/23/2011;
	Cost $2,000,000)*	2,006,808
238,000	Vulcan Materials Co.,
	5.60%, 11/30/2012	247,438
	Waste Management, Inc.:
2,094,000	6.375%, 11/15/2012	2,242,155
3,700,000	5.00%, 03/15/2014	4,023,883
5,260,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	5,586,299
1,525,000	Whirlpool Corp.,
	8.00%, 05/01/2012	1,611,283
395,000	Xerox Corporation,
	5.50%, 05/15/2012	410,687
3,305,000	Xstrata Canada Corp.,
	7.25%, 07/15/2012 f	3,494,244
		247,799,711
Other Government Related Securities – 1.0%
2,500,000	Corp Andina
	De Fomento Notes,
	5.20%, 05/21/2013 f	2,675,000
2,000,000	Export-Import
	Bank of Korea Notes,
	5.50%, 10/17/2012 f	2,095,942
350,000	Korea Development Bank,
	5.30%, 01/17/2013 f	368,436
4,400,000	Landesbank
	Baden-Wurttemgerg
	Subordinated Notes,
	6.35%, 04/01/2012 f	4,560,574
		9,699,952
Residential Mortgage Backed Securities – 2.6%
	Bank of America
	Alternative Loan Trust:
436,388	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018
	(Callable 09/25/2015)	449,788
1,664,729	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	1,726,204
1,721,264	Citigroup Mortgage
	Loan Trust Inc.,
	Series 2006-WFH3,
	Class A3, 0.363%,
	10/25/2036	1,599,715
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Residential Mortgage Backed Securities – 2.6% (cont.)
	Countrywide Alternative
	Loan Trust:
$712,213	Series 2005-50CB,
	Class 4A1,
	5.00%, 11/25/2020	$616,980
862,934	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035
	(Callable 06/25/2012)	857,927
346,880	Series 2005-73CB, Class
	1A7, 5.50%, 01/25/2036	332,491
1,826,634	Series 2006-28CB, Class
	A17, 6.00%, 10/25/2036	1,207,783
56,874	Credit Suisse First Boston
	Mortgage Securities
	Corporation,
	Series 2005-11, Class 5A1,
	5.25%, 12/25/2020	56,688
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
314,852	Series 3033, Class LU,
	5.50%, 03/15/2013	324,422
10,000,000	1.15%, 10/07/2013
	(Callable 10/07/2011) @	10,024,320
1,216,613	Series 3124, Class VP,
	6.00%, 06/15/2014	1,283,652
254,021	Series R001, Class AE,
	4.375%, 04/15/2015	256,594
39,324	Series 2789, Class VM,
	5.50%, 04/15/2015	39,377
924,982	Series 2857, Class VA,
	5.00%, 09/15/2015	967,965
380,242	Series 2910, Class BD,
	4.50%, 11/15/2018	394,616
25,249	Series 5, Class B,
	1.013%, 05/15/2019
	(Callable 09/15/2011)	25,257
115,341	Series 2970, Class DA,
	5.50%, 01/15/2023	118,222
	Federal National
	Mortgage Association
	(FNMA):
185,641	5.50%, 07/01/2015	198,722
173,235	Series 2006-B1, Class
	AB, 6.00%, 06/25/2016	175,606
2,068,598	Series 2004-W6, Class
	1A4, 5.50%, 07/25/2034	2,231,762
902,730	Series 2004-W6, Class
	1A6, 5.50%, 07/25/2034	962,843
941,411	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	941,251
380,617	J.P. Morgan Alternative
	Loan Trust,
	Series 2006-S2, Class A2,
	5.81%, 05/25/2036
	(Callable 12/25/2011)	374,368
254,269	Merrill Lynch Mortgage
	Investors Trust, Series
	2005-A8, Class A1C1,
	5.25%, 08/25/2036	257,727
	Washington Mutual, Inc.
	Pass-Thru Certificates:
316,962	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	324,304
307,160	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	318,561
		26,067,145

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Taxable Municipal Bonds – 6.4%
	Alaska Municipal Bond
	Bank Authority:
$1,000,000	1.422%, 08/01/2012	$1,000,120
1,000,000	1.918%, 08/01/2013	1,001,980
1,170,000	City of Arlington TX,
	4.68%, 08/15/2013	1,238,632
	City of Des Moines IA:
1,000,000	2.082%, 06/01/2012	1,001,790
1,240,000	2.587%, 06/01/2013	1,250,242
3,000,000	City of Frederick MD,
	4.52%, 03/01/2013	3,150,840
8,240,000	Delaware State Economic
	Development Authority,
	2.30%, 07/01/2028	8,311,853
292,539	Educational Enhancement
	Funding Corporation,
	6.72%, 06/01/2025	272,304
6,450,000	Government Development
	Bank for Puerto Rico,
	3.67%, 05/01/2014	6,448,065
	Illinois State:
6,000,000	2.186%, 02/01/2012	6,013,680
445,000	4.071%, 01/01/2014	459,899
2,030,000	4.422%, 04/01/2015	2,074,193
5,000,000	Michigan Strategic Fund,
	4.50%, 12/01/2013	5,284,500
7,000,000	New Hampshire Business
	Finance Authority,
	7.125%, 07/01/2027	7,222,320
8,000,000	Port Freeport TX,
	6.25%, 05/15/2033	8,359,280
4,500,000	Puerto Rico Public
	Finance Corp.,
	6.10%, 08/01/2017
	(Callable 08/15/2011)	4,755,060
5,000,000	Regional Transportation
	Authority Illinois,
	2.843%, 07/01/2012	5,068,450
1,000,000	San Francisco
	California City &
	County Revenue Bonds,
	1.869%, 05/01/2012	1,006,000
175,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023
	(Callable 06/01/2015)	163,055
		64,082,263
Utilities – 16.4%
3,985,000	Allegheny Energy
	Supply Co. Senior
	Unsecured Notes,
	8.25%, 04/15/2012
	(Acquired 07/28/2010
	through 12/09/2010;
	Aggregate
	Cost $4,155,357)* @	4,201,115
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,475,572
2,200,000	Appalachian Power
	Co., Series O,
	5.65%, 08/15/2012	2,306,304
2,650,000	Arizona Public
	Service Co.,
	6.50%, 03/01/2012	2,747,358
1,000,000	Baltimore Gas &
	Electric Co. Senior
	Unsecured Notes,
	6.125%, 07/01/2013	1,093,371
3,358,000	Beaver Valley Funding
	Corporation Debentures,
	9.00%, 06/01/2017	3,678,420

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Utilities – 16.4% (cont.)
$1,000,000	Consolidated Edison
	Company of
	New York, Inc.,
	4.70%, 02/01/2014	$1,077,985
4,889,000	Consolidated Natural
	Gas, Series A,
	5.00%, 03/01/2014	5,333,630
3,340,000	DCP Midstream LLC,
	9.70%, 12/01/2013
	(Acquired 07/29/2010
	through 09/17/2010;
	Aggregate
	Cost $3,919,846)*	3,906,244
1,485,000	Dominion Resources,
	Inc., Series B,
	6.25%, 06/30/2012	1,562,677
500,000	Duke Energy Corp.,
	6.30%, 02/01/2014	558,381
3,160,000	Duquesne Light
	Co., Series O,
	6.70%, 04/15/2012	3,293,731
5,000,000	El Paso Pipeline Partners
	Operating Co LLC,
	4.10%, 11/15/2015	5,198,695
4,000,000	Enel Finance International,
	5.70%, 01/15/2013
	(Acquired 03/10/2010
	through 03/31/2010;
	Aggregate
	Cost $4,188,889)* f @	4,212,200
	Energy Transfer Partners:
2,500,000	5.65%, 08/01/2012	2,619,347
1,495,000	8.50%, 04/15/2014	1,739,367
2,500,000	5.95%, 02/01/2015	2,768,043
1,000,000	9.70%, 03/15/2019	1,277,916
4,750,000	Exelon Generation
	Company, LLC,
	5.35%, 01/15/2014	5,141,110
7,379,000	FirstEnergy
	Corp., Series B,
	6.45%, 11/15/2011	7,517,054
886,905	GG1C Funding
	Corporation,
	5.129%, 01/15/2014
	(Callable 08/15/2011)
	(Acquired 04/02/2009;
	Cost $860,196)*	910,337
6,600,000	Gulf South Pipeline
	Company, L.P.,
	5.75%, 08/15/2012
	(Acquired 03/25/2011
	through 04/12/2011;
	Aggregate
	Cost $6,923,291)*	6,864,416
4,895,000	Indiana Michigan
	Power, Series E,
	6.375%, 11/01/2012	5,222,520
1,750,000	KeySpan Corporation,
	4.65%, 04/01/2013	1,842,682
2,895,000	Kinder Morgan
	Energy Partners Senior
	Unsecured Notes,
	5.85%, 09/15/2012	3,050,499
776,396	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 05/31/2011;
	Cost $776,396)*	784,354
3,805,000	Korea Southern
	Power Co., Ltd.,
	5.375%, 04/18/2013
	(Acquired 02/22/2011;
	Cost $4,006,166)* f	4,018,258

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Utilities – 16.4% (cont.)
$3,180,000	Midamerican Energy
	Holdings Co.,
	5.875%, 10/01/2012	$3,372,190
4,700,000	National Oilwell
	Varco Inc., Series B,
	6.125%, 08/15/2015
	(Callable 08/15/2011)	4,816,043
5,775,000	Nisource Finance
	Corporation,
	5.40%, 07/15/2014	6,348,330
2,500,000	Northeast Utilities,
	7.25%, 04/01/2012	2,605,807
3,745,000	Pacific Gas and
	Electric Company,
	6.25%, 12/01/2013	4,179,716
1,100,000	Pennsylvania Electric Co.,
	5.125%, 04/01/2014	1,176,164
2,565,000	PG&E Corporation,
	5.75%, 04/01/2014	2,831,334
	Plains All
	American Pipeline:
525,000	4.25%, 09/01/2012	542,820
4,635,000	5.625%, 12/15/2013	5,066,037
	PPL Energy
	Supply, LLC:
350,000	6.30%, 07/15/2013	381,216
200,000	Series A, 5.70%,
	10/15/2015	215,531
4,739,000	Progress Energy Inc.
	Senior Notes,
	6.85%, 04/15/2012	4,962,084
2,860,000	PSE&G Power LLC,
	6.95%, 06/01/2012	3,015,327
	Rockies Express
	Pipeline LLC:
4,000,000	6.25%, 07/15/2013
	(Acquired 05/06/2011
	through 05/13/2011;
	Aggregate
	Cost $4,341,630)*	4,292,396
2,000,000	3.90%, 04/15/2015
	(Acquired 02/17/2011;
	Cost $2,000,285)*	2,029,292
2,100,000	Sempra Energy,
	2.00%, 03/15/2014	2,119,809
5,814,000	Spectra Energy Capital,
	5.668%, 08/15/2014	6,436,767
5,000,000	System Energy
	Resources, Inc.,
	6.20%, 10/01/2012	5,302,850
2,810,000	Trans-Allegheny
	Interstate Line Company,
	4.00%, 01/15/2015
	(Acquired 01/19/2010
	through 07/15/2010;
	Aggregate
	Cost $2,809,407)*	2,930,400
	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes:
1,500,000	Series B, 7.00%,
	08/15/2011	1,510,557
5,018,000	8.875%, 07/15/2012	5,417,518
3,935,000	Valero Energy
	Corporation,
	6.875%, 04/15/2012	4,114,963
650,000	Vectren Utility
	Holdings, Inc.,
	5.25%, 08/01/2013	693,356

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.9% (cont.)
Utilities – 16.4% (cont.)
$2,650,000	Veolia Environnement,
	5.25%, 06/03/2013 f	$2,841,221
		163,603,314
U.S. Government Agency Issues – 5.8%
7,000,000	Federal Farm
	Credit Bank,
	3.00%, 09/22/2014 @	7,421,449
	Federal National
	Mortgage Association
	(FNMA):
13,150,000	4.375%, 03/15/2013 @	14,024,514
350,000	2.00%, 04/19/2013
	(Callable 10/19/2011)	352,000
2,450,000	1.125%, 09/17/2013 @	2,477,658
4,000,000	1.75%, 03/07/2014
	(Callable 09/07/2011) @	4,008,844
5,350,000	1.60%, 02/24/2014
	(Callable 08/24/2011) @	5,360,984
22,425,000	2.75%, 03/13/2014 @	23,589,867
		57,235,316
U.S. Treasury Obligations – 2.5%
	U.S. Treasury Bonds:
4,000,000	0.75%, 03/31/2013 @	4,023,440
20,350,000	2.25%, 05/31/2014 @	21,213,288
		25,236,728
	Total Long-Term
	Investments
	(Cost $966,834,561)	974,847,553

Shares
SHORT-TERM INVESTMENTS – 0.2%
Money Market Mutual Fund – 0.2%
1,678,670	The AIM STIT –
	Liquid Assets Portfolio,
	0.06% «	1,678,670
	Total Short-Term
	Investments
	(Cost $1,678,670)	1,678,670

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 16.9%
Commercial Paper – 0.0%
$932,700	Atlantic East
	Funding LLC, 0.541%,
	03/25/2012 †**	637,564
	Total Commercial Paper
	(Cost $932,700)	637,564

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount	Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 16.9% (cont.)
Investment Companies – 16.9%
168,050,306	Mount Vernon Securities
Lending Trust Prime
Portfolio, 0.20% «	$168,050,306
Total Investment
Companies
(Cost $168,050,306)	168,050,306
Total Investments
Purchased With Cash
Proceeds From
Securities Lending
(Cost $168,983,006)	168,687,870
Total Investments
(Cost $1,137,496,237) –
115.0%	1,145,214,093

Asset Relating to Securities
Lending Investments – 0.0%
Support
Agreement** ^ a	295,136
Total (Cost $0)	295,136
Liabilities in Excess of
Other Assets – (15.0)%	(149,352,592)
TOTAL NET
ASSETS – 100.0%	$996,156,637

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2011.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –    Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –   Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 –   Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$6,828,349	$—	$6,828,349
Commercial Mortgage Backed Securities	—	62,233,895	—	62,233,895
Corporate Debt Securities	—	723,463,905	—	723,463,905
Other Government Related Securities	—	9,699,952	—	9,699,952
Residential Mortgage Backed Securities	—	26,067,145	—	26,067,145
Taxable Municipal Bonds	—	64,082,263	—	64,082,263
U.S. Government Agency Issues	—	57,235,316	—	57,235,316
U.S. Treasury Obligations	—	25,236,728	—	25,236,728
Total Fixed Income	—	974,847,553	—	974,847,553
Short-Term Investments
Money Market Mutual Fund	1,678,670	—	—	1,678,670
Total Short-Term Investments	1,678,670	—	—	1,678,670
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	637,564	—	637,564
Money Market Mutual Fund	168,050,306	—	—	168,050,306
Total Investments Purchased with
Cash Proceeds from Securities Lending	168,050,306	637,564	—	168,687,870
Total Investments	$169,728,976	$975,485,117	$—	$1,145,214,093
Asset Relating to Securities Lending Investments	$—	$295,136	$—	$295,136

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Intermediate Bond Fund

June 30, 2011 (Unaudited)

The Baird Intermediate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate U.S. Government/Credit Bond Index.  The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$700,846,566	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	2.71%	Investor Class:	0.55	%***
Investor Class:	2.46%	Portfolio Turnover Rate:	12.6	%#
Average Effective Duration:	3.94 years	Total Number of Holdings:	332
Average Effective Maturity:	4.82 years

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2011.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Intermediate Bond Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2011	Six Months	One Year	Five Years	Ten Years	Since Inception(1)
Institutional Class Shares	3.27%	5.56%	6.46%	5.44%	6.07%
Investor Class Shares	3.04%	5.20%	6.14%	5.15%	5.79%
Barclays Capital Intermediate
U.S. Government/Credit
Bond Index(2)	2.47%	3.77%	6.08%	5.35%	5.71%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2011.
(2)
The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7%
Asset Backed Securities – 1.6%
$68,110	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-1, Class A6,
	6.51%, 08/25/2027
	(Callable 07/25/2011)	$69,011
3,923	Cityscape Home
	Equity Loan Trust,
	Series 1997-C, Class A4,
	7.00%, 07/25/2028	3,749
	Countrywide Asset-Backed
	Certificates:
1,474,329	Series 2006-S3, Class A2,
	6.085%, 06/25/2021	977,237
22,264	Series 2006-S2, Class A2,
	5.627%, 07/25/2027
	(Callable 09/25/2011)	22,221
102,702	Series 2004-12, Class AF6,
	4.634%, 03/25/2035
	(Callable 04/25/2019)	102,862
4,121,294	Series 2005-1, Class AF6,
	5.03%, 07/25/2035
	(Callable 08/25/2022)	4,106,952
2,353,423	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	2,167,100
362,219	Series 2006-13,
	Class 1AF3, 5.944%,
	01/25/2037	201,118
1,380,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	758,877
	Delta Funding Home
	Equity Loan Trust:
45,140	Series 1997-2, Class A6,
	7.04%, 06/25/2027
	(Callable 07/25/2011)	47,667
10,513	Series 1999-1, Class A6F,
	6.34%, 12/15/2028
	(Callable 07/15/2011)	10,442
538,268	Series 1999-2, Class A7F,
	7.03%, 08/15/2030
	(Callable 07/15/2011)	523,885
11,436	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	11,291
	Green Tree Financial
	Corporation:
75,562	Series 1993-4, Class A5,
	7.05%, 01/15/2019
	(Callable 07/15/2011)	77,437
636,537	Series 1998-2, Class A5,
	6.24%, 12/01/2028	658,450
866,797	Series 1998-3, Class A5,
	6.22%, 03/01/2030	927,750
330,102	Series 1998-4, Class A5,
	6.18%, 04/01/2030	345,633
26,532	IMC Home Equity
	Loan Trust,
	Series 1998-1, Class A6,
	7.02%, 06/20/2029	26,541
143,793	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017
	(Callable 07/15/2011)	142,843
56,183	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6,
	5.34%, 08/25/2033
	(Callable 03/25/2015)	56,074

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Asset Backed Securities – 1.6% (cont.)
$93,170	Structured Asset Securities
	Corporation, Series
	2005-2XS, Class 1A2A,
	4.51%, 02/25/2035	$93,252
		11,330,392
Commercial Mortgage Backed Securities – 3.3%
5,600,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4,
	5.396%, 07/15/2044	6,089,285
4,000,000	Credit Suisse First
	Boston Mortgage
	Securities Corporation,
	Series 2005-C5, Class A4,
	5.10%, 08/15/2038	4,345,427
	J.P. Morgan Chase
	Commercial
	Mortgage Trust:
5,000,000	Series 2005-CB12, Class
	A4, 4.895%, 09/12/2037	5,380,653
1,991,582	Series 2003-CB7, Class
	A4, 4.879%, 01/12/2038	2,105,829
5,000,000	Wachovia Bank
	Commercial
	Mortgage Trust,
	Series 2005-C22, Class A4,
	5.437%, 12/15/2044	5,419,257
		23,340,451
Financial – 20.3%
3,257,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	3,625,005
630,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	557,132
1,850,000	ANZ National (Int’l) LTD,
	2.375%, 12/21/2012
	(Acquired 12/15/2009
	through 05/18/2011;
	Aggregate
	Cost $1,853,543)* f	1,878,396
1,700,000	Australia and New Zealand
	Banking Group Limited,
	3.25%, 03/01/2016
	(Acquired 02/22/2011;
	Cost $1,693,081)* f @	1,714,821
600,000	Banco Santander Chile,
	7.375%, 07/18/2012 f	629,994
835,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	1,009,555
2,390,000	Bank of Ireland,
	2.75%, 03/02/2012
	(Acquired 06/01/2010
	through 07/23/2010;
	Aggregate
	Cost $2,376,826)* f	2,240,831
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026
	(Callable 08/15/2011)
	(Acquired 01/04/2006
	through 11/06/2007;
	Aggregate
	Cost $2,754,879)*	2,748,900
2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 08/15/2011)	2,198,045
2,390,000	Barclays Bank PLC,
	5.00%, 09/22/2016 f	2,571,023
2,322,000	BB&T Corporation,
	6.85%, 04/30/2019 @	2,743,833

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Financial – 20.3% (cont.)
$1,150,000	Bear Stearns Cos., Inc.,
	6.40%, 10/02/2017	$1,312,074
1,000,000	BOI Capital Funding II,
	5.571%, 02/01/2099
	(Callable 02/01/2016)
	(Acquired 01/20/2006;
	Cost $1,000,000)* f	50,000
1,000,000	Capital One
	Financial Corporation,
	7.375%, 05/23/2014	1,141,835
1,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019
	(Acquired 11/20/2009;
	Cost $997,520)* f @	1,024,066
	CIT Group, Inc.:
16,341	7.00%, 05/01/2014
	(Callable 08/15/2011) @	16,545
302	7.00%, 05/01/2015
	(Callable 08/15/2011)	302
29,000	7.00%, 05/04/2015
	(Callable 01/01/2012)
	(Acquired 01/23/2009
	through 01/28/2009;
	Aggregate
	Cost $29,424)* @	29,036
839	7.00%, 05/01/2016
	(Callable 08/15/2011)	836
48,000	7.00%, 05/02/2016
	(Callable 01/01/2012)
	(Acquired 01/23/2009
	through 01/28/2009;
	Aggregate Cost $48,704)*	47,820
374	7.00%, 05/01/2017
	(Callable 08/15/2011)	373
68,000	7.00%, 05/02/2017
	(Callable 01/01/2012)
	(Acquired 01/23/2009
	through 01/28/2009;
	Aggregate
	Cost $68,825)*	67,830
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,061,676
200,000	5.50%, 10/15/2014	217,497
950,000	6.01%, 01/15/2015 @	1,045,416
2,000,000	CNA Financial
	Corporation,
	6.50%, 08/15/2016	2,232,072
1,900,000	Countrywide
	Financial Corporation,
	6.25%, 05/15/2016	2,002,266
2,000,000	Credit Suisse New York
	Branch Senior Notes,
	4.375%, 08/05/2020 f	1,955,514
1,577,000	Dresdner Bank-New York
	Subordinated Debentures,
	7.25%, 09/15/2015 f	1,665,796
1,495,000	Fifth Third Bancorp,
	6.25%, 05/01/2013	1,618,593
368,577	First National
	Bank of Chicago
	Pass-Thru Certificates,
	Series 1993-A,
	8.08%, 01/05/2018	414,933
1,546,000	FMR LLC,
	4.75%, 03/01/2013
	(Acquired 02/26/2003
	through 12/01/2009;
	Aggregate
	Cost $1,556,566)*	1,623,022

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Financial – 20.3% (cont.)
	General Electric
	Capital Corporation:
$800,000	4.375%, 09/21/2015	$854,025
2,000,000	5.625%, 09/15/2017	2,208,046
1,600,000	6.00%, 08/07/2019	1,771,616
2,300,000	5.50%, 01/08/2020	2,463,065
1,150,000	Genworth Financial Inc.,
	5.75%, 06/15/2014	1,200,752
2,620,000	Genworth Life
	Institutional Funding Trust,
	5.875%, 05/03/2013
	(Acquired 03/22/2011;
	Cost $2,770,341)*	2,764,886
3,456,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004
	through 02/02/2010;
	Aggregate
	Cost $3,483,287)*	3,759,319
	GMAC Inc.:
80,000	7.50%, 12/31/2013 @	85,500
96,000	8.00%, 12/31/2018	102,720
200,000	GMAC LLC,
	6.75%, 12/01/2014	209,605
	The Goldman
	Sachs Group, Inc.:
1,125,000	5.15%, 01/15/2014	1,201,207
1,000,000	6.00%, 05/01/2014 @	1,096,962
2,000,000	6.15%, 04/01/2018	2,176,686
1,800,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Callable 05/16/2016)
	(Acquired 05/16/2006
	through 11/08/2007;
	Aggregate
	Cost $1,792,736)*	1,854,000
1,000,000	Hartford Financial
	Services Group,
	4.00%, 03/30/2015	1,030,855
1,758,000	HSBC Finance Corporation,
	6.676%, 01/15/2021
	(Acquired 12/09/2009;
	Cost $1,703,417)*	1,803,731
	ING Bank N.V.: f
2,000,000	2.00%, 10/18/2013
	(Acquired 10/28/2010;
	Cost $2,001,737)*	1,993,546
1,000,000	3.00%, 09/01/2015
	(Acquired 08/17/2010;
	Cost $997,320)* @	999,322
1,417,000	Invesco Ltd.,
	5.375%, 02/27/2013 f	1,504,732
2,075,000	Irish Life & Permanent
	Group Holdings PLC,
	3.60%, 01/14/2013
	(Acquired 01/07/2010;
	Cost $2,073,880)* f	1,744,471
	Istar Financial, Inc.:
1,050,000	5.95%, 10/15/2013	981,750
75,000	5.85%, 03/15/2017 @	64,312
2,000,000	Jefferies Group Inc.,
	6.875%, 04/15/2021	2,149,508
	J.P. Morgan Chase & Co.:
575,000	5.75%, 01/02/2013 @	612,917
1,725,000	3.45%, 03/01/2016 @	1,757,146

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Financial – 20.3% (cont.)
$2,000,000	Key Bank NA,
	7.413%, 05/06/2015	$2,276,928
2,600,000	Kookmin Bank,
	7.25%, 05/14/2014
	(Acquired 06/12/2009;
	Cost $2,627,465)* f	2,946,291
	Liberty Mutual Group Inc.:
1,300,000	7.25%, 09/01/2012
	(Acquired 08/03/2004
	through 11/23/2010;
	Aggregate
	Cost $1,339,635)*	1,372,813
1,000,000	5.75%, 03/15/2014
	(Acquired 09/03/2009
	through 10/15/2010;
	Aggregate Cost $982,327)*	1,061,083
1,650,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020
	(Acquired 02/09/2010;
	Cost $1,611,026)* f	1,652,389
1,650,000	Manulife Financial
	Corporation,
	4.90%, 09/17/2020 f	1,648,916
	Marsh & McLennan
	Companies, Inc.:
1,825,000	6.25%, 03/15/2012	1,887,304
700,000	4.85%, 02/15/2013	733,512
1,076,000	5.375%, 07/15/2014	1,167,218
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $500,000)* @	297,500
	Merrill Lynch & Company:
1,000,000	5.70%, 05/02/2017	1,041,600
1,000,000	6.875%, 04/25/2018 @	1,106,418
3,000,000	MetLife Institutional
	Funding II,
	1.201%, 04/04/2014
	(Acquired 03/29/2011;
	Cost $3,000,000)*	3,006,489
935,000	Monumental Global
	Funding III,
	5.25%, 01/15/2014
	(Acquired 04/05/2011
	through 05/12/2011;
	Aggregate
	Cost $996,780)*	995,211
	Morgan Stanley:
100,000	4.75%, 04/01/2014	104,239
1,400,000	6.625%, 04/01/2018 @	1,542,230
750,000	Morgan Stanley Dean
	Witter & Co.,
	6.75%, 10/15/2013	819,418
2,320,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	2,524,921
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 08/15/2011)	1,286,775
2,500,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	2,635,877
1,000,000	North Fork
	Capital Trust II,
	8.00%, 12/15/2027
	(Callable 08/15/2011)	1,020,000
	Protective Life
	Secured Trust:
3,091,000	5.45%, 09/28/2012	3,229,724
1,225,000	4.30%, 06/01/2013	1,279,990
3,125,000	Prudential Financial Inc.,
	5.15%, 01/15/2013	3,297,550
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Financial – 20.3% (cont.)
$2,000,000	Rabobank Nederland
	Global Senior Unsecured
	Notes, 4.20%, 05/13/2014
	(Acquired 05/06/2009;
	Cost $1,996,340)* f	$2,140,936
1,650,000	Regions Bank,
	7.50%, 05/15/2018 @	1,725,413
3,100,000	Royal Bank of Scotland
	Group PLC,
	5.625%, 08/24/2020 f	3,101,296
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017)	1,336,101
	SLM Corporation:
1,500,000	5.40%, 10/25/2011	1,514,957
250,000	5.375%, 05/15/2014	260,282
2,880,000	Sovereign Bancorp Inc.,
	8.75%, 05/30/2018	3,251,114
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016 @	1,147,762
2,000,000	SunTrust Banks, Inc.,
	3.60%, 04/15/2016
	(Callable 03/15/2016)	2,019,404
2,000,000	Susa Partnership LP,
	8.20%, 06/01/2017	2,402,150
850,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	933,981
665,000	Union Bank NA,
	2.125%, 12/16/2013	668,634
650,000	Unionbancal Corporation,
	5.25%, 12/16/2013	705,841
3,000,000	Westpac Banking
	Corporation,
	3.00%, 08/04/2015 f	3,032,523
3,000,000	Willis Group
	Holdings Limited,
	5.75%, 03/15/2021 f	3,060,468
		142,070,974
Industrial – 16.1%
	Ameritech Capital
	Funding Debentures:
817,800	9.10%, 06/01/2016	970,530
1,008,000	6.45%, 01/15/2018	1,149,713
1,000,000	Anadarko Petroleum
	Corporation,
	6.95%, 06/15/2019 @	1,168,011
2,500,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f @	2,636,640
2,000,000	British
	Telecommunications PLC,
	5.95%, 01/15/2018 f	2,208,966
	Bunge Limited Finance
	Corporation:
1,925,000	5.35%, 04/15/2014	2,075,352
1,085,000	5.10%, 07/15/2015	1,166,639
2,900,000	Chevron Phillips
	Chemical Company LLC,
	7.00%, 06/15/2014
	(Acquired 04/16/2010;
	Cost $3,176,204)* @	3,272,551
1,250,000	Clear Channel
	Communications,
	5.50%, 12/15/2016	825,000
125,000	Comcast Cable Holdings,
	8.375%, 03/15/2013	140,005
525,000	Comcast Corporation,
	6.50%, 01/15/2017	611,892

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Industrial – 16.1% (cont.)
$75,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	$82,453
3,636,000	Computer Sciences
	Corporation,
	5.50%, 03/15/2013	3,862,516
2,650,000	ConAgra Foods, Inc.,
	5.875%, 04/15/2014	2,910,503
1,281,000	COX
	Communications Inc.,
	7.125%, 10/01/2012	1,373,915
	CSX Corporation:
1,875,000	5.75%, 03/15/2013	2,017,397
450,000	6.25%, 04/01/2015	515,232
	Deutsche Telekom
	International
	Finance BV: f
2,200,000	3.125%, 04/11/2016
	(Acquired 04/04/2011;
	Cost $2,197,778)* @	2,229,951
1,300,000	6.00%, 07/08/2019	1,484,450
3,000,000	DIRECTV
	Holdings/Financing,
	7.625%, 05/15/2016
	(Callable 05/15/2012)	3,270,000
	Donnelley (R.R.)
	& Sons Co.:
1,000,000	8.60%, 08/15/2016	1,086,913
875,000	6.125%, 01/15/2017	855,325
1,000,000	7.625%, 06/15/2020 @	988,304
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016 @	1,042,500
656,895	Federal Express
	Corporation 1995
	Pass-Thru Certificates,
	Series B2, 7.11%,
	01/02/2014
	(Callable 08/15/2011)	702,878
2,250,000	FedEx Corporation,
	7.375%, 01/15/2014	2,567,995
3,000,000	Freeport-McMoRan
	Copper & Gold Inc.,
	8.375%, 04/01/2017
	(Callable 04/01/2012)	3,277,500
1,260,000	GTE Corporation,
	6.84%, 04/15/2018	1,465,721
1,375,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,430,000
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	685,750
620,000	Highmark Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003
	through 06/16/2010;
	Aggregate Cost $631,048)*	686,718
250,000	Historic Time Warner Inc.,
	6.875%, 06/15/2018	292,555
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,321,668
2,500,000	Hutchison Whampoa
	International LTD,
	7.625%, 04/09/2019
	(Acquired 10/16/2009
	through 04/28/2010;
	Aggregate
	Cost $2,809,832)* f	2,963,762
1,000,000	Ingersoll-Rand
	Company Debentures,
	6.391%, 11/15/2027 f	1,114,662

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Industrial – 16.1% (cont.)
$1,625,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	$1,822,140
1,675,000	Laboratory Corporation
	of America Holdings,
	5.50%, 02/01/2013	1,787,262
	Lafarge SA: f
1,000,000	5.50%, 07/09/2015
	(Acquired 07/06/2010;
	Cost $999,140)*	1,069,148
625,000	6.50%, 07/15/2016	675,490
180,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	188,100
75,000	Martin Marietta
	Materials, Inc.,
	6.60%, 04/15/2018	83,333
1,625,000	Masco Corporation,
	6.125%, 10/03/2016	1,669,276
2,000,000	Mosaic Co.,
	7.625%, 12/01/2016
	(Callable 12/01/2011)
	(Acquired 05/19/2010;
	Cost $2,106,755)*	2,125,000
825,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	912,044
2,307,000	Nextel Communications
	Senior Notes, Series E,
	6.875%, 10/31/2013
	(Callable 07/25/2011) @	2,321,419
700,000	PCCW-HKT
	Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $696,731)* f	748,151
925,000	Pearson Dollar
	Finance PLC,
	5.70%, 06/01/2014
	(Acquired 09/28/2005
	through 12/14/2007;
	Aggregate
	Cost $928,261)* f	1,018,555
2,045,000	Plum Creek
	Timberlands, L.P.,
	5.875%, 11/15/2015	2,276,549
2,900,000	POSCO,
	5.25%, 04/14/2021
	(Acquired 04/08/2011;
	Cost $2,876,220)* f	2,930,702
2,000,000	Qwest Corporation,
	8.875%, 03/15/2012 @	2,105,000
2,093,000	Reed Elsevier Capital Notes,
	4.625%, 06/15/2012	2,162,054
450,000	Rio Tinto Alcan, Inc.,
	5.00%, 06/01/2015 f	495,201
	Rio Tinto Financial
	USA Ltd.: f
1,800,000	6.50%, 07/15/2018 @	2,102,234
500,000	3.50%, 11/02/2020 @	478,504
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	499,375
1,175,000	Sunoco, Inc. Senior
	Unsecured Notes,
	5.75%, 01/15/2017	1,265,938
	TCI Communications, Inc.:
550,000	7.875%, 08/01/2013	620,027
2,583,000	8.75%, 08/01/2015	3,170,480
	Teck Resources Limited: f
1,045,000	10.25%, 05/15/2016
	(Callable 05/15/2013)	1,248,775
1,000,000	3.15%, 01/15/2017	1,000,647

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Industrial – 16.1% (cont.)
	Telecom Italia Capital: f
$1,360,000	4.95%, 09/30/2014	$1,418,029
2,225,000	5.25%, 10/01/2015	2,313,163
	Telefonica Emisiones,
	S.A.U.: f
1,725,000	6.421%, 06/20/2016	1,926,033
1,000,000	6.221%, 07/03/2017 @	1,102,349
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017	1,124,553
	Time Warner, Inc.:
1,000,000	4.70%, 01/15/2021	1,013,176
2,000,000	4.75%, 03/29/2021	2,034,504
500,000	Tyco Electronics Group
	S. A., 6.55%, 10/01/2017 f	589,124
650,000	Tyco International Finance,
	6.00%, 11/15/2013 f	718,551
	United AirLines, Inc.
	Pass-Thru Certificates:
159,444	Series 1991-A, Class A-2,
	10.02%, 03/22/2014	64,575
62,117	Series 2000-2, Class C,
	7.762%, 04/29/2049 § †	18,635
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f @	1,696,869
	Verizon
	Communications, Inc.:
1,000,000	1.95%, 03/28/2014	1,016,277
375,000	5.50%, 04/01/2017	421,169
1,050,000	Verizon New York Inc.,
	Series A, 6.875%,
	04/01/2012	1,096,747
500,000	Viacom Inc.,
	6.25%, 04/30/2016 @	575,083
	Vulcan Materials Co.:
69,000	5.60%, 11/30/2012	71,736
2,000,000	7.00%, 06/15/2018	1,977,462
125,000	Waste Management, Inc.,
	5.00%, 03/15/2014	135,942
1,450,000	Wellpoint Inc.,
	6.80%, 08/01/2012	1,539,949
500,000	Willamette Industries,
	Inc. Notes,
	6.60%, 06/05/2012	516,487
1,000,000	Williams Partners LP,
	5.25%, 03/15/2020 @	1,052,804
		112,652,588
Other Government Related Securities – 1.6%
3,000,000	KFW,
	4.875%, 06/17/2019 f	3,393,015
300,000	Korea Electric
	Power Corporation,
	6.75%, 08/01/2027 f	339,000
350,000	National Bank of
	Hungary Debentures,
	8.875%, 11/01/2013 f	383,146
2,500,000	Petrobras International
	Finance Company,
	3.875%, 01/27/2016 f	2,545,795
2,650,000	United Mexican States,
	5.125%, 01/15/2020 f @	2,862,000
1,495,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015 f	1,541,351
		11,064,307
Residential Mortgage Backed Securities – 4.7%
	Bank of America
	Alternative Loan Trust:
280,135	Series 2003-11, Class 4A1,
	4.75%, 01/25/2019
	(Callable 11/25/2016)	284,549
824,804	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	855,262

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Residential Mortgage Backed Securities – 4.7% (cont.)
$1,017,402	Series 2004-11, Class 4A1,
	5.50%, 12/25/2019
	(Callable 05/25/2018)	$1,050,850
45,551	Series 2005-6, Class 7A1,
	5.50%, 07/25/2020
	(Callable 03/25/2019)	42,986
565,801	Series 2006-2, Class 7A1,
	6.00%, 03/25/2021	548,269
820,599	Series 2006-3, Class 6A1,
	6.00%, 04/25/2036	778,380
881,966	Series 2006-4, Class 3CB4,
	6.00%, 05/25/2046
	(Callable 02/25/2020)	773,673
613,545	Bank of America
	Funding Corporation,
	Series 2003-3, Class 1A41,
	5.50%, 10/25/2033	632,121
826,592	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-5, Class 1A25,
	5.50%, 10/25/2014	837,203
	Countrywide Alternative
	Loan Trust:
173,298	Series 2005-5R, Class A2,
	4.75%, 12/25/2018	175,088
819,045	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	709,527
814,484	Series 2005-85CB, Class
	3A1, 5.25%, 02/25/2021
	(Acquired 09/26/2007
	through 01/28/2009;
	Aggregate Cost $785,621)*	764,011
1,269,195	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021	1,060,713
98,827	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	95,286
121,676	Series 2005-11CB, Class
	2A1, 5.50%, 06/25/2035
	(Callable 11/25/2022)	111,475
426,140	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035
	(Callable 06/25/2012)	423,668
	Credit Suisse First
	Boston Mortgage
	Securities Corporation:
26,541	Series 2005-11, Class 5A1,
	5.25%, 12/25/2020	26,455
87,315	Series 2005-3, Class 3A27,
	5.50%, 07/25/2035	89,084
	Federal Gold Loan Mortgage
	Corporation (FGLMC)
	Pass-Thru Certificates:
236,645	5.00%, 08/01/2011	240,381
456,967	6.00%, 06/01/2021	500,493
26,223	6.00%, 07/01/2028	29,101
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
548,987	Series 3033, Class LU,
	5.50%, 03/15/2013	565,674
1,380,484	Series R003, Class VA,
	5.50%, 08/15/2016	1,479,068
1,799,031	Series 3122, Class VA,
	6.00%, 01/15/2017	1,872,010
1,275,209	Series R010, Class VA,
	5.50%, 04/15/2017	1,383,360
898,854	Series R009, Class AJ,
	5.75%, 12/15/2018	932,458
3,235	Series 74, Class F,
	6.00%, 10/15/2020
	(Callable 09/15/2011)	3,533
30,293	Series 2673, Class NC,
	5.50%, 05/15/2021	30,609

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Residential Mortgage Backed Securities – 4.7% (cont.)
$25,371	Series 1395, Class G,
	6.00%, 10/15/2022
	(Callable 08/15/2011)	$28,308
893,893	Series 2970, Class DA,
	5.50%, 01/15/2023	916,222
	Federal National Mortgage
	Association (FNMA):
64,112	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	64,424
62,271	Series 2005-6, Class VE,
	5.50%, 04/25/2016	64,291
248,364	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	251,764
16,487	Series 1989-2, Class D,
	8.80%, 01/25/2019	20,045
1,186	Series G-29, Class O,
	8.50%, 09/25/2021	1,350
82,213	Series 1991-137, Class H,
	7.00%, 10/25/2021	92,146
69,912	Series 1992-136, Class PK,
	6.00%, 08/25/2022	76,675
43,772	Series 1993-32, Class H,
	6.00%, 03/25/2023	47,505
1,183,390	Series 2002-85, Class PD,
	5.50%, 05/25/2031	1,206,217
35,701	Series 2004-90, Class YB,
	4.00%, 07/25/2032	36,544
1,597,138	Series 2004-W6, Class 1A6,
	5.50%, 07/25/2034	1,703,491
847,270	Series 2004-W10, Class A24,
	5.00%, 08/25/2034	847,126
240,727	Government National
	Mortgage Association
	(GNMA),
	Series 1999-4, Class ZB,
	6.00%, 02/20/2029	266,979
	J.P. Morgan Alternative
	Loan Trust:
2,101,486	Series 2005-S1, Class 3A1,
	5.50%, 10/25/2020	2,019,898
1,025,885	Series 2006-A1, Class 2A1,
	5.799%, 03/25/2036	677,142
570,926	Series 2006-S2, Class A2,
	5.81%, 05/25/2036
	(Callable 12/25/2011)	561,552
402,701	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1,
	5.00%, 08/25/2021
	(Callable 11/25/2017)	386,821
	Master Alternative
	Loans Trust:
1,188,939	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019
	(Callable 04/25/2016)	1,215,120
284,839	Series 2004-3, Class 1A1,
	5.00%, 03/25/2019	290,472
239,438	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	236,119
38,140	Merrill Lynch Mortgage
	Investors Trust,
	Series 2005-A8, Class
	A1C1, 5.25%, 08/25/2036	38,659
114,339	Residential Accredit
	Loans, Inc.,
	Series 2004-QS6, Class A1,
	5.00%, 05/25/2019
	(Callable 11/25/2014)	113,558
202,837	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class A2,
	4.00%, 06/25/2033
	(Callable 05/25/2013)	209,995

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Residential Mortgage Backed Securities – 4.7% (cont.)
	Washington Mutual, Inc.
	Pass-Thru Certificates:
$1,472,181	Series 2004-CB1, Class
	5A, 5.00%, 06/25/2019	$1,513,377
1,941,668	Series 2004-CB3, Class
	3A, 5.50%, 10/25/2019	1,981,026
664,327	Series 2004-CB3, Class 4A,
	6.00%, 10/25/2019	687,344
673,544	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	689,145
614,320	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	637,123
		33,175,725
Taxable Municipal Bonds – 3.8%
	Alaska Municipal Bond
	Bank Authority:
1,000,000	4.309%, 08/01/2018	1,001,940
1,340,000	4.459%, 08/01/2019	1,341,233
3,375,000	California Qualified
	School Construction Bonds,
	5.955%, 03/01/2019	3,506,794
2,500,000	California School
	Finance Authority,
	4.426%, 07/01/2020	2,496,750
	California State:
900,000	5.45%, 04/01/2015	979,002
500,000	5.50%, 03/01/2016	545,660
2,500,000	Contra Costa County
	California Pension
	Obligation,
	5.14%, 06/01/2017	2,644,575
1,465,000	Dallas Independent
	School District,
	4.95%, 02/15/2022
	(Callable 02/15/2021)	1,566,349
1,000,000	Davie Florida Water
	& Sewer Revenue,
	6.062%, 10/01/2025
	(Callable 10/01/2020)	1,037,710
3,000,000	Government Development
	Bank for Puerto Rico,
	4.704%, 05/01/2016	3,011,460
5,000,000	Illinois State,
	3.636%, 02/01/2014	5,104,100
2,100,000	North East Independent
	School District Texas,
	5.24%, 08/01/2027	2,139,060
1,260,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023
	(Callable 06/01/2015)	1,173,992
		26,548,625
Utilities – 8.6%
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,475,572
2,765,000	Baltimore Gas &
	Electric Co. Senior
	Unsecured Notes,
	6.125%, 07/01/2013	3,023,171
	Dominion Resources Inc.:
1,380,000	Series B, 6.25%,
	06/30/2012	1,452,185
1,000,000	Series C, 5.15%,
	07/15/2015	1,108,265
425,000	6.00%, 11/30/2017	490,250
1,000,000	DTE Energy Company,
	7.625%, 05/15/2014	1,154,271
3,000,000	El Paso Pipeline Partners
	Operating Co LLC,
	4.10%, 11/15/2015	3,119,217

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Utilities – 8.6% (cont.)
$2,000,000	Enel Finance International,
	5.70%, 01/15/2013
	(Acquired 03/31/2010;
	Cost $2,093,747)* f @	$2,106,100
	Energy Transfer Partners:
600,000	5.65%, 08/01/2012	628,643
1,336,000	5.95%, 02/01/2015	1,479,242
515,000	9.70%, 03/15/2019	658,127
1,000,000	Exelon Corporation,
	4.90%, 06/15/2015	1,075,246
2,585,000	Exelon Generation
	Company LLC,
	5.35%, 01/15/2014	2,797,846
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016	2,603,125
166,967	Kiowa Power
	Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $166,967)*	168,678
1,000,000	Korea Hydro & Nuclear
	Power Company
	Senior Unsecured Notes,
	6.25%, 06/17/2014
	(Acquired 06/10/2009;
	Cost $989,350)* f	1,097,076
3,139,000	Midamerican Energy
	Holdings Co.,
	5.875%, 10/01/2012	3,328,712
2,475,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	2,842,968
2,000,000	National Rural
	Utilities Corporation,
	10.375%, 11/01/2018	2,769,848
1,100,000	NiSource Finance
	Corporation,
	10.75%, 03/15/2016	1,437,367
935,000	ONEOK Partners
	LP Notes,
	5.90%, 04/01/2012	969,948
1,775,000	PPL Energy Supply,
	LLC Senior Notes,
	Series A, 5.70%,
	10/15/2015	1,912,834
1,175,000	Progress Energy Inc.
	Senior Notes,
	6.85%, 04/15/2012	1,230,312
	PSE&G Power LLC:
425,000	5.00%, 04/01/2014 @	455,950
144,000	5.32%, 09/15/2016	158,728
220,000	5.125%, 04/15/2020	230,871
701,848	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	826,539
	Rockies Express
	Pipeline LLC:
3,000,000	3.90%, 04/15/2015
	(Acquired 02/17/2011;
	Cost $3,000,428)*	3,043,938
1,000,000	5.625%, 04/15/2020
	(Acquired 03/17/2010;
	Cost $999,110)*	1,021,846
2,000,000	Sempra Energy,
	2.00%, 03/15/2014	2,018,866
2,700,000	Spectra Energy Capital,
	5.668%, 08/15/2014	2,989,210
2,500,000	Trans-Allegheny Interstate
	Line Company,
	4.00%, 01/15/2015
	(Acquired 01/19/2010;
	Cost $2,490,650)* @	2,607,118

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 95.7% (cont.)
Utilities – 8.6% (cont.)
$2,005,000	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes,
	8.875%, 07/15/2012	$2,164,632
	Vectren Utility
	Holdings, Inc.:
1,000,000	6.625%, 12/01/2011	1,023,670
575,000	5.25%, 08/01/2013	613,354
2,000,000	West Penn
	Power Company,
	5.875%, 08/15/2016
	(Acquired 10/25/2010;
	Cost $2,260,552)*	2,233,528
		60,317,253
U.S. Government Agency Issues – 10.8%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014 @	7,421,449
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
225,000	4.50%, 07/15/2013 @	243,276
6,800,000	2.50%, 05/27/2016 @	6,973,930
	Federal National
	Mortgage Association
	(FNMA):
10,000,000	1.25%, 02/27/2014 @	10,125,390
6,000,000	1.75%, 03/07/2014
	(Callable 09/07/2011) @	6,013,266
32,125,000	2.75%, 03/13/2014 @	33,793,733
7,500,000	2.625%, 11/20/2014 @	7,865,302
3,325,000	2.375%, 04/11/2016 @	3,394,210
		75,830,556
U.S. Treasury Obligations – 24.9%
	U.S. Treasury Bonds:
80,075,000	2.375%, 03/31/2016 @	82,846,316
13,600,000	2.375%, 07/31/2017 @	13,744,500
30,400,000	3.875%, 05/15/2018 @	33,299,886
12,375,000	9.125%, 05/15/2018 @	17,754,264
10,000,000	7.875%, 02/15/2021 @	14,025,780
10,000,000	6.25%, 08/15/2023 @	12,685,940
		174,356,686
	Total Long-Term
	Investments
	(Cost $652,261,966)	670,687,557

Shares
SHORT-TERM INVESTMENTS – 4.0%
Money Market Mutual Funds – 4.0%
12,000,000	The AIM STIT – Liquid
	Assets Portfolio, 0.06% «	12,000,000
15,716,984	Dreyfus Institutional
	Cash Advantage Fund,
	0.15% «	15,716,984
	Total Short-Term
	Investments
	(Cost $27,716,984)	27,716,984

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 39.5%
Commercial Paper – 0.2%
$2,356,794	Atlantic East Funding
	LLC, 0.541%,
	03/25/2012 †**	$1,611,029
	Total Commercial Paper
	(Cost $2,356,794)	1,611,029

Shares
Investment Companies – 39.3%
275,629,815	Mount Vernon Securities
	Lending Trust Prime
	Portfolio, 0.20% «	275,629,815
	Total Investment
	Companies
	(Cost $275,629,815)	275,629,815
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $277,986,609)	277,240,844
	Total Investments
	(Cost $957,965,559) –
	139.2%	975,645,385

Asset Relating to Securities
Lending Investments – 0.1%
	Support Agreement** ^ a	745,765
	Total (Cost $0)	745,765
	Liabilities in Excess of
	Other Assets – (139.3)%	(275,544,584)
	TOTAL NET
	ASSETS – 100.0%	$700,846,566

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2011.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$11,330,392	$—	$11,330,392
Commercial Mortgage Backed Securities	—	23,340,451	—	23,340,451
Corporate Debt Securities	—	315,022,180	18,635	315,040,815
Other Government Related Securities	—	11,064,307	—	11,064,307
Residential Mortgage Backed Securities	—	33,175,725	—	33,175,725
Taxable Municipal Bonds	—	26,548,625	—	26,548,625
U.S. Government Agency Issues	—	75,830,556	—	75,830,556
U.S. Treasury Obligations	—	174,356,686	—	174,356,686
Total Fixed Income	—	670,668,922	18,635	670,687,557
Short-Term Investments
Money Market Mutual Funds	27,716,984	—	—	27,716,984
Total Short-Term Investments	27,716,984	—	—	27,716,984
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	1,611,029	—	1,611,029
Money Market Mutual Fund	275,629,815	—	—	275,629,815
Total Investments Purchased with
Cash Proceeds from Securities Lending	275,629,815	1,611,029	—	277,240,844
Total Investments	$303,346,799	$672,279,951	$18,635	$975,645,385
Asset Relating to Securities Lending Investments	$—	$745,765	$—	$745,765

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  Transfers were made out of Level 2 into Level 3 due to a security being priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3*	18,635
Balance as of June 30, 2011	$18,635

*  Transfers between levels are recognized at the end of the reporting period.

Baird Intermediate Municipal Bond Fund

June 30, 2011 (Unaudited)

The Baird Intermediate Municipal Bond Fund seeks current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.  The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of the total return of the Barclays Capital 7-Year General Obligation Bond Index.  The Barclays Capital 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$971,057,068	Annualized Expense Ratio:
SEC 30-Day Yield:***		Institutional Class:	0.30%
Institutional Class:	2.06%	Investor Class:	0.55	%****
Investor Class:	1.81%	Portfolio Turnover Rate:	6.2	%#
Average Effective Duration:	5.11 years	Total Number of Holdings:	279
Average Effective Maturity:	6.26 years

*	Percentages shown are based on the Fund’s total investments.
**	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
***	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2011.
****	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Intermediate Municipal Bond Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2011	Six Months	One Year	Five Years	Ten Years	Since Inception(1)
Institutional Class Shares	3.75%	3.80%	5.52%	4.96%	5.06%
Investor Class Shares	3.73%	3.56%	5.24%	4.69%	4.79%
Barclays Capital 7-Year
General Obligation Bond Index(2)	4.17%	4.99%	5.99%	5.24%	5.17%

(1)	For the period from March 30, 2001 (commencement of operations) through June 30, 2011.
(2)
The Barclays Capital 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0%
Alabama – 2.4%
$1,000,000	Alabama State
	Public School &
	College Authority,
	5.00%, 05/01/2019	$1,172,660
1,000,000	Camden Alabama
	Industrial Development
	Board Revenue,
	6.125%, 12/01/2024
	(Pre-refunded to
	12/01/2013)	1,128,520
1,080,000	Gulf Shores Alabama,
	5.00%, 12/15/2018
	(Callable 12/15/2017)	1,169,445
	Montgomery Alabama
	Special Care
	Facility Revenue:
1,540,000	5.00%, 11/15/2015
	(Pre-refunded to
	11/15/2014)	1,740,184
11,385,000	5.00%, 11/15/2021
	(Pre-refunded to
	11/15/2014)	12,966,263
3,985,000	5.25%, 11/15/2029
	(Pre-refunded to
	11/15/2014)	4,571,433
		22,748,505
Alaska – 0.1%
1,000,000	Alaska State Housing
	Finance Corporation,
	5.00%, 06/01/2017
	(Callable 06/01/2015)
	(Insured by NPFGC)	1,047,180

Arizona – 1.6%
1,415,000	Arizona Health Facilities
	Authority Hospital Revenue,
	6.375%, 12/01/2037
	(Pre-refunded to
	12/01/2012)	1,544,897
2,375,000	Arizona School Facilities
	Board Revenue,
	5.75%, 07/01/2018
	(Pre-refunded to
	07/01/2014)	2,717,404
1,000,000	Gila County Arizona
	Unified School District
	Bonds, 5.25%, 07/01/2027
	(Callable 07/01/2017)	1,027,880
1,860,000	Maricopa County
	Arizona University School
	District No. 48 Scottsdale,
	4.00%, 07/01/2026
	(Pre-refunded to
	07/01/2016)	2,105,539
1,540,000	Phoenix Arizona Civic
	Corporation of Wastewater
	Systems Revenue,
	5.00%, 07/01/2015
	(Callable 07/01/2014)
	(Partially Pre-refunded,
	Insured by NPFGC)	1,688,302
	Pima County Arizona
	Industrial Development
	Authority:
1,000,000	7.125%, 07/01/2024
	(Pre-refunded to
	07/01/2014)	1,168,460
2,000,000	7.50%, 07/01/2034
	(Pre-refunded to
	07/01/2014)	3,252,456

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Arizona – 1.6% (cont.)
$2,870,000	7.50%, 07/01/2034
	(Pre-refunded to
	07/01/2014)	$2,358,800
		15,863,738
California – 7.0%
4,260,000	Bakersfield California
	Certificates Participation,
	0.00%, 04/15/2021
	(ETM) ^	3,087,648
2,490,000	Coalinga California
	Regional Medical Center,
	5.125%, 03/01/2032
	(Pre-refunded to
	03/01/2015)	2,790,394
3,000,000	Contra Costa County
	California Certificate
	Participation, 0.00%,
	11/01/2014 (ETM) ^	2,916,720
3,620,000	Golden State Tobacco
	Securitization Corporation
	Asset Backed Bonds,
	5.50%, 06/01/2043
	(Pre-refunded to
	06/01/2013)	3,955,791
	Golden State Tobacco
	Securitization Corporation
	Revenue Bonds:
7,320,000	6.25%, 06/01/2033
	(Callable 06/01/2013)
	(Pre-refunded to
	various dates)	7,960,061
875,000	5.00%, 06/01/2038
	(Pre-refunded to
	06/01/2013)	947,905
6,950,000	5.625%, 06/01/2038
	(Pre-refunded to
	06/01/2013)	7,611,084
1,205,000	Mount Diablo
	California Hospital
	District Revenue, 5.00%,
	12/01/2013 (ETM)	1,269,335
3,725,000	Pittsburg California
	Redevelopment Agency
	Residential Mortgage
	Revenue, 9.60%,
	06/01/2016 (ETM)	5,133,199
1,800,000	Port Oakland
	California Revenue,
	5.00%, 11/01/2017
	(Insured by NPFGC)	1,997,010
	San Joaquin Hills
	California Transportation
	Corridor Agency Toll
	Road Revenue: (ETM) ^
6,865,000	0.00%, 01/01/2020	5,372,755
14,000,000	0.00%, 01/01/2023	9,359,560
17,295,000	San Marcos California
	Public Facilities Authority
	Revenue, 0.00%,
	09/01/2019 (ETM) ^	13,775,813
1,130,000	Woodside California
	Elementary School District
	Government School Bonds,
	5.00%, 10/01/2023
	(Pre-refunded to
	10/01/2016)	1,318,495
		67,495,770

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Colorado – 5.3%
$1,000,000	Aspen Grove Colorado
	Business Improvement
	District, 7.625%,
	12/01/2025 (Pre-refunded
	to 12/01/2011)	$1,033,520
795,000	Colorado Educational
	& Cultural Facilities
	Authority, 7.625%,
	03/15/2032 (Pre-refunded
	to 03/15/2013)	878,411
9,830,000	Colorado Springs
	Colorado Utilities
	Revenue Bonds, 5.875%,
	11/15/2017 (ETM)	11,007,634
1,000,000	Conservatory Metropolitan
	District Colorado,
	6.75%, 12/01/2034
	(Pre-refunded to
	12/01/2013)	1,141,230
12,745,000	Dawson Ridge
	Metropolitan District
	No. 1 Colorado,
	0.00%, 10/01/2022
	(ETM) ^	8,497,984
	Denver Colorado
	Convention Center &
	Hotel Authority
	Revenue Bonds:
1,000,000	5.00%, 12/01/2021
	(Pre-refunded to
	12/01/2013)	1,097,990
2,950,000	5.00%, 12/01/2022
	(Pre-refunded to
	12/01/2013)	3,239,071
1,500,000	5.00%, 12/01/2023
	(Pre-refunded to
	12/01/2013)	1,646,985
5,065,000	5.00%, 12/01/2024
	(Pre-refunded to
	12/01/2013)	5,561,319
7,975,000	Denver Colorado Health
	& Hospital Authority
	Healthcare Revenue,
	6.25%, 12/01/2033
	(Pre-refunded to
	12/01/2014)	9,422,223
6,750,000	Regional Transportation
	District Colorado
	Sales Tax Revenue,
	5.00%, 11/01/2036
	(Pre-refunded to
	11/01/2016)	8,006,580
		51,532,947
Delaware – 0.1%
650,000	Delaware State Economic
	Development Authority
	Revenue, 6.75%,
	01/01/2013 (ETM)	687,089
Florida – 12.0%
4,040,000	Bartram Springs
	Community Development
	District Special Assessment,
	6.65%, 05/01/2034
	(Pre-refunded to
	05/01/2013)	4,490,016
1,925,000	Brevard County
	Florida School Board,
	5.00%, 07/01/2020
	(Callable 07/01/2017)
	(Insured by AMBAC)	2,055,072

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Florida – 12.0% (cont.)
$8,000,000	Broward County
	Florida School Board,
	5.25%, 07/01/2022
	(Callable 07/01/2021)	$8,584,800
1,980,000	Dade County Florida
	Health Facility Authority
	Hospital Revenue,
	5.75%, 05/01/2021
	(ETM)	2,263,081
3,000,000	Escambia County Florida
	Housing Finance Authority
	Multifamily Housing
	Revenue, 0.00%,
	10/15/2018 (ETM) ^	2,554,020
13,800,000	Florida State Board
	of Education,
	5.00%, 06/01/2022
	(Callable 06/01/2019)	15,399,558
2,500,000	Florida State Department
	of Management Services,
	5.00%, 08/01/2018	2,777,625
	Florida State Mid-Bay
	Bridge Authority
	Revenue: (ETM)
4,675,000	6.875%, 10/01/2022	6,171,047
3,175,000	6.875%, 10/01/2022	4,191,032
1,385,000	Florida State Municipal
	Power Agency Revenue,
	5.00%, 10/01/2017
	(Callable 08/15/2011)
	(ETM)	1,662,485
1,500,000	Gulf Environmental
	Services Inc. Florida
	Revenue Bonds, 5.00%,
	10/01/2018 (ETM)	1,695,240
	Highlands County Florida
	Health Facilities Revenue:
9,650,000	5.875%, 11/15/2029
	(Pre-refunded to
	11/15/2013)	10,794,200
5,000,000	5.375%, 11/15/2035
	(Pre-refunded to
	11/15/2013)	5,534,550
2,000,000	Hillsborough County
	Florida School Board
	Master Lease Program,
	5.50%, 07/01/2018
	(Insured by NPFGC)	2,221,140
1,830,000	Hillsborough County
	Industrial Development
	Authority, 5.625%,
	08/15/2029 (Pre-refunded
	to 08/15/2018)	2,253,846
2,000,000	Islands At Doral (SW)
	Community Development
	District, 6.375%,
	05/01/2035 (Pre-refunded
	to 05/01/2013)	2,152,380
300,000	Jacksonville Florida Health
	Facility Authority Hospital
	Revenue, 11.50%,
	10/01/2012 (Callable
	08/15/2011)(ETM)	341,463
2,195,000	Laguna Lakes Community
	Development District
	Special Assessment
	Revenue Bonds, 6.40%,
	05/01/2033 (Pre-refunded
	to 05/01/2013)	2,411,273

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Florida – 12.0% (cont.)
$1,470,000	Miami Beach Florida
	Resort Tax Revenue,
	6.25%, 10/01/2022
	(ETM)	$1,842,689
7,100,000	Miami-Dade
	County Florida,
	4.50%, 10/01/2020	7,592,243
3,000,000	Miami Dade County
	Florida Entitlement
	Revenue Bonds,
	5.00%, 08/01/2015
	(Insured by NPFGC)	3,305,550
3,000,000	Miami-Dade County
	Florida School Board,
	5.00%, 05/01/2016
	(Insured by NPFGC)	3,295,500
2,420,000	Miami-Dade County
	Florida Water &
	Sewer Revenue,
	5.00%, 10/01/2013
	(Insured by NPFGC)	2,618,343
4,220,000	Orange County Florida
	Health Facilities Authority
	Revenue Bond, 6.25%,
	10/01/2013 (ETM)	4,739,693
1,000,000	Orlando Florida Utilities
	Commission Water &
	Electric Revenue, 6.75%,
	10/01/2017 (ETM)	1,170,810
1,000,000	Palm Beach County
	Florida Revenue,
	5.00%, 11/01/2018
	(Callable 11/01/2017)	1,114,920
2,550,000	Pinellas County Housing
	Finance Authority,
	4.25%, 03/01/2027
	(Callable 09/01/2019)	2,696,268
1,000,000	Sarasota County
	Florida School Board,
	5.00%, 07/01/2015
	(Insured by NPFGC)	1,094,280
5,200,000	Seminole County Florida
	Water & Sewage Revenue,
	6.00%, 10/01/2019
	(ETM)	6,188,884
3,000,000	Sunrise Florida Utility
	System Revenue,
	5.50%, 10/01/2018
	(ETM)	3,510,960
		116,722,968
Georgia – 2.7%
8,445,000	Atlanta Georgia Water
	& Wastewater Revenue,
	5.50%, 11/01/2017
	(Insured by AGM)	9,709,386
3,330,000	Forsyth County Georgia
	Hospital Authority Revenue
	Anticipation Certificates,
	6.375%, 10/01/2028
	(Callable 08/15/2011)
	(ETM)	4,228,001
680,000	Fulton County Georgia
	Hospital Authority Revenue,
	7.875%, 10/01/2013
	(Callable 08/15/2011)
	(ETM)	738,337

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Georgia – 2.7% (cont.)
	Georgia Municipal Electric
	Authority Power Revenue:
$120,000	6.50%, 01/01/2017
	(Insured by AGM)	$139,268
7,350,000	6.50%, 01/01/2017
	(Insured by AGM)	8,732,315
2,555,000	Northwestern Gwinnett
	County Georgia Facilities
	Corporation I Certificate
	Participation,
	5.75%, 06/15/2019
	(Callable 06/15/2014)
	(Pre-refunded
	to 06/15/2015)	2,847,215
		26,394,522
Illinois – 10.1%
	Chicago Illinois:
305,000	5.00%, 01/01/2017
	(Pre-refunded to
	01/01/2016)	355,182
695,000	5.00%, 01/01/2017
	(Callable 01/01/2016)
	(Insured by AGM)	750,815
	Chicago Illinois
	Board of Education:
1,000,000	5.00%, 12/01/2017
	(Insured by AMBAC)	1,201,794
4,345,000	5.00%, 12/01/2017
	(Callable 12/01/2016)
	(Insured by AGM)	4,874,351
1,000,000	6.00%, 01/01/2020
	(Insured by NPFGC)	1,078,510
	Chicago Illinois Public
	Building Community
	Building Revenue: (ETM)
3,725,000	7.00%, 01/01/2015	4,148,979
1,555,000	7.00%, 01/01/2020	2,005,235
2,605,000	Cook County Illinois
	School District No. 097,
	9.00%, 12/01/2015
	(Insured by NPFGC)	3,259,689
1,430,000	Cook County Illinois
	School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,930,386
2,000,000	Cook County Illinois
	School District No. 159,
	0.00%, 12/01/2022
	(ETM) ^	1,325,540
1,095,000	Dupage County Illinois
	Stormwater Project,
	5.60%, 01/01/2021	1,273,540
12,285,000	Illinois Development
	Financial Authority,
	0.00%, 07/15/2023
	(ETM) ^	7,803,186
2,330,000	Illinois Finance
	Authority Revenue,
	5.50%, 08/15/2043
	(Pre-refunded to
	08/15/2014)	2,661,652
1,000,000	Illinois Municipal
	Electric Agency Power
	Supply Revenue Bonds,
	5.25%, 02/01/2016
	(Insured by NPFGC)	1,118,490
	Illinois State:
1,000,000	5.00%, 01/01/2019
	(Insured by AGM)	1,070,150

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Illinois – 10.1% (cont.)
$5,000,000	4.00%, 09/01/2019
	(Callable 09/01/2018)
	(Insured by AGM)	$4,900,900
3,000,000	6.00%, 11/01/2026
	(Insured by NPFGC)	3,149,310
2,100,000	Illinois State Toll Highway
	Authority Priority
	Revenue Bonds,
	5.50%, 01/01/2016
	(Insured by AGM)	2,384,865
	Illinois State Toll Highway
	Authority Revenue Bonds:
1,020,000	5.00%, 01/01/2026
	(Pre-refunded to
	07/01/2016)	1,203,794
2,055,000	5.00%, 01/01/2031
	(Pre-refunded to
	07/01/2016)	2,425,290
6,750,000	Kane Cook & Dupage
	Counties Illinois
	Community United
	School District No. 303,
	5.00%, 01/01/2014
	(Insured by AGM)	7,221,758
2,130,000	Kane Cook & Dupage
	Counties Illinois School
	District No. 46 Elgin,
	0.00%, 01/01/2013
	(Insured by AGM) ^	2,083,225
	Kane McHenry Cook &
	De Kalb Counties Illinois
	School District No. 300:
1,000,000	9.00%, 01/01/2015
	(Insured by AMBAC)	1,210,490
6,140,000	7.00%, 01/01/2018
	(Insured by AMBAC)	7,326,248
	Lake County Illinois
	Community Consolidated
	School District:
1,755,000	0.00%, 12/01/2012
	(Insured by NPFGC) ^	1,695,593
1,920,000	0.00%, 12/01/2013
	(Insured by NPFGC) ^	1,807,450
1,875,000	0.00%, 12/01/2014
	(Insured by NPFGC) ^	1,694,887
1,025,000	Lake County Illinois
	Community High School
	District No. 124 Grant,
	5.00%, 12/01/2017	1,144,218
1,000,000	Lake County Illinois
	Community High School
	District No. 128,
	5.00%, 01/01/2013	1,060,080
	McHenry & Kane
	Counties Illinois
	Community School
	District No. 158:
1,870,000	0.00%, 01/01/2013
	(Insured by NPFGC) ^	1,784,616
1,970,000	0.00%, 01/01/2016
	(Insured by NPFGC) ^	1,632,716
	Metropolitan Pier &
	Exposition Authority
	Illinois: (ETM)
1,805,000	5.50%, 06/15/2016	2,156,181
2,000,000	5.50%, 12/15/2023	2,385,360
2,000,000	Northwest Suburban
	Illinois Municipal Joint
	Action Revenue, 5.00%,
	05/01/2014 (ETM)	2,242,640

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Illinois – 10.1% (cont.)
$4,705,000	Regional Transportation
	Authority Illinois,
	6.00%, 07/01/2022
	(Insured by NPFGC)	$5,530,351
2,742,000	Round Lake Illinois,
	6.70%, 03/01/2033
	(Pre-refunded to
	03/01/2013)	3,027,497
	Southern Illinois
	University Revenue:
1,000,000	5.25%, 04/01/2018
	(Insured by NPFGC)	1,109,850
1,390,000	5.25%, 04/01/2019
	(Insured by NPFGC)	1,534,699
950,000	Winnebago & Boone
	Counties Illinois School
	District No. 205,
	5.00%, 02/01/2013
	(Insured by AMBAC)	999,856
	Winnebago County Illinois
	School District No. 122
	Harlam-Loves Park:
1,205,000	0.00%, 01/01/2018
	(Insured by AGM) ^	942,153
155,000	0.00%, 01/01/2018
	(ETM) ^	134,579
		97,646,105
Indiana – 1.7%
1,990,000	Franklin Community
	Multi-School Building Corp,
	5.00%, 07/15/2020	2,152,026
	Hammond Indiana
	Multi-School Building
	Corporation Revenue Bonds:
1,000,000	6.00%, 01/15/2018 (ETM)	1,171,410
1,330,000	5.00%, 07/15/2018
	(Insured by NPFGC)	1,504,549
1,115,000	Indiana State Office
	Building Commissions
	Facilities Revenue Bonds,
	5.25%, 07/01/2017	1,269,862
820,000	Indiana Toll Road
	Commission, 9.00%,
	01/01/2015 (ETM)	956,612
1,155,000	Indianapolis Local Public
	Improvement Bond Bank,
	5.50%, 01/01/2019
	(Insured by NPFGC)	1,321,505
3,460,000	Indianapolis Local Public
	Improvement Bond
	Waterworks Project,
	5.50%, 07/01/2018
	(Insured by NPFGC)	4,003,877
1,000,000	Perry Township Multi
	School Building
	Corporation,
	5.00%, 07/10/2018
	(Callable 07/10/2015)	1,084,500
1,650,000	Purdue University
	Indiana Revenue,
	5.00%, 07/01/2015	1,894,019
1,000,000	South Bend Indiana
	Community School
	Building Corporation,
	5.00%, 07/15/2017
	(Insured by NPFGC)	1,129,470
		16,487,830

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Iowa – 0.7%
$1,010,000	Des Moines Iowa
	Metropolitan Wastewater
	Reclamation Authority,
	5.00%, 06/01/2015
	(Callable 06/01/2014)
	(Insured by NPFGC)	$1,100,395
3,325,000	Iowa Financial Authority
	Health Care Facility
	Revenue Bonds, 9.25%,
	07/01/2025 (Pre-refunded
	to 07/01/2011)	3,421,359
180,000	Muscatine Iowa Electric
	Revenue, 6.70%,
	01/01/2013 (Callable
	07/01/2011)(ETM)	190,240
2,000,000	Wapello County Iowa
	Hospital Revenue,
	6.25%, 10/01/2022
	(Pre-refunded
	to 10/01/2012)	2,139,200
		6,851,194
Kansas – 0.2%
1,865,000	Wyandotte County
	Kansas Revenue,
	5.00%, 09/01/2019
	(Callable 03/01/2019)
	(Insured by BHAC)	2,144,414

Kentucky – 0.5%
3,340,000	Jefferson County
	Kentucky School District
	Financial School Building
	Revenue Bonds,
	5.50%, 01/01/2018
	(Insured by AGM)	3,916,852
1,035,000	Kentucky Economic
	Development Finance
	Authority Health System
	Revenue, 5.80%,
	10/01/2014 (Pre-refunded
	to 10/01/2013)	1,164,820
		5,081,672
Louisiana – 2.7%
	Louisiana Public Facilities
	Authority Revenue:
710,000	5.50%, 05/15/2027
	(Pre-refunded to
	05/15/2026)	823,401
11,425,000	5.50%, 05/15/2032
	(Pre-refunded to
	05/15/2026)	13,671,726
10,000,000	State of Louisiana,
	5.00%, 11/15/2020
	(Callable 05/15/2020)	11,672,300
		26,167,427
Maine – 0.5%
4,340,000	Maine Health & Higher
	Education Facilities
	Authority, 5.00%,
	07/01/2035 (Pre-refunded
	to 07/15/2015)	5,016,693

Massachusetts – 2.2%
5,820,000	Massachusetts State,
	5.00%, 08/01/2020
	(Pre-refunded to
	08/01/2016)	6,901,356

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Massachusetts – 2.2% (cont.)
$3,000,000	Massachusetts State
	Health & Educational
	Facilities Authority
	Revenue, 6.35%,
	07/15/2032 (Pre-refunded
	to 07/15/2012)	$3,214,230
	Massachusetts State
	Obligations Tax Revenue:
1,000,000	5.25%, 01/01/2026
	(Pre-refunded to
	01/01/2014)	1,110,630
1,845,000	5.75%, 01/01/2032
	(Pre-refunded to
	01/01/2014)	2,071,787
	Massachusetts State
	Water Resources
	Authority: (ETM)
4,105,000	5.25%, 12/01/2015	4,483,030
2,895,000	6.50%, 07/15/2019	3,509,637
		21,290,670
Michigan – 2.4%
1,550,000	Clarkston Michigan
	Community Schools,
	5.00%, 05/01/2013
	(Insured by AGM)	1,639,792
1,000,000	Detroit Michigan
	City School District,
	5.00%, 05/01/2016
	(Callable 05/01/2015)
	(Insured by AGM)	1,052,780
2,185,000	Detroit Michigan
	Sewer Disposal Revenue,
	5.00%, 07/01/2030
	(Pre-refunded to
	07/01/2015)	2,525,685
1,550,000	Harper Creek
	Michigan Community
	School District,
	5.00%, 05/01/2016
	(Callable 05/01/2015)
	(Insured by AGM)	1,717,121
1,390,000	Jenison Michigan
	Public Schools,
	5.25%, 05/01/2015
	(Insured by NPFGC)	1,526,234
2,275,000	Lakeview Public
	School District,
	5.00%, 05/01/2017
	(Insured by NPFGC)	2,529,049
	Livonia Michigan Public
	Schools School District:
4,295,000	5.00%, 05/01/2017
	(Callable 05/01/2014)
	(Insured by NPFGC)	4,620,647
3,000,000	5.00%, 05/01/2022
	(Callable 05/01/2014)
	(Insured by NPFGC)	3,113,940
4,000,000	Michigan State Housing
	Development Authority,
	4.75%, 06/01/2016	4,238,160
		22,963,408
Minnesota – 0.8%
1,040,000	Centennial Independent
	School District No. 12
	Minnesota, 5.00%,
	02/01/2014 (Pre-refunded
	to 02/01/2012,
	Insured by AGM)	1,065,241

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Minnesota – 0.8% (cont.)
	Minnesota State
	Housing Finance
	Agency Homeownership
	Finance Bond:
$1,125,000	4.25%, 07/01/2028
	(Callable 01/01/2020)	$1,188,697
2,000,000	4.50%, 07/01/2034
	(Callable 07/01/2021)	2,145,280
1,215,000	Robbinsdale Independent
	School District No. 281,
	5.00%, 07/01/2020
	(Pre-refunded to
	02/01/2012,
	Insured by AGM)	1,244,488
1,895,000	Western Minnesota
	Municipal Power Agency,
	6.375%, 01/01/2016
	(ETM)	2,144,742
		7,788,448
Mississippi – 0.3%
1,110,000	Mississippi Development
	Bank Special Obligations,
	5.25%, 10/01/2030
	(Pre-refunded to
	10/01/2015)	1,295,115
850,000	Mississippi Housing
	Financial Corporation,
	0.00%, 06/01/2015
	(ETM) ^	801,873
1,000,000	Mississippi State,
	5.00%, 11/01/2021
	(Pre-refunded to
	11/01/2012)	1,059,240
		3,156,228
Missouri – 0.4%
1,000,000	St. Charles County
	Missouri Francis Howell
	School District,
	4.50%, 03/01/2018	1,143,590
2,000,000	St. Louis County
	Industrial Development
	Authority, 6.625%,
	11/15/2035 (Pre-refunded
	to 11/15/2013)	2,284,780
		3,428,370
Nebraska – 1.3%
1,640,000	Nebraska Public Power
	District Revenue,
	5.00%, 01/01/2015
	(Insured by NPFGC)	1,834,848
9,150,000	Omaha Nebraska Public
	Electric Power District
	Revenue, 6.20%,
	02/01/2017 (ETM)	10,626,810
		12,461,658
Nevada – 0.2%
2,080,000	Las Vegas Clark County
	Nevada Library District,
	5.00%, 01/01/2017	2,310,090

New Hampshire – 0.7%
5,360,000	New Hampshire Housing
	Finance Authority
	Revenue Bonds,
	5.25%, 07/01/2028
	(Callable 01/01/2021)	5,780,385
1,000,000	State of New Hampshire,
	5.00%, 07/01/2021
	(Callable 07/01/2020)	1,177,190
		6,957,575
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
New Jersey – 3.2%
	New Jersey Economic
	Development Authority
	Revenue Bonds:
$2,250,000	6.375%, 04/01/2018
	(Pre-refunded to
	05/15/2014)	$2,603,745
6,000,000	6.375%, 04/01/2031
	(Pre-refunded to
	05/15/2014)	6,943,320
895,000	New Jersey Sports &
	Exposition Authority
	State Contract Bonds,
	6.50%, 03/01/2013 (ETM)	953,345
10,000,000	New Jersey State Housing
	& Mortgage Finance
	Agency Bonds,
	4.50%, 10/01/2029
	(Callable 04/01/2021)	10,532,700
	New Jersey State
	Transportation Trust
	Fund Authority:
2,595,000	5.50%, 12/15/2015
	(Insured by AMBAC)	2,953,084
5,000,000	5.25%, 12/15/2020	5,438,100
	New Jersey State
	Turnpike Authority:
1,500,000	6.50%, 01/01/2016
	(ETM)	1,684,110
130,000	6.50%, 01/01/2016
	(ETM)	145,956
		31,254,360
New Mexico – 0.4%
	New Mexico Mortgage
	Financial Authority:
1,695,000	4.625%, 09/01/2025
	(Callable 03/01/2020)	1,809,836
1,190,000	4.50%, 09/01/2028
	(Callable 03/01/2020)	1,269,445
1,000,000	New Mexico State
	Hospital Equipment Loan
	Council Hospital Revenue,
	5.25%, 07/01/2025
	(Pre-refunded to
	07/01/2015)	1,157,180
		4,236,461
New York – 6.6%
2,000,000	Long Island Power
	Authority and Electric
	System Revenue,
	5.00%, 12/01/2017
	(Callable 12/01/2016)
	(Insured by NPFGC)	2,253,340
13,230,000	Metropolitan Transit
	Authority New York,
	6.00%, 04/01/2020 (ETM)	16,549,275
4,730,000	New York City, New York
	Transitional Financial
	Authority Building Aid
	Revenue Bonds,
	5.00%, 01/15/2015
	(Insured by AGM)	5,275,605
	New York, New York:
1,000,000	5.00%, 03/01/2016
	(Callable 03/01/2015)
	(Insured by FGIC-TCRS)	1,128,120
5,000,000	5.00%, 08/01/2017	5,800,550
1,125,000	5.25%, 08/15/2021
	(Callable 08/15/2018)	1,269,788

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
New York – 6.6% (cont.)
$2,000,000	New York State Dormitory
	Authority and Personal
	Income Tax Revenue,
	5.00%, 12/15/2017	$2,359,600
4,040,000	New York State
	Thruway Authority,
	5.00%, 03/15/2022
	(Callable 03/15/2019)	4,540,960
	New York State
	University Dormitory
	Authority Revenues:
1,800,000	5.50%, 05/15/2013
	(Insured by NPFGC)	1,889,082
4,980,000	5.25%, 05/15/2015	5,531,037
180,000	TSASC Inc. New York,
	4.75%, 06/01/2022
	(Callable 06/01/2016)	172,303
13,075,000	Westchester Tobacco
	Asset Securitization
	Corp. New York,
	6.95%, 07/15/2039
	(Pre-refunded to
	07/15/2017)	17,055,684
		63,825,344
North Carolina – 2.9%
	North Carolina Eastern
	Municipal Power Agency
	Power Systems
	Revenue: (ETM)
3,310,000	5.00%, 01/01/2017	3,791,969
5,700,000	6.40%, 01/01/2021	7,010,601
6,040,000	4.50%, 01/01/2024
	(Pre-refunded to
	01/01/2022)	6,956,933
1,735,000	6.00%, 01/01/2026
	(Pre-refunded to
	01/01/2022)	2,220,123
6,495,000	North Carolina Medical
	Care Community
	Hospital Revenue,
	5.25%, 11/01/2029
	(Pre-refunded to
	11/01/2014)	7,303,173
1,180,000	North Carolina Municipal
	Power Agency No. 1
	Catawba Electric Revenue,
	5.50%, 01/01/2013
	(ETM)	1,232,805
		28,515,604
Ohio – 0.7%
1,000,000	Akron Ohio Community
	Learning Center Income
	Tax Revenue,
	5.25%, 12/01/2016
	(Callable 12/01/2013)
	(Insured by NPFGC)	1,072,930
2,000,000	Cincinnati Ohio City
	School District,
	5.00%, 12/01/2016
	(Insured by AGM)	2,320,240
105,000	Miamisburg Ohio
	Water Revenue,
	7.00%, 11/15/2016
	(Callable 08/15/2011)
	(ETM)	114,920
2,950,000	Ohio Housing
	Finance Agency,
	5.00%, 11/01/2028
	(Callable 05/01/2020)	3,196,561
		6,704,651

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Oklahoma – 0.1%
$1,000,000	Cherokee County
	Oklahoma Economic
	Development Authority,
	0.00%, 11/01/2011
	(ETM) ^	$998,340

Pennsylvania – 4.0%
1,275,000	Central Dauphin
	Pennsylvania School
	District, 6.75%,
	02/01/2024 (Pre-refunded
	to 02/01/2016)	1,587,426
1,380,000	Erie Pennsylvania Sewer
	Authority Revenue, 5.125%,
	06/01/2020 (ETM)	1,606,651
6,830,000	Pennsylvania Convention
	Center Authority Revenue
	Bonds, 6.00%,
	09/01/2019 (ETM)	8,347,968
	Pennsylvania Housing
	Finance Agency:
2,130,000	3.70%, 04/01/2018	2,111,107
1,760,000	3.75%, 10/01/2018	1,737,947
1,025,000	3.90%, 04/01/2019	1,012,813
1,675,000	3.90%, 10/01/2019
	(Callable 04/01/2019)	1,648,250
3,390,000	Pennsylvania State Higher
	Education Facilities
	Authority Revenue, 5.00%,
	01/01/2029 (Pre-refunded
	to 01/01/2013)	3,621,876
3,000,000	Pennsylvania State Public
	School Building Authority
	Lease Revenue, 5.00%,
	11/15/2034 (Pre-refunded
	to 11/15/2014)	3,405,960
1,790,000	Philadelphia Pennsylvania
	Authority For Industrial
	Development Revenue,
	5.25%, 01/01/2027
	(Pre-refunded to
	01/01/2017)	2,120,470
2,905,000	Philadelphia Pennsylvania
	Gas Works, 7.00%,
	05/15/2020 (ETM)	3,582,097
	Pittsburgh Pennsylvania
	Water & Sewer Authority
	Revenue Bonds:
1,130,000	7.25%, 09/01/2014
	(Callable 08/01/2011)
	(ETM)	1,248,933
4,500,000	5.00%, 09/01/2029
	(Pre-refunded to
	09/01/2015)	5,200,515
1,500,000	St. Mary Hospital
	Authority Pennsylvania
	Health Revenue, 5.375%,
	11/15/2034 (Pre-refunded
	to 11/15/2014)	1,716,180
		38,948,193
Puerto Rico – 0.3%
1,625,000	Puerto Rico Public
	Building Authority, 5.50%,
	07/01/2022 (Pre-refunded
	to 07/01/2014)	1,847,333
1,080,000	Puerto Rico Public Finance
	Corporation, 6.00%,
	08/01/2026 (ETM)	1,356,350
		3,203,683

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
South Carolina – 1.4%
$5,875,000	Piedmont Municipal Power
	Agency South Carolina
	Electric Revenue, 6.75%,
	01/01/2020 (ETM)	$7,705,239
	South Carolina Jobs
	Economic Development
	Authority Hospital
	Facilities Revenue:
2,575,000	7.00%, 08/01/2030
	(Pre-refunded to
	08/01/2013)	2,911,115
2,430,000	6.375%, 08/01/2034
	(Pre-refunded to
	08/01/2013)	2,716,035
		13,332,389
South Dakota – 0.1%
1,030,000	Heartland Consumers
	Power District, 7.00%,
	01/01/2016 (ETM)	1,183,007

Tennessee – 1.2%
1,000,000	Metropolitan Government
	Nashville & Davidson
	County Tennessee H&E,
	0.00%, 06/01/2021
	(ETM) ^	728,820
5,000,000	Shelby County Tennessee
	Health Educational &
	Housing Facilities Revenue,
	5.50%, 08/15/2019 (ETM)	5,721,050
5,025,000	Tennessee Housing
	Development Agency,
	4.50%, 07/01/2028
	(Callable 01/01/2020)	5,317,053
		11,766,923
Texas – 14.2%
1,125,000	Barbers Hill Texas
	Independent School
	District General Obligation,
	5.00%, 02/15/2017
	(Callable 02/15/2015)
	(PSF Guaranteed)	1,252,294
6,060,000	Capital Area Housing
	Finance Corporation Texas,
	0.00%, 01/01/2016
	(ETM) ^	5,649,435
1,500,000	Central Texas Housing
	Finance Corporation,
	0.00%, 09/01/2016
	(ETM) ^	1,381,035
1,000,000	Copperas Cove Texas
	Independent School District,
	5.00%, 08/15/2016
	(Callable 08/15/2015)
	(PSF Guaranteed)	1,148,410
1,500,000	Cypress-Fairbanks Texas
	Independent School District,
	5.00%, 02/15/2017
	(Callable 02/15/2016)
	(PSF Guaranteed)	1,706,355
2,410,000	Dallas Texas Independent
	School District,
	5.00%, 02/15/2020
	(PSF Guaranteed)	2,847,367
1,355,000	El Paso Texas Waterworks
	& Sewer Revenue,
	5.00%, 08/15/2018	1,584,903
1,625,000	Frisco Texas Independent
	School District,
	6.00%, 08/15/2018
	(Callable 08/15/2016)
	(PSF Guaranteed)	1,926,957

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Texas – 14.2% (cont.)
$1,000,000	Georgetown Texas
	Independent
	School District,
	5.00%, 02/15/2016
	(Callable 02/15/2015)
	(PSF Guaranteed)	$1,127,730
	Harris County Texas:
1,500,000	5.00%, 10/01/2019	1,771,395
2,985,000	5.75%, 10/01/2028
	(Pre-refunded to
	10/01/2018)	3,667,759
	Harris County Texas
	Health Facilities
	Development Corporation
	Hospital Revenue: (ETM)
8,000,000	5.50%, 10/01/2013	8,374,800
4,280,000	5.50%, 10/01/2019	5,026,432
10,960,000	Houston Texas Health
	Facilities Corporate
	Facilities Revenue, 7.125%,
	02/15/2034 (Pre-refunded
	to 02/15/2014)	12,821,885
1,205,000	Houston Texas Sewer
	System Revenue, 9.375%,
	10/01/2013 (Callable
	10/01/2011)(ETM)	1,331,139
3,000,000	Houston Texas Utility
	System Revenue,
	5.25%, 05/15/2015
	(Callable 05/15/2014)
	(Insured by NPFGC)	3,328,710
16,050,000	Houston Texas Water &
	Sewer System Revenue
	Bonds, 5.50%,
	12/01/2029 (ETM)	19,260,963
1,315,000	La Porte Texas Independent
	School District,
	5.00%, 02/15/2018
	(Callable 02/15/2015)
	(Insured by NPFGC)	1,423,935
3,425,000	Lubbock Texas,
	5.00%, 02/15/2021
	(Callable 02/15/2018)
	(Insured by AGM)	3,819,697
1,730,000	Lubbock Texas Housing
	Finance Corp., 8.00%,
	10/01/2021 (ETM)	2,436,843
1,735,000	Lufkin Texas Independent
	School District,
	5.00%, 08/15/2015
	(Callable 08/15/2014)
	(PSF Guaranteed)	1,947,989
1,050,000	Magnolia Texas Independent
	School District,
	5.00%, 08/15/2016
	(PSF Guaranteed)	1,231,745
1,265,000	Mission Consolidation
	Independent School District,
	5.00%, 02/15/2019
	(Callable 02/15/2015)
	(PSF Guaranteed)	1,372,980
1,125,000	North Central Texas
	Health Facilities Revenue,
	5.75%, 02/15/2015 (ETM)	1,287,607
1,210,000	Pearland Texas Waterworks
	& Sewage, 5.25%,
	03/01/2023 (Pre-refunded
	to 03/01/2014)	1,356,144
2,035,000	Retama Texas Development
	Corporation Special
	Facilities Revenue, 8.75%,
	12/15/2018 (ETM)	2,878,467

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Texas – 14.2% (cont.)
$1,295,000	Rockwall Texas
	Independent
	School District,
	5.00%, 02/15/2015
	(PSF Guaranteed)	$1,474,655
11,565,000	San Antonio Texas
	Electric & Gas Revenue,
	5.65%, 02/01/2019
	(ETM)	13,872,911
2,100,000	San Antonio Texas Hotel
	Occupancy Tax Revenue
	Bonds, 0.00%,
	08/15/2015 (ETM) ^	1,991,136
2,000,000	San Antonio Texas
	Independent
	School District,
	5.00%, 08/15/2017
	(Callable 08/15/2015)
	(PSF Guaranteed)	2,259,100
1,020,000	Spring Texas Independent
	School District,
	5.00%, 08/15/2019
	(Callable 08/15/2018)
	(PSF Guaranteed)	1,186,546
7,775,000	Tarrant County Texas
	Health Facilities Revenue,
	6.00%, 09/01/2024 (ETM)	9,582,221
1,800,000	Tarrant County Texas
	Housing Finance
	Corporation Revenue
	Bonds, 0.00%,
	09/15/2016 (ETM) ^	1,651,950
95,000	Texas Public Building
	Authority Revenue, 7.125%,
	08/01/2011 (ETM)	95,442
	Texas State:
6,285,000	5.00%, 10/01/2018	7,442,257
3,965,000	5.00%, 04/01/2020
	(Callable 04/01/2016)	4,438,857
1,225,000	University of Texas
	Revenue Bonds,
	5.25%, 02/15/2012
	(Pre-refunded to
	08/15/2016)	1,444,312
		137,402,363
Utah – 0.1%
395,000	Salt Lake City Utah
	Hospital Revenue, 8.125%,
	05/15/2015 (Callable
	08/15/2011)(ETM)	439,236

Virginia – 0.6%
1,095,000	Bristol Virginia Utility
	Systems General
	Obligations, 5.50%,
	11/01/2018 (ETM)	1,292,659
4,210,000	Tobacco Settlement
	Financing Corporation
	Revenue, 5.625%,
	06/01/2037 (Pre-refunded
	to 06/01/2015)	4,918,164
		6,210,823
Washington – 2.4%
1,005,000	City of Ocean Shores WA,
	5.50%, 12/01/2021
	(Callable 06/01/2012)
	(Insured by NPFGC)	1,031,180
4,500,000	Snohomish County
	School District No. 201,
	4.00%, 12/01/2021
	(Callable 12/01/2020)	4,820,445

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS – 97.0% (cont.)
Washington – 2.4% (cont.)
$1,000,000	Snohomish County
	Washington Public
	Utilities Revenue, 6.80%,
	01/01/2020 (Callable
	08/15/2011)(ETM)	$1,261,640
2,755,000	Thurston & Pierce
	Counties Washington
	Community Schools,
	4.25%, 12/01/2021
	(Callable 12/01/2020)	2,955,812
	Washington State:
1,500,000	5.00%, 07/01/2018
	(Callable 07/01/2013)	1,606,020
10,000,000	5.00%, 01/01/2021	11,658,500
		23,333,597
West Virginia – 1.7%
7,365,000	Berkeley Brooke Fayette
	Counties West Virginia
	Single Family Mortgage
	Revenue, 0.00%,
	12/01/2014 (ETM) ^	7,124,017
8,390,000	West Virginia State
	Building Community
	Lease Revenue Bonds,
	7.00%, 07/01/2013
	(ETM)	9,477,176
		16,601,193
Wisconsin – 1.2%
	Badger Tobacco Asset
	Securitization Corporation
	Wisconsin:
960,000	5.75%, 06/01/2012
	(ETM)	1,006,320
3,760,000	6.125%, 06/01/2027
	(Callable 06/01/2012)
	(Pre-refunded to
	various dates)	3,954,129
3,000,000	Ladysmith-Hawkins
	Wisconsin School District
	General Obligation,
	5.20%, 04/01/2018
	(Callable 04/01/2016)
	(Insured by NPFGC)	3,101,400
3,320,000	Wisconsin State
	Health & Educational
	Facilities Revenue,
	5.00%, 12/01/2019
	(Callable 12/01/2014)
	(Insured by NPFGC)	3,388,491
		11,450,340
	Total Municipal Bonds
	(Cost $909,677,682)	941,651,008

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Shares		Value
SHORT-TERM INVESTMENTS – 3.3%
Money Market Mutual Fund – 3.3%
32,163,225	Goldman Sachs Financial
	Square Funds, 0.01% «	$32,163,225
	Total Short-Term
	Investments
	(Cost $32,163,225)	32,163,225
	Total Investments
	(Cost $941,840,907) –
	100.3%	973,814,233
	Liabilities in Excess of
	Other Assets – (0.3)%	(2,757,165)
	TOTAL NET
	ASSETS – 100.0%	$971,057,068

Notes to Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corporation. Ambac Assurance’s plan of rehabilitation transferring certain troubled insurance policies and assets (mostly relating to insurance coverage and credit default swaps on residential mortgage-backed securities) to a segregated account has obtained court approval but has not yet been implemented.
BHAC – Berkshire Hathaway Assurance Corp.
FGIC – Financial Guaranty Insurance Company
NPFGC – National Public Finance Guarantee Corp.
PSF – Texas Permanent School Fund
ETM – Escrowed to Maturity
^Non-Income Producing
«7-Day Yield

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$—	$941,651,008	$—	$941,651,008
Total Fixed Income	—	941,651,008	—	941,651,008
Short-Term Investments
Money Market Mutual Fund	32,163,225	—	—	32,163,225
Total Short-Term Investments	32,163,225	—	—	32,163,225
Total Investments	$32,163,225	$941,651,008	$—	$973,814,233

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Aggregate Bond Fund

June 30, 2011 (Unaudited)

The Baird Aggregate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities, with maturities of at least one year.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$1,749,346,861	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	3.88%	Investor Class:	0.55	%***
Investor Class:	3.63%	Portfolio Turnover Rate:	20.9	%#
Average Effective Duration:	5.19 years	Total Number of Holdings:	474
Average Effective Maturity:	7.34 years

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2011.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Aggregate Bond Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2011	Six Months	One Year	Five Years	Ten Years	Since Inception(1)
Institutional Class Shares	3.34%	5.51%	6.17%	5.81%	6.33%
Investor Class Shares	3.13%	5.29%	5.89%	5.56%	6.08%
Barclays Capital
U.S. Aggregate Bond Index(2)	2.72%	3.90%	6.52%	5.74%	6.09%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2011.
(2)
The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6%
Asset Backed Securities – 4.1%
$1,256	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1997-3, Class A9,
	6.96%, 03/25/2027	$1,263
	Bayview Financial
	Acquisition Trust:
1,364,961	Series 2006-A, Class 1A2,
	5.483%, 02/28/2041	1,370,026
2,500,000	Series 2007-B, Class 1A2,
	6.831%, 08/28/2047	1,192,995
360	Contimortgage Home
	Equity Trust,
	Series 1997-2, Class A9,
	7.09%, 04/15/2028
	(Callable 07/15/2011)	357
	Countrywide
	Asset-Backed Certificates:
608,541	Series 2006-S2, Class A2,
	5.627%, 07/25/2027
	(Callable 09/25/2011)	607,356
1,150,085	Series 2005-17,
	Class 1AF2, 5.363%,
	03/25/2030	981,757
5,064,851	Series 2004-13,
	Class AF4, 4.583%,
	01/25/2033	5,064,036
3,014,975	Series 2004-S1, Class A3,
	4.615%, 02/25/2035
	(Callable 09/25/2012)	2,841,195
6,876,766	Series 2004-15,
	Class AF6, 4.613%,
	04/25/2035 (Callable
	10/25/2021)	6,645,590
9,932,318	Series 2005-1, Class AF6,
	5.03%, 07/25/2035
	(Callable 08/25/2022)	9,897,754
11,716,132	Series 2005-11,
	Class AF3, 4.778%,
	02/25/2036	10,046,911
4,520,108	Series 2005-10,
	Class AF6, 4.915%,
	02/25/2036 (Callable
	07/25/2019)	3,662,481
5,145,769	Series 2005-13,
	Class AF3, 5.43%,
	04/25/2036	4,269,064
1,878,385	Series 2005-17,
	Class 1AF5, 5.564%,
	05/25/2036 (Callable
	10/25/2024)	1,163,423
1,712,719	Series 2007-S1, Class A6,
	5.693%, 11/25/2036
	(Callable 09/25/2016)	1,382,906
4,118,490	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	3,792,425
1,500,000	Series 2006-10,
	Class 1AF3, 5.971%,
	09/25/2046	811,779
468,653	Credit Based Asset
	Servicing and Securities,
	Series 2005-CB8,
	Class AF2, 5.303%,
	12/25/2035	457,515
93,510	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	92,322

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Asset Backed Securities – 4.1% (cont.)
$2,944,783	FedEx Corporation
	Pass-Thru Certificates,
	Series 1998-1, 6.845%,
	01/15/2019	$3,268,709
	GE Capital Mortgage
	Services, Inc.:
851	Series 1997-HE4,
	Class A7, 6.735%,
	12/25/2028	846
15,834	Series 1999-HE1,
	Class A7, 6.265%,
	04/25/2029 (Callable
	07/25/2011)	15,547
	Green Tree Financial
	Corporation:
574,319	Series 1993-3, Class A7,
	6.40%, 10/15/2018
	(Callable 07/15/2011)	590,609
403,964	Series 1993-4, Class A5,
	7.05%, 01/15/2019
	(Callable 07/15/2011)	413,993
36,689	Series 1997-1, Class A5,
	6.86%, 03/15/2028	38,854
1,425,549	Series 1998-2, Class A5,
	6.24%, 12/01/2028	1,474,625
65,230	Series 1997-6, Class A8,
	7.07%, 01/15/2029
	(Callable 02/15/2015)	68,637
1,213,200	Series 1998-3, Class A5,
	6.22%, 03/01/2030	1,298,511
743,554	Series 1998-4, Class A5,
	6.18%, 04/01/2030	778,538
142,747	GSAA Home Equity Trust,
	Series 2005-1, Class AF2,
	4.316%, 11/25/2034
	(Callable 12/25/2012)	143,008
41,573	IMC Home Equity
	Loan Trust, Series
	1997-5, Class A10,
	5.749%, 11/20/2028	40,956
71,897	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017
	(Callable 07/15/2011)	71,421
778,128	RAAC Series,
	Series 2004-SP1,
	Class AI4, 5.285%,
	08/25/2027 (Callable
	10/25/2012)	781,265
3,000,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-1, Class AF3,
	5.612%, 04/25/2037	1,314,714
	Residential Asset
	Mortgage Products, Inc.:
2,964,218	Series 2003-RS7,
	Class AI6, 5.34%,
	08/25/2033
	(Callable 03/25/2015)	2,958,465
706,416	Series 2005-RS1,
	Class AI6, 4.713%,
	01/25/2035 (Callable
	10/25/2017)	648,704
	Residential Asset
	Securities Corporation:
1,804,001	Series 2003-KS2,
	Class AI6, 3.99%,
	04/25/2033 (Callable
	02/25/2013)	1,743,768

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Asset Backed Securities – 4.1% (cont.)
$157,562	Series 2003-KS5,
	Class AI6, 3.62%,
	07/25/2033 (Callable
	02/25/2015)	$138,251
201,657	Series 2004-KS2,
	Class AI6, 4.30%,
	03/25/2034 (Callable
	03/25/2017)	196,444
1,299,243	Structured Asset
	Securities Corporation,
	Series 2005-7XS,
	Class 1A4B, 5.44%,
	04/25/2035 (Callable
	01/25/2018)	1,308,283
		71,575,303
Commercial Mortgage Backed Securities – 7.9%
15,639,000	Bear Stearns Commercial
	Mortgage Securities,
	Series 2005-PWR9,
	Class A4A, 4.871%,
	09/11/2042	16,784,515
15,850,000	Citigroup Deutsche Bank,
	Series 2005-CD1,
	Class A4, 5.396%,
	07/15/2044	17,234,849
19,450,000	Commercial Mortgage
	Pass-Through Certificates,
	Series 2005-C6,
	Class A5A, 5.116%,
	06/10/2044	21,057,346
8,339,000	Credit Suisse First
	Boston Mortgage
	Securities Corporation,
	Series 2005-C5, Class A4,
	5.10%, 08/15/2038	9,059,129
3,844,910	First Union National
	Bank Commercial
	Mortgage Securities Inc.,
	Series 2001-C4,
	Class A2, 6.223%,
	12/12/2033	3,861,026
	GE Capital Commercial
	Mortgage Corporation:
2,908,012	Series 2002-3A, Class AZ,
	4.996%, 12/10/2037	3,007,303
6,950,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	7,466,521
10,100,000	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	10,489,759
615,786	Government National
	Mortgage Association
	(GNMA),
	Series 2004-78, Class C,
	4.658%, 04/16/2029	638,642
15,355,000	J.P. Morgan Chase
	Commercial Mortgage
	Trust, Series 2005-CB12,
	Class A4, 4.895%,
	09/12/2037	16,523,985
9,825,000	Morgan Stanley Capital I,
	Series 2005-HQ7,
	5.202%, 11/14/2042	10,671,989
1,336,270	Salomon Brothers
	Mortgage Securities VII,
	Series 2001-C2, Class A3,
	6.499%, 11/13/2036	1,340,808

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Commercial Mortgage
Backed Securities – 7.9% (cont.)
	Wachovia Bank
	Commercial
	Mortgage Trust:
$2,350,000	Series 2003-C3,
	Class A2, 4.867%,
	02/15/2035	$2,444,857
16,835,000	Series 2005-C22,
	Class A4, 5.437%,
	12/15/2044	18,246,639
		138,827,368
Financial – 15.0%
3,500,000	Aegon NV,
	4.75%, 06/01/2013 f	3,687,845
2,700,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	3,005,070
	American General
	Finance Corporation:
1,000,000	5.85%, 06/01/2013	987,500
500,000	6.90%, 12/15/2017	458,750
1,000,000	American International
	Group Inc.,
	8.175%, 05/15/2058
	(Callable 05/15/2038)	1,092,600
2,000,000	Ameriprise Financial, Inc.,
	7.30%, 06/28/2019 @	2,412,366
250,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	221,084
1,708,000	Arden Realty LP,
	5.25%, 03/01/2015
	(Callable 12/01/2014)	1,852,458
400,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	345,612
1,715,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	2,073,517
100,000	BankAmerica
	Capital II, Series 2,
	8.00%, 12/15/2026
	(Callable 08/15/2011)	101,750
2,175,000	Banponce Trust
	I, Series A,
	8.327%, 02/01/2027
	(Callable 08/15/2011)	1,912,299
2,500,000	Barclays Bank PLC,
	6.75%, 05/22/2019 f @	2,806,375
2,400,000	The Bear Stearns
	Companies LLC,
	5.30%, 10/30/2015	2,630,287
1,500,000	BOI Capital Funding II,
	5.571%, 02/01/2049
	(Callable 02/01/2016)
	(Acquired 09/03/2008;
	Cost $1,101,924)* f	75,000
2,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016
	(Callable 02/04/2016) f	100,000
100,000	Capital One
	Financial Corporation,
	6.15%, 09/01/2016 @	110,322
5,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019
	(Acquired 11/20/2009;
	Cost $4,987,600)* f @	5,120,330
	CIT Group, Inc.:
29,678	7.00%, 05/01/2014
	(Callable 08/15/2011) @	30,049
217	7.00%, 05/01/2015
	(Callable 08/15/2011)	217

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Financial – 15.0% (cont.)
$53,000	7.00%, 05/04/2015
	(Callable 01/01/2012)
	(Acquired 01/23/2006,
	Cost $53,883)* @	$53,066
694	7.00%, 05/01/2016
	(Callable 08/15/2011)	691
88,000	7.00%, 05/02/2016
	(Callable 01/01/2012)
	(Acquired 01/23/2006,
	Cost $89,466)*	87,670
172	7.00%, 05/01/2017
	(Callable 08/15/2011)	172
124,000	7.00%, 05/02/2017
	(Callable 01/01/2012)
	(Acquired 01/23/2006,
	Cost $125,617)*	123,690
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2057
	(Callable 12/21/2037)	2,045,000
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,061,676
3,125,000	6.01%, 01/15/2015	3,438,869
2,675,000	6.125%, 11/21/2017	2,954,414
5,000,000	CNA Financial
	Corporation,
	6.50%, 08/15/2016	5,580,180
5,330,000	Countrywide Financial
	Corporation,
	6.25%, 05/15/2016	5,616,882
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049
	(Callable 05/31/2017)
	(Acquired 05/23/2007;
	Cost $1,000,000)* f @	852,500
1,500,000	Credit Suisse New York
	Branch Senior Notes,
	4.375%, 08/05/2020 f	1,466,636
330,000	Deutsche Bank
	Trust Corporation
	Subordinated Notes,
	7.25%, 10/15/2011	335,898
3,135,000	First Empire
	Capital Trust I,
	8.234%, 02/01/2027
	(Callable 08/15/2011)	3,138,775
1,575,000	First Empire
	Capital Trust II,
	8.277%, 06/01/2027
	(Callable 08/15/2011)	1,582,825
3,749,000	First Hawaiian Capital
	Trust I, Series B,
	8.343%, 07/01/2027
	(Callable 08/15/2011)	3,838,039
608,152	First National
	Bank of Chicago
	Pass-Thru Certificates,
	Series 1993-A,
	8.08%, 01/05/2018	684,639
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026
	(Callable 08/15/2011)	2,545,000
3,514,000	FMR LLC,
	4.75%, 03/01/2013
	(Acquired 02/26/2003
	through 06/13/2011;
	Aggregate
	Cost $3,541,251)*	3,689,067

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Financial – 15.0% (cont.)
	General Electric
	Capital Corporation:
$2,530,000	5.50%, 11/15/2011	$2,574,877
2,475,000	4.375%, 09/21/2015	2,642,139
1,500,000	5.625%, 09/15/2017	1,656,034
4,700,000	5.625%, 05/01/2018 @	5,140,475
1,416,000	Genworth
	Financial, Inc.,
	5.75%, 06/15/2014	1,478,491
6,500,000	Genworth Life
	Institutional
	Funding Trust,
	5.875%, 05/03/2013
	(Acquired 04/14/2011;
	Cost $6,864,715)*	6,859,450
8,092,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004
	through 06/20/2011;
	Aggregate
	Cost $8,180,330)*	8,802,202
	GMAC Inc.:
336,000	7.50%, 12/31/2013 @	359,100
403,000	8.00%, 12/31/2018	431,210
150,000	GMAC LLC,
	6.75%, 12/01/2014	157,204
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034 @	1,115,881
	The Goldman Sachs
	Group, Inc.:
2,200,000	3.70%, 08/01/2015	2,240,190
1,000,000	6.25%, 09/01/2017 @	1,103,406
4,500,000	6.15%, 04/01/2018	4,897,543
2,520,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013
	(Acquired 01/05/2009
	through 09/23/2010;
	Aggregate
	Cost $2,705,067)*	2,766,897
2,800,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Callable 05/16/2016)
	(Acquired 05/16/2006
	through 11/08/2007;
	Aggregate
	Cost $2,783,656)*	2,884,000
2,200,000	Hartford Financial
	Services Group Inc.,
	8.125%, 06/15/2038
	(Callable 06/15/2018) @	2,370,500
2,100,000	HSBC Holdings PLC
	Subordinated Notes,
	6.50%, 09/15/2037 f @	2,167,269
400,000	HSBC USA
	Capital Trust I,
	7.808%, 12/15/2026
	(Callable 08/15/2011)
	(Acquired 03/08/2007;
	Cost $408,524)*	408,000
500,000	HSBC USA
	Capital Trust II,
	8.38%, 05/15/2027
	(Callable 08/15/2011)
	(Acquired 11/06/2007;
	Cost $513,685)*	507,927
500,000	Industrial Bank of Korea,
	3.75%, 09/29/2016
	(Acquired 03/22/2011;
	Cost $496,855)* f	505,263

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Financial – 15.0% (cont.)
$3,650,000	ING Bank N.V., 4.00%,
	03/15/2016 (Acquired
	03/08/2011; Cost
	$3,648,029)* f @	$3,693,939
	Invesco Ltd.: f
6,235,000	5.375%, 02/27/2013	6,621,034
1,246,000	5.375%, 12/15/2014	1,366,614
7,025,000	Irish Life & Permanent
	Group Holdings PLC,
	3.60%, 01/14/2013
	(Acquired 01/07/2010;
	Cost $7,021,207)* f	5,905,981
	Jefferies Group Inc.:
4,000,000	6.875%, 04/15/2021	4,299,016
1,395,000	6.25%, 01/15/2036	1,301,041
6,800,000	John Hancock Mutual
	Life Insurance Company,
	7.375%, 02/15/2024
	(Acquired 08/26/2010;
	Cost $7,684,015)*	7,549,312
	J.P. Morgan
	Chase & Co.:
2,700,000	3.70%, 01/20/2015	2,807,479
3,000,000	3.15%, 07/05/2016	3,018,354
100,000	4.25%, 10/15/2020	97,833
1,250,000	Kaupthing Bank,
	5.75%, 10/04/2011
	(Acquired 06/06/2008
	through 07/22/2008;
	Aggregate
	Cost $969,046)* f §	309,375
3,400,000	Key Bank NA,
	7.413%, 05/06/2015	3,870,778
5,000,000	Kookmin Bank, 7.25%,
	05/14/2014 (Acquired
	08/24/2009 through
	03/10/2010; Aggregate
	Cost $5,340,075)* f	5,665,945
	Liberty Mutual
	Group, Inc.:
450,000	7.25%, 09/01/2012
	(Acquired 06/20/2011;
	Cost $478,615)*	475,205
2,500,000	10.75%, 06/15/2058
	(Callable 06/15/2038)
	(Acquired 05/21/2008;
	Cost $2,445,125)*	3,318,750
565,000	Liberty Mutual
	Insurance Company,
	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $361,718)*	522,055
	Lincoln National
	Corporation:
3,947,000	6.20%, 12/15/2011 @	4,043,283
1,125,000	6.05%, 04/20/2067
	(Callable 04/20/2017)	1,082,813
1,600,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020
	(Acquired 02/10/2010;
	Cost $1,557,462)* f	1,602,317
100,000	Manulife Financial
	Corporation,
	4.90%, 09/17/2020 f	99,934
	Marsh & McLennan
	Companies, Inc.:
5,000,000	6.25%, 03/15/2012	5,170,695
3,750,000	4.85%, 02/15/2013	3,929,531
1,290,000	5.375%, 07/15/2014	1,399,360
500,000	9.25%, 04/15/2019	640,727

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Financial – 15.0% (cont.)
$1,000,000	Massachusetts Mutual
	Life Insurance Company,
	8.875%, 06/01/2039
	(Acquired 05/27/2009;
	Cost $987,100)* @	$1,385,435
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $800,000)* @	476,000
	Merrill Lynch
	& Company:
1,000,000	6.40%, 08/28/2017	1,091,580
1,750,000	6.875%, 04/25/2018 @	1,936,231
1,275,000	7.75%, 05/14/2038	1,413,381
422,000	Metlife Inc.,
	6.50%, 12/15/2032 @	464,626
1,650,000	Monumental Global
	Funding Limited,
	5.50%, 04/22/2013
	(Acquired 07/09/2010;
	Cost $1,733,717)*	1,768,973
	Morgan Stanley:
1,075,000	4.75%, 04/01/2014	1,120,565
1,000,000	4.00%, 07/24/2015	1,017,691
150,000	6.625%, 04/01/2018	165,239
3,644,000	Morgan Stanley
	Dean Witter & Co.,
	6.75%, 10/15/2013	3,981,278
1,000,000	The NASDAQ
	OMX Group Inc.,
	4.00%, 01/15/2015	1,011,571
1,310,000	National City Bank
	of Cleveland
	Subordinated Notes,
	4.625%, 05/01/2013	1,380,618
3,500,000	Nationwide Financial
	Services, Inc.,
	6.25%, 11/15/2011	3,546,000
4,921,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	5,355,662
4,389,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 08/15/2011)	4,482,266
2,500,000	North Fork
	Capital Trust II,
	8.00%, 12/15/2027
	(Callable 08/15/2011)	2,550,000
2,750,000	Protective Life Corp.,
	7.375%, 10/15/2019 @	3,126,568
1,000,000	Regions Financial Corp.,
	7.75%, 11/10/2014	1,059,502
4,750,000	Regions Financing Trust
	II, 6.625%, 05/15/2047
	(Callable 05/15/2027)	4,227,500
1,000,000	Republic New York
	Capital I,
	7.75%, 11/15/2026
	(Callable 08/15/2011)	1,021,250
700,000	Republic New York
	Corporation Debentures,
	9.125%, 05/15/2021	858,414
1,500,000	Santander Issuances,
	6.50%, 08/11/2019
	(Callable 08/11/2014)
	(Acquired 10/18/2007;
	Cost $1,690,688)* f	1,493,184
1,100,000	Santander U.S. Debt
	S.A. Unipersonal,
	2.991%, 10/07/2013
	(Acquired 09/27/2010;
	Cost $1,100,000)* f	1,097,498

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Financial – 15.0% (cont.)
$8,760,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017)	$9,003,265
	SLM Corporation:
1,000,000	5.375%, 01/15/2013	1,027,714
1,137,000	5.375%, 05/15/2014	1,183,764
500,000	5.625%, 08/01/2033	419,881
4,900,000	Sovereign Bancorp, Inc.,
	8.75%, 05/30/2018	5,531,409
550,000	SunTrust Banks Inc.,
	5.25%, 11/05/2012	578,218
1,032,000	Susa Partnership LP,
	8.20%, 06/01/2017	1,239,509
1,000,000	Symetra Financial
	Corporation,
	6.125%, 04/01/2016
	(Acquired 03/23/2006;
	Cost $995,570)*	1,052,985
3,000,000	TD Ameritrade
	Holding Corporation,
	5.60%, 12/01/2019	3,216,057
1,000,000	Travelers
	Companies, Inc.,
	6.75%, 06/20/2036	1,136,079
560,000	UFJ Finance
	Aruba A.E.C.,
	6.75%, 07/15/2013 f	615,329
2,820,000	Wachovia Bank NA,
	6.00%, 11/15/2017	3,145,837
750,000	Willis North
	America Inc.,
	5.625%, 07/15/2015	811,481
		262,971,109
Industrial – 12.8%
4,200,000	Acuity Brands
	Lighting Inc.,
	6.00%, 12/15/2019	4,468,678
2,325,000	Allied Waste North
	America, Inc.,
	6.875%, 06/01/2017
	(Callable 06/02/2012)	2,519,719
	Ameritech Capital
	Funding Debentures:
1,750,092	9.10%, 06/01/2016	2,076,934
1,500,000	6.45%, 01/15/2018	1,710,882
2,000,000	Anglo American
	Capital PLC,
	9.375%, 04/08/2019
	(Acquired 04/02/2009;
	Cost $2,000,000)* f	2,630,900
6,000,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f	6,327,936
600,000	Bunge Limited Finance
	Corporation,
	5.35%, 04/15/2014	646,863
3,800,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	4,153,358
1,000,000	Canadian National
	Resources,
	6.25%, 03/15/2038 f	1,088,073
3,000,000	CenturyLink Inc.,
	5.15%, 06/15/2017	3,004,926
8,164,000	Chevron Phillips
	Chemical Company LLC,
	7.00%, 06/15/2014
	(Acquired 10/27/2010
	through 10/28/2010;
	Aggregate
	Cost $9,169,636)* @	9,212,796

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Industrial – 12.8% (cont.)
$800,000	Clear Channel
	Communications,
	5.50%, 12/15/2016	$528,000
400,000	Comcast
	Cable Holdings,
	8.375%, 03/15/2013	448,016
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	1,128,874
2,640,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	2,902,361
1,380,000	Comcast-Cable Holdings,
	7.875%, 08/01/2013	1,555,703
6,075,000	Computer Sciences
	Corporation,
	5.50%, 03/15/2013	6,453,460
	ConAgra Foods, Inc.:
1,687,000	5.819%, 06/15/2017 @	1,869,768
120,000	9.75%, 03/01/2021	155,288
329,569	Continental Airlines, Inc.
	Pass-Thru Certificates,
	Series 1997-4, Class A,
	6.90%, 07/02/2019	348,915
	COX
	Communications Inc.:
2,301,000	7.125%, 10/01/2012	2,467,898
2,000,000	5.45%, 12/15/2014	2,229,064
2,000,000	7.25%, 11/15/2015	2,325,370
410,000	Deutsche Telekom
	International Finance BV,
	8.75%, 06/15/2030 f	541,115
7,000,000	DIRECTV
	Holdings/Financing,
	7.625%, 05/15/2016
	(Callable 05/15/2012)	7,630,000
	Donnelley (R.R.)
	& Sons Co.:
2,500,000	8.60%, 08/15/2016	2,717,282
2,000,000	6.125%, 01/15/2017	1,955,028
1,000,000	7.625%, 06/15/2020	988,304
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016 @	1,042,500
1,725,000	Enterprise Products
	Operating LLC,
	6.125%, 02/01/2013	1,846,404
3,000,000	Express Scripts, Inc.,
	3.125%, 05/15/2016	3,018,486
740,000	FedEx Corporation,
	9.65%, 06/15/2012	800,675
6,305,000	Fortune Brands Inc.,
	3.00%, 06/01/2012	6,393,396
8,907,000	Freeport-McMoRan
	Copper & Gold Inc.,
	8.375%, 04/01/2017
	(Callable 04/01/2012)	9,730,897
7,000,000	Georgia-Pacific LLC,
	8.25%, 05/01/2016
	(Callable 05/01/2013)
	(Acquired 12/10/2010;
	Cost $7,692,215)* @	7,934,913
	GTE Corporation:
2,400,000	6.84%, 04/15/2018	2,791,850
100,000	8.75%, 11/01/2021	133,215
650,000	Health Management
	Association,
	6.125%, 04/15/2016 @	674,375

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Industrial – 12.8% (cont.)
	Highmark Inc. Notes:
$1,950,000	6.80%, 08/15/2013
	(Acquired 08/14/2003
	through 12/17/2007;
	Aggregate
	Cost $1,964,761)*	$2,159,838
3,000,000	4.75%, 05/15/2021
	(Acquired 05/03/2011;
	Cost $2,987,880)* @	2,976,942
1,000,000	Holcim U.S. Finance,
	6.00%, 12/30/2019
	(Acquired 09/24/2009;
	Cost $986,740)* f	1,068,583
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,321,668
5,700,000	Hutchison Whampoa
	International LTD,
	7.625%, 04/09/2019
	(Acquired 10/22/2009
	through 10/29/2009;
	Aggregate
	Cost $6,331,727)* f	6,757,378
950,000	Johnson Controls Inc.,
	6.00%, 01/15/2036	1,002,158
400,000	Laboratory Corporation
	of America Holdings,
	5.625%, 12/15/2015	448,354
	Lafarge SA: f
5,538,000	6.15%, 07/15/2011	5,545,482
1,000,000	7.125%, 07/15/2036	983,478
1,000,000	Martin Marietta
	Materials, Inc.,
	6.25%, 05/01/2037	1,005,513
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	1,027,247
8,000,000	Mosaic Co.,
	7.625%, 12/01/2016
	(Callable 12/01/2011)
	(Acquired 05/19/2010
	through 12/10/2010;
	Aggregate
	Cost $8,445,563)*	8,500,000
1,100,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	1,216,059
1,300,000	New Cingular Wireless
	Services, Inc.,
	8.75%, 03/01/2031	1,839,530
1,500,000	Nextel Communications,
	Series D,
	7.375%, 08/01/2015
	(Callable 07/25/2011) @	1,500,000
320,000	Pactiv Corporation,
	7.95%, 12/15/2025 @	286,400
400,000	PCCW-HKT
	Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $398,132)* f	427,515
4,355,000	Plum Creek
	Timberlands, L.P.,
	5.875%, 11/15/2015	4,848,104
1,000,000	Questar Market
	Resources Inc.,
	6.80%, 03/01/2020	1,049,229
1,015,000	Qwest Corporation,
	8.875%, 03/15/2012	1,068,287
2,000,000	Ralcorp Holdings, Inc.,
	4.95%, 08/15/2020	2,027,864
500,000	Rio Tinto Alcan, Inc.,
	5.75%, 06/01/2035 f	522,207

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Industrial – 12.8% (cont.)
$3,700,000	Rio Tinto Financial
	USA Ltd.,
	6.50%, 07/15/2018 f	$4,321,260
1,500,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007;
	Cost $1,482,015)* f	1,675,014
	Sprint Capital
	Corporation:
2,800,000	6.90%, 05/01/2019 @	2,884,000
358,000	8.75%, 03/15/2032	387,535
2,793,000	Teck Resources Limited,
	10.25%, 05/15/2016
	(Callable 05/15/2013) f	3,337,635
	Telecom Italia Capital: f
2,000,000	7.175%, 06/18/2019 @	2,208,172
5,519,000	7.20%, 07/18/2036	5,203,413
	Telefonica Emisiones,
	S.A.U.: f
100,000	6.421%, 06/20/2016	111,654
5,075,000	6.221%, 07/03/2017	5,594,421
	Time Warner, Inc.:
1,050,000	4.70%, 01/15/2021 @	1,063,835
1,100,000	7.625%, 04/15/2031 @	1,319,756
500,000	7.70%, 05/01/2032	603,676
1,000,000	6.55%, 05/01/2037	1,062,214
3,100,000	6.75%, 06/15/2039	3,391,133
5,000,000	6.25%, 03/29/2041	5,193,875
3,000,000	Tyco Electronics
	Group S.A.,
	6.55%, 10/01/2017 f	3,534,744
68,329	United AirLines, Inc.
	Pass-Thru Certificates,
	Series 2000-2, Class C,
	7.762%, 04/29/2049 § †	20,499
343,156	U.S. Airways
	Pass-Thru Certificate,
	Series 1998-1, 6.85%,
	01/30/2018	329,429
	Vale Overseas
	Limited: f
3,850,000	8.25%, 01/17/2034	4,710,021
1,550,000	6.875%, 11/21/2036 @	1,682,968
1,000,000	6.875%, 11/10/2039	1,086,780
2,000,000	Verizon Wireless
	Cap LLC,
	8.50%, 11/15/2018	2,597,126
1,975,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f @	2,119,205
	Vulcan Materials Co.:
2,000,000	7.00%, 06/15/2018	1,977,462
500,000	7.15%, 11/30/2037	423,905
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	1,000,064
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	122,465
2,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	2,183,502
3,100,000	Williams Partners LP,
	6.30%, 04/15/2040	3,213,761
3,600,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014
	(Acquired 02/24/2009;
	Cost $3,598,884)* f	4,169,826
		224,563,408
Other Government Related Securities – 1.2%
5,496,000	Corp Andina
	De Fomento Notes,
	5.75%, 01/12/2017 f	6,048,645

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Other Government Related Securities – 1.2% (cont.)
	Korea Electric Power
	Corporation: f
$342,000	7.75%, 04/01/2013	$375,405
2,165,000	6.75%, 08/01/2027	2,446,448
510,000	National Bank of
	Hungary Debentures,
	8.875%, 11/01/2013 f	558,299
3,000,000	PEMEX Finance Ltd.,
	10.61%, 08/15/2017 f	3,665,976
2,800,000	PEMEX Project
	Funding Master Trust,
	5.75%, 03/01/2018	3,070,217
1,000,000	Petrobras International
	Finance Company,
	5.75%, 01/20/2020 f @	1,066,755
301,000	United Mexican States,
	6.75%, 09/27/2034 f	349,912
2,788,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015 f	2,874,439
		20,456,096
Residential Mortgage Backed Securities – 30.1%
	Bank of America
	Alternative Loan Trust:
332,034	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018
	(Callable 09/25/2015)	342,230
4,347,238	Series 2003-5, Class 2A1,
	5.00%, 07/25/2018
	(Callable 11/25/2015)	4,502,061
552,488	Series 2003-11, Class 4A1,
	4.75%, 01/25/2019
	(Callable 11/25/2016)	561,193
359,142	Series 2004-6, Class 4A1,
	5.00%, 07/25/2019
	(Callable 08/25/2018)	363,129
8,356,043	Series 2004-7,
	Class 4A1, 5.00%,
	08/25/2019	8,546,503
380,420	Series 2004-11, Class
	4A1, 5.50%, 12/25/2019
	(Callable 05/25/2018)	392,926
577,675	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	574,708
2,602,475	Series 2005-4, Class 3A1,
	5.50%, 05/25/2020	2,505,494
1,848,318	Series 2005-10, Class
	5A1, 5.25%, 11/25/2020
	(Callable 11/25/2016)	1,784,579
2,870,581	Series 2007-1, Class 1A1,
	6.098%, 04/25/2022	2,724,489
1,179,665	Series 2003-11, Class
	2A1, 6.00%, 01/25/2034
	(Callable 02/25/2019)	1,184,815
546,919	Series 2005-2,
	Class 1CB2, 5.50%,
	03/25/2035	507,251
815,739	Series 2005-9,
	Class 1CB3, 5.50%,
	10/25/2035	680,014
466,094	Series 2005-11,
	Class 1CB4, 5.50%,
	12/25/2035	387,921
1,710,546	Series 2006-5, Class
	CB7, 6.00%, 06/25/2046	1,220,148

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Residential Mortgage Backed
Securities – 30.1% (cont.)
$3,019,002	Bear Stearns Asset
	Backed Securities Trust,
	Series 2004-AC2,
	Class 2A, 5.00%,
	05/25/2034 (Callable
	02/25/2015)	$3,069,235
	Chase Mortgage
	Finance Corporation:
803,298	Series 2003-S13, Class
	A11, 5.50%, 11/25/2033	820,160
37,834	Series 2003-S14, Class
	3A6, 5.50%, 01/25/2034	38,442
6,000,000	Series 2006-A1, Class
	2A3, 6.00%, 09/25/2036
	(Callable 12/25/2018)	4,789,650
849,323	Citigroup Mortgage
	Loan Trust, Inc.,
	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035	814,727
	Countrywide Alternative
	Loan Trust:
890,267	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	771,225
4,056,099	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021	3,389,832
894,086	Series 2006-J5,
	Class 3A1, 6.132%,
	07/25/2021 (Callable
	07/25/2025)	686,091
1,021,625	Series 2006-43CB, Class
	2A1, 6.00%, 02/25/2022	943,562
302,659	Series 2002-11, Class A4,
	6.25%, 10/25/2032
	(Callable 07/25/2011)	307,278
11,836,042	Series 2003-20CB,
	Class 1A1, 5.50%,
	10/25/2033 (Callable
	10/25/2018)	12,226,371
5,059,966	Series 2005-10CB,
	Class 1A6, 5.50%,
	05/25/2035	4,878,652
795,462	Series 2005-34CB,
	Class 1A6, 5.50%,
	09/25/2035
	(Callable 06/25/2012)	790,846
2,054,964	Series 2006-28CB,
	Class A17, 6.00%,
	10/25/2036	1,358,756
181,809	Countrywide Home
	Loans, Inc.,
	Series 2003-39, Class A5,
	5.00%, 05/25/2012	182,379
	Deutsche Mortgage
	Securities Inc.:
1,406,918	Series 2006-AR5, Class
	21A, 6.00%, 10/25/2021
	(Callable 12/25/2015)	1,171,625
274,689	Series 2004-4, Class 1A6,
	5.65%, 04/25/2034
	(Callable 09/25/2017)	271,785
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC):
51,120	6.50%, 07/01/2014	53,798
538,795	6.00%, 06/01/2020	587,758
312,354	5.50%, 11/01/2022	337,803
354,324	5.00%, 06/01/2023	382,372
332,948	5.50%, 07/01/2023	360,076
850,222	6.50%, 06/01/2029	963,502
3,001,190	5.50%, 01/01/2036	3,262,963
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Residential Mortgage Backed
Securities – 30.1% (cont.)
$1,800,503	6.00%, 12/01/2036	$1,984,891
2,879,876	5.50%, 04/01/2037	3,118,017
9,054,902	5.50%, 05/01/2038	9,795,177
9,449,763	5.50%, 08/01/2038	10,222,319
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
558,383	Series 3124, Class VP,
	6.00%, 06/15/2014	589,152
2,569,613	Series R003, Class VA,
	5.50%, 08/15/2016	2,753,116
1,636,076	Series 3097, Class MC,
	6.00%, 11/15/2016	1,715,035
218,663	Series 2391, Class QR,
	5.50%, 12/15/2016	234,999
1,182,219	Series R009, Class AJ,
	5.75%, 12/15/2018	1,226,417
88,531	Series 206, Class E,
	0.00%, 07/15/2019
	(Callable 10/15/2011) ^	83,691
620,777	Series R010, Class AB,
	5.50%, 12/15/2019	651,363
44,847	Series 141, Class D,
	5.00%, 05/15/2021
	(Callable 09/15/2011)	47,579
48,705	Series 1074, Class I,
	6.75%, 05/15/2021
	(Callable 08/15/2011)	53,967
275,513	Series 1081, Class K,
	7.00%, 05/15/2021
	(Callable 08/15/2011)	308,764
51,176	Series 163, Class F,
	6.00%, 07/15/2021
	(Callable 09/15/2011)	57,101
92,000	Series 188, Class H,
	7.00%, 09/15/2021
	(Callable 09/15/2011)	102,748
39,974	Series 1286, Class A,
	6.00%, 05/15/2022
	(Callable 08/15/2011)	44,603
1,308,632	Series 1694, Class PK,
	6.50%, 03/15/2024
	(Callable 01/15/2014)	1,419,618
10,745,155	Series 2009-15, Class
	MA, 4.00%, 03/25/2024	11,271,175
947,333	Series 2552, Class ND,
	5.50%, 10/15/2031	983,856
28,222,421	4.50%, 08/01/2040	29,196,693
13,829,268	4.50%, 08/01/2040	14,306,671
13,954,539	4.50%, 09/01/2040	14,436,267
	Federal National
	Mortgage Association
	(FNMA):
1,254,635	5.00%, 12/01/2019	1,356,194
11,190,386	5.00%, 11/01/2021	12,096,214
738,333	5.50%, 01/01/2023	806,099
1,233,590	5.50%, 07/01/2023	1,346,811
3,079,244	5.00%, 11/01/2023	3,320,802
1,202,899	6.00%, 03/01/2026	1,318,980
2,749,606	6.00%, 05/01/2026	3,014,945
3,199,825	5.00%, 05/01/2028	3,424,329
358,346	6.00%, 03/01/2033	397,508
378,474	5.00%, 11/01/2033	404,496
19,038,233	5.50%, 04/01/2034	20,731,523
8,953,966	5.50%, 04/01/2034	9,742,866
1,631,859	5.50%, 09/01/2034	1,775,979
398,156	6.00%, 11/01/2034	439,926
2,824,769	5.50%, 02/01/2035	3,074,243
2,837,233	5.50%, 02/01/2035	3,087,807
6,345,971	5.00%, 06/01/2035	6,779,314

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Residential Mortgage Backed
Securities – 30.1% (cont.)
$6,081,561	5.00%, 07/01/2035	$6,496,848
29,042,341	5.00%, 10/01/2035	31,007,383
3,014,126	5.00%, 11/01/2035	3,218,066
22,463,975	5.00%, 02/01/2036 @	23,983,917
13,853,486	5.00%, 03/01/2036	14,790,831
11,582,164	5.50%, 04/01/2036	12,594,202
3,507,483	5.50%, 11/01/2036	3,803,550
14,045,849	5.50%, 04/01/2037	15,295,108
679,849	6.00%, 08/01/2037	742,248
9,757,741	5.50%, 06/01/2038	10,570,722
15,053,740	4.00%, 08/01/2040	15,074,985
17,312,148	4.00%, 02/01/2041	17,336,580
358,849	Series 2006-B2, Class
	AB, 5.50%, 05/25/2014	360,594
33,165	Series 2002-56, Class
	MC, 5.50%, 09/25/2017	35,473
283,615	Series 1989-37, Class G,
	8.00%, 07/25/2019	322,057
73,156	Series 1989-94, Class G,
	7.50%, 12/25/2019	82,700
12,658	Series 1990-58, Class J,
	7.00%, 05/25/2020	14,149
110,714	Series 1990-76, Class G,
	7.00%, 07/25/2020	123,725
52,304	Series 1990-105, Class J,
	6.50%, 09/25/2020	57,865
18,059	Series 1990-108, Class G,
	7.00%, 09/25/2020	20,194
36,061	Series 1991-1, Class G,
	7.00%, 01/25/2021	40,341
42,039	Series 1991-86, Class Z,
	6.50%, 07/25/2021	46,648
930,508	Series 2003-33, Class LD,
	4.25%, 09/25/2022	959,407
475,671	Series 1993-58,
	Class H, 5.50%,
	04/25/2023	517,876
305,636	Series 1998-66,
	Class C, 6.00%,
	12/25/2028	335,565
364,120	Series 2002-85, Class
	PD, 5.50%, 05/25/2031	371,144
36,225	Series 2003-44, Class
	AB, 3.75%, 05/25/2033	37,908
1,592,820	Series 2004-W6, Class
	1A4, 5.50%, 07/25/2034	1,718,457
3,159,556	Series 2004-W6, Class
	1A6, 5.50%, 07/25/2034	3,369,949
1,663,159	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	1,662,877
4,100,000	Series 2004-W10, Class
	A4, 5.75%, 08/25/2034	4,268,413
	First Horizon Alternative
	Mortgage Securities:
622,819	Series 2005-FA7, Class
	2A1, 5.00%, 09/25/2020	601,038
910,978	Series 2006-FA6, Class
	3A1, 5.75%, 11/25/2021	850,621
2,492,174	Series 2006-FA8, Class
	2A1, 5.75%, 02/25/2037	2,310,013
	Government National
	Mortgage Association
	(GNMA):
251,795	6.00%, 11/20/2033	279,755
29,903,511	4.50%, 05/20/2040 @	31,537,303
14,799,212	5.00%, 07/20/2040	16,084,122
33,067,730	4.50%, 01/20/2041	34,874,401

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Residential Mortgage Backed
Securities – 30.1% (cont.)
$255,782	Impac CMB Trust,
	Series 2004-4, Class 2A2,
	5.441%, 09/25/2034
	(Callable 07/25/2011)	$250,624
1,025,885	J.P. Morgan Alternative
	Loan Trust, Series
	2006-A1, Class 2A1,
	5.799%, 03/25/2036	677,142
	J.P. Morgan
	Mortgage Trust:
2,816,336	Series 2006-A7,
	Class 2A4R, 5.457%,
	01/25/2037 (Callable
	11/25/2021)	2,070,514
659,186	Series 2006-A7,
	Class 2A2, 5.83%,
	01/25/2037 (Callable
	11/25/2021)	485,037
6,100,000	Series 2007-A2,
	Class 2A3, 5.715%,
	04/25/2037 (Callable
	08/25/2020)	4,693,206
	Master Alternative
	Loans Trust:
1,664,515	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019
	(Callable 04/25/2016)	1,701,167
101,177	Series 2004-2, Class 4A1,
	5.00%, 02/25/2019	102,346
1,235,509	Series 2004-4, Class 4A1,
	5.00%, 04/25/2019	1,266,402
622,713	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033
	(Callable 05/25/2018)	635,546
5,000,000	NCUA Guaranteed Notes,
	Series 2010-C1, 2.90%,
	10/29/2020	4,990,659
396,822	Residential Accredit
	Loans, Inc., Series
	2004-QS6, Class A1,
	5.00%, 05/25/2019
	(Callable 11/25/2014)	394,115
223,672	Residential Funding
	Mortgage Security I,
	Series 2003-S11, Class
	A2, 4.00%, 06/25/2018
	(Callable 01/25/2012)	226,017
785,993	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class
	A2, 4.00%, 06/25/2033
	(Callable 05/25/2013)	813,733
	Washington Mutual, Inc.
	Pass-Thru Certificates:
1,480,399	Series 2004-CB1, Class
	5A, 5.00%, 06/25/2019	1,521,825
2,677,866	Series 2004-CB2, Class
	7A, 5.50%, 08/25/2019	2,792,757
62,888	Series 2004-CB3, Class
	3A, 5.50%, 10/25/2019	64,163
817,123	Series 2004-CB3, Class
	4A, 6.00%, 10/25/2019	845,433
551,514	Series 2004-CB4,
	Class 21A,
	5.50%, 12/25/2019	564,288
		526,349,613

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Taxable Municipal Bonds – 4.3%
$5,000,000	Atlanta Independent
	School System,
	5.557%, 03/01/2026	$4,973,300
	California Qualified
	School Construction
	Bonds:
2,500,000	5.041%, 07/01/2020	2,564,925
7,500,000	7.155%, 03/01/2027	7,766,925
2,000,000	California School
	Finance Authority,
	5.043%, 01/01/2021
	(Callable 12/31/2015)	2,020,600
6,500,000	California State,
	5.75%, 03/01/2017	7,080,710
5,975,000	Contra Costa
	County California
	Pension Obligation,
	5.14%, 06/01/2017	6,320,534
1,000,000	Cuyahoga County
	Ohio Industrial
	Development Revenue,
	9.125%, 10/01/2023	797,540
2,580,000	Eaton Ohio
	Community City Schools,
	5.39%, 08/25/2027
	(Callable 06/01/2020)	2,579,071
4,975,000	Elgin Ohio LOC
	School District,
	5.499%, 08/31/2027
	(Callable 12/01/2019)	4,885,550
10,000,000	Illinois State,
	3.636%, 02/01/2014	10,208,200
6,500,000	San Dieguito California
	Public Facilities,
	6.459%, 05/01/2027	6,754,280
5,000,000	State Public School
	Building Authorities
	Revenue,
	5.00%, 09/15/2027	4,724,550
2,650,000	Three Rivers Ohio
	LOC School District,
	5.209%, 09/15/2027
	(Callable 12/01/2020)	2,598,564
7,415,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023
	(Callable 06/01/2015)	6,908,852
4,000,000	Westlake Ohio City
	School District,
	5.227%, 12/01/2026
	(Callable 12/01/2020)	4,015,560
		74,199,161
Utilities – 7.0%
	Allegheny Energy
	Supply Co. Senior
	Unsecured Notes:
5,500,000	8.25%, 04/15/2012
	(Acquired 06/17/2010
	through 09/21/2010;
	Aggregate
	Cost $5,729,307)*	5,798,276
1,900,000	5.75%, 10/15/2019
	(Acquired 09/22/2009
	through 06/30/2010;
	Aggregate
	Cost $1,891,569)*	1,987,831
6,900,000	Ameren Corporation,
	8.875%, 05/15/2014	7,993,816
850,000	Arizona Pubic Service
	Senior Unsecured Notes,
	8.75%, 03/01/2019	1,091,288

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Utilities – 7.0% (cont.)
$1,914,000	Beaver Valley Funding
	Corporation Debentures,
	9.00%, 06/01/2017	$2,096,634
5,862,000	Constellation Energy
	Group Inc.,
	4.55%, 06/15/2015	6,238,399
4,500,000	El Paso Pipeline Partners
	Operating Co LLC,
	7.50%, 11/15/2040	5,205,109
	Enel Finance
	International: f
2,475,000	5.125%, 10/07/2019
	(Acquired 09/30/2009;
	Cost $2,464,110)* @	2,502,522
1,900,000	6.80%, 09/15/2037
	(Acquired 09/13/2007;
	Cost $1,894,965)*	1,861,324
	Energy Transfer Partners:
750,000	5.65%, 08/01/2012	785,804
1,173,000	8.50%, 04/15/2014	1,364,734
2,500,000	FPL Group Capital,
	Inc., Series D,
	7.30%, 09/01/2067
	(Callable 09/01/2017) @	2,618,750
360,869	GG1C Funding
	Corporation,
	5.129%, 01/15/2014
	(Callable 08/15/2011)
	(Acquired 06/27/2006;
	Cost $354,197)*	370,403
	Kinder Morgan Energy
	Partners Senior Notes:
1,000,000	9.00%, 02/01/2019 @	1,282,365
2,250,000	6.95%, 01/15/2038	2,443,741
1,000,000	6.50%, 09/01/2039 @	1,038,381
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016	937,125
100,180	Kiowa Power
	Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $100,180)*	101,207
2,600,000	Korea Gas Corp.,
	4.25%, 11/02/2020
	(Acquired 10/26/2010;
	Cost $2,587,026)* f @	2,473,086
5,500,000	Mega Advance
	Investments Ltd,
	5.00%, 05/12/2021
	(Acquired 05/09/2011;
	Cost $5,443,790)* f @	5,416,505
1,325,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,521,993
7,045,000	National Oilwell
	Varco Inc., Series B,
	6.125%, 08/15/2015
	(Callable 08/15/2011)	7,218,941
	National Rural
	Utilities Corporation:
4,647,000	10.375%, 11/01/2018	6,435,742
100,000	8.00%, 03/01/2032	130,339
3,724,000	Nisource Finance
	Corporation,
	6.15%, 03/01/2013	4,005,873
2,000,000	ONEOK, Inc.,
	5.20%, 06/15/2015	2,188,324
1,000,000	Plains All
	American Pipeline,
	5.625%, 12/15/2013	1,092,996

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.6% (cont.)
Utilities – 7.0% (cont.)
$2,060,000	PPL Energy
	Supply, LLC
	Senior Notes, Series A,
	5.70%, 10/15/2015	$2,219,965
	PSE&G Power LLC:
450,000	5.00%, 04/01/2014 @	482,771
3,223,000	5.32%, 09/15/2016	3,552,642
4,005,000	5.125%, 04/15/2020	4,202,903
1,362,412	RGS (I&M)
	Funding Corporation
	Debentures,
	9.82%, 12/07/2022	1,604,458
2,000,000	Rockies Express
	Pipeline LLC,
	5.625%, 04/15/2020
	(Acquired 03/17/2010;
	Cost $1,998,220)*	2,043,692
7,000,000	Sempra Energy,
	6.00%, 02/01/2013	7,504,280
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $1,397,676)*	1,591,313
3,000,000	Southwestern Public
	Service Co.,
	5.60%, 10/01/2016	3,341,808
7,500,000	Spectra Energy Capital,
	5.668%, 08/15/2014	8,303,362
1,000,000	Talisman Energy Inc.,
	7.75%, 06/01/2019 f	1,218,682
2,000,000	Trans-Canada Pipelines,
	6.50%, 08/15/2018 f	2,352,862
	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes:
1,000,000	Series B, 7.00%,
	08/15/2011	1,007,038
2,200,000	8.875%, 07/15/2012	2,375,157
1,500,000	Valero Energy
	Corporation,
	6.875%, 04/15/2012	1,568,601
	Vectren Utility
	Holdings, Inc.:
1,175,000	6.625%, 12/01/2011	1,202,812
1,100,000	5.25%, 08/01/2013	1,173,372
		121,947,226
U.S. Treasury Obligations – 14.2%
	U.S. Treasury Bonds:
39,775,000	2.375%, 03/31/2016 @	41,151,573
71,775,000	6.25%, 08/15/2023 @	91,053,334
66,025,000	5.25%, 11/15/2028 @	76,196,944
39,825,000	4.375%, 02/15/2038 @	40,086,332
		248,488,183
	Total Long-Term
	Investments
	(Cost $1,652,266,015)	1,689,377,467

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Shares		Value
SHORT-TERM INVESTMENTS – 4.9%
Money Market Mutual Funds – 4.9%
53,750,234	Dreyfus Institutional
	Cash Advantage Fund,
	0.15% «	$53,750,234
33,000,000	The AIM STIT –
	Liquid Assets
	Portfolio, 0.06% «	33,000,000
	Total Short-Term
	Investments
	(Cost $86,750,234)	86,750,234

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 20.4%
Commercial Paper – 0.1%
$3,235,814	Atlantic East
	Funding LLC, 0.541%,
	03/25/2012 †**	2,211,899
	Total Commercial Paper
	(Cost $3,235,814)	2,211,899

Shares
Investment Companies – 20.3%
355,234,632	Mount Vernon
	Securities Lending
	Trust Prime Portfolio,
	0.20% «	355,234,632
	Total Investment
	Companies
	(Cost $355,234,632)	355,234,632
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $358,470,446)	357,446,531
	Total Investments
	(Cost $2,097,486,695) –
	121.9%	2,133,574,232

Asset Relating to Securities
Lending Investments – 0.1%
	Support
	Agreement** ^ a	1,023,915
	Total (Cost $0)	1,023,915
	Liabilities in Excess of
	Other Assets – (22.0)%	(385,251,286)
	TOTAL NET
	ASSETS – 100.0%	$1,749,346,861

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2011.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$71,575,303	$—	$71,575,303
Commercial Mortgage Backed Securities	—	138,827,368	—	138,827,368
Corporate Debt Securities	—	609,461,244	20,499	609,481,743
Other Government Related Securities	—	20,456,096	—	20,456,096
Residential Mortgage Backed Securities	—	526,349,613	—	526,349,613
Taxable Municipal Bonds	—	74,199,161	—	74,199,161
U.S. Treasury Obligations	—	248,488,183	—	248,488,183
Total Fixed Income	—	1,689,356,968	20,499	1,689,377,467
Short-Term Investments
Money Market Mutual Funds	86,750,234	—	—	86,750,234
Total Short-Term Investments	86,750,234	—	—	86,750,234
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	2,211,899	—	2,211,899
Money Market Mutual Fund	355,234,632	—	—	355,234,632
Total Investments Purchased with Cash
Proceeds from Securities Lending	355,234,632	2,211,899	—	357,446,531
Total Investments	$441,984,866	$1,691,568,867	$20,499	$2,133,574,232
Asset Relating to Securities Lending Investments	$—	$1,023,915	$—	$1,023,915

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  Transfers were made out of Level 2 into Level 3 due to a security being priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3*	20,499
Balance as of June 30, 2011	$20,499

*  Transfers between levels are recognized at the end of the reporting period.

Baird Core Plus Bond Fund

June 30, 2011 (Unaudited)

The Baird Core Plus Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index.  The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$578,480,219	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	4.10%	Investor Class:	0.55	%***
Investor Class:	3.85%	Portfolio Turnover Rate:	13.4	%#
Average Effective Duration:	5.14 years	Total Number of Holdings:	440
Average Effective Maturity:	7.29 years

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2011.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Core Plus Bond Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2011	Six Months	One Year	Five Years	Ten Years	Since Inception(1)
Institutional Class Shares	3.67%	6.96%	7.76%	6.65%	7.08%
Investor Class Shares	3.52%	6.67%	7.48%	6.39%	6.81%
Barclays Capital
U.S. Universal Bond Index(2)	2.91%	4.78%	6.61%	6.00%	6.28%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2011.
(2)
The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5%
Asset Backed Securities – 4.0%
$37,897	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-2, Class A6,
	6.45%, 12/25/2027
	(Callable 07/25/2011)	$37,600
	Bayview Financial
	Acquisition Trust:
700,000	Series 2007-A,
	6.205%, 05/28/2037	686,228
150,000	Series 2007-B, Class 1A2,
	6.831%, 08/28/2047	71,580
	Countrywide Asset-Backed
	Certificates:
29,685	Series 2006-S2, Class A2,
	5.627%, 07/25/2027
	(Callable 09/25/2011)	29,627
205,404	Series 2004-12, Class AF6,
	4.634%, 03/25/2035
	(Callable 04/25/2019)	205,723
1,276,430	Series 2004-15, Class AF6,
	4.613%, 04/25/2035
	(Callable 10/25/2021)	1,233,520
3,446,774	Series 2005-7, Class AF6,
	4.693%, 08/25/2035
	(Callable 11/25/2026)	3,097,047
2,147,123	Series 2005-11, Class AF3,
	4.778%, 02/25/2036	1,841,218
517,570	Series 2005-10, Class AF6,
	4.915%, 02/25/2036
	(Callable 07/25/2019)	419,368
1,983,890	Series 2005-13, Class AF3,
	5.43%, 04/25/2036	1,645,886
261,871	Series 2006-S9, Class A3,
	5.728%, 08/25/2036	196,536
165,747	Series 2007-S1, Class A6,
	5.693%, 11/25/2036
	(Callable 09/25/2016)	133,830
588,356	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	541,775
241,479	Series 2006-13,
	Class 1AF3, 5.944%,
	01/25/2037	134,079
197,259	Series 2007-S2, Class A2,
	5.649%, 05/25/2037	177,135
300,000	Series 2007-4, Class A3,
	5.714%, 09/25/2037	141,182
1,300,000	Series 2006-10,
	Class 1AF3, 5.971%,
	09/25/2046	703,542
616,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	338,745
	Credit Based Asset Servicing
	and Securitization LLC:
108,380	Series 2005-CB3,
	4.725%, 02/25/2033
	(Callable 03/25/2015)	108,242
1,840,633	Series 2005-CB8,
	Class AF2, 5.303%,
	12/25/2035	1,796,892
4,263	GE Capital Mortgage
	Services, Inc.,
	Series 1999-HE1, Class A7,
	6.265%, 04/25/2029
	(Callable 07/25/2011)	4,186
	Green Tree Financial
	Corporation:
40,687	Series 1993-4, Class A5,
	7.05%, 01/15/2019
	(Callable 07/15/2011)	41,697

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Asset Backed Securities – 4.0% (cont.)
$14,675	Series 1997-1, Class A5,
	6.86%, 03/15/2028	$15,542
49,875	Series 1997-4, Class A5,
	6.88%, 02/15/2029	52,218
640,067	Series 1997-5, Class A6,
	6.82%, 05/15/2029
	(Callable 07/15/2014)	676,667
672,559	Series 1998-3, Class A5,
	6.22%, 03/01/2030	719,853
284,713	Series 1998-4, Class A5,
	6.18%, 04/01/2030	298,108
2,448,774	Home Equity Asset Trust,
	Series 2006-4, Class 2A3,
	0.357%, 08/25/2036	2,018,591
41,084	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017
	(Callable 07/15/2011)	40,812
	Renaissance Home
	Equity Loan Trust:
240,629	Series 2005-1, Class AF6,
	4.97%, 05/25/2035
	(Callable 11/25/2020)	219,594
819,000	Series 2006-2, Class AF3,
	5.797%, 08/25/2036	369,891
717,833	Series 2006-3, Class AF2,
	5.58%, 11/25/2036	493,491
500,000	Series 2007-1, Class AF2,
	5.512%, 04/25/2037	217,891
300,000	Series 2007-1, Class AF3,
	5.612%, 04/25/2037	131,471
1,500,000	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	725,326
157,401	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS10,
	Class AI7, 4.85%,
	11/25/2033 (Callable
	07/25/2015)	157,226
	Residential Asset
	Securities Corporation:
202,579	Series 2003-KS5,
	Class AI6, 3.62%,
	07/25/2033 (Callable
	02/25/2015)	177,752
143,399	Series 2003-KS9,
	Class AI6, 4.71%,
	11/25/2033 (Callable
	10/25/2015)	128,830
1,884,069	Series 2006-EMX8,
	0.364%, 10/25/2036	1,745,873
1,452,095	Structured Asset
	Securities Corporation,
	Series 2005-7XS,
	Class 1A4B, 5.44%,
	04/25/2035 (Callable
	01/25/2018)	1,462,199
		23,236,973
Commercial Mortgage Backed Securities – 7.3%
5,025,000	Bear Stearns Commercial
	Mortgage Securities,
	Series 2005-PWR9,
	Class A4A, 4.871%,
	09/11/2042	5,393,068
5,425,000	Citigroup Deutsche Bank,
	Series 2005-CD1,
	Class A4, 5.396%,
	07/15/2044	5,898,994

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Commercial Mortgage Backed
Securities – 7.3% (cont.)
$3,875,000	Commercial Mortgage
	Pass-Through Certificates,
	Series 2005-C6,
	Class A5A, 5.116%,
	06/10/2044	$4,195,230
738,085	First Union National
	Bank Commercial
	Mortgage Securities Inc.,
	Series 2001-C4, Class A2,
	6.223%, 12/12/2033	741,179
	GE Capital Commercial
	Mortgage Corporation:
1,610,000	Series 2003-C2, Class A4,
	5.145%, 07/10/2037	1,703,991
1,600,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	1,718,911
	GMAC Commercial
	Mortgage Securities, Inc.:
1,750,000	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	1,817,532
6,727,000	Series 2004-C2, Class A4,
	5.301%, 08/10/2038	7,247,088
5,280,000	J.P. Morgan Chase
	Commercial Mortgage
	Securities Corp.,
	Series 2005-CB12,
	Class A4, 4.895%,
	09/12/2037	5,681,970
706,087	Salomon Brothers
	Mortgage Securities VII,
	Series 2001-C2, Class A3,
	6.499%, 11/13/2036	708,485
	Wachovia Bank
	Commercial
	Mortgage Trust:
1,550,000	Series 2003-C3, Class A2,
	4.867%, 02/15/2035	1,612,565
5,000,000	Series 2005-C22,
	Class A4, 5.437%,
	12/15/2044	5,419,257
		42,138,270
Financial – 17.0%
745,000	Abbey National Treasury
	Services PLC, 3.875%,
	11/10/2014 (Acquired
	02/25/2010 through
	07/14/2010; Aggregate
	Cost $742,889)*	758,672
175,000	Allstate Corporation,
	5.35%, 06/01/2033	169,529
1,065,000	Ally Financial Inc.,
	8.30%, 02/12/2015	1,190,138
935,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	1,040,645
	American General
	Finance Corporation:
275,000	5.85%, 06/01/2013	271,563
1,000,000	6.90%, 12/15/2017 @	917,500
225,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	198,976
2,500,000	AON Corporation,
	3.50%, 09/30/2015	2,569,630
975,000	Arden Realty LP,
	5.25%, 03/01/2015
	(Callable 12/01/2014)	1,057,463

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.5% (cont.)
Financial – 17.0% (cont.)
$2,200,000	Australia and New Zealand
	Banking Group Limited,
	3.25%, 03/01/2016
	(Acquired 02/22/2011;
	Cost $2,191,046)* f @	$2,219,180
200,000	BankAmerica
	Capital II, Series 2,
	8.00%, 12/15/2026
	(Callable 08/15/2011)	203,500
1,000,000	BankAmerica Institutional,
	8.07%, 12/31/2026
	(Callable 08/15/2011)
	(Acquired 07/22/2010;
	Cost $990,000)*	1,020,000
575,000	Bank of
	America Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	695,203
400,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 08/15/2011)	351,687
600,000	Bear Stearns
	Cos., Inc.,
	5.30%, 10/30/2015	657,572
1,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016
	(Callable 02/04/2016) f	50,000
125,000	Capital One
	Financial Corporation,
	6.15%, 09/01/2016 @	137,902
	CIT Group, Inc.:
24,029	7.00%, 05/01/2014
	(Callable 08/15/2011) @	24,329
88	7.00%, 05/01/2015
	(Callable 08/15/2011)	88
43,000	7.00%, 05/04/2015
	(Callable 01/01/2012)
	(Acquired 11/27/2007
	through 08/02/2010;
	Aggregate
	Cost $43,011)* @	43,054
814	7.00%, 05/01/2016
	(Callable 08/15/2011)	811
571,000	7.00%, 05/02/2016
	(Callable 01/01/2012)
	(Acquired 11/27/2007
	through 08/02/2010;
	Aggregate Cost $555,229)*	568,859
540	7.00%, 05/01/2017
	(Callable 08/15/2011)	539
100,000	7.00%, 05/02/2017
	(Callable 01/01/2012)
	(Acquired 11/27/2007
	through 08/02/2010;
	Aggregate Cost $99,718)*	99,750
700,000	Citigroup Capital XXI,
	8.30%, 12/21/2057
	(Callable 12/21/2037) @	715,750
1,100,000	Citigroup, Inc.,
	6.01%, 01/15/2015 @	1,210,482
	CNA Financial
	Corporation:
1,000,000	6.50%, 08/15/2016	1,116,036
1,500,000	5.875%, 08/15/2020	1,559,604
1,675,000	Comerica Bank,
	5.75%, 11/21/2016	1,869,684
1,100,000	Countrywide Financial
	Corporation,
	6.25%, 05/15/2016	1,159,206
2,700,000	Dresdner Bank-New York
	Subordinated Debentures,
	7.25%, 09/15/2015 f	2,852,029

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Financial – 17.0% (cont.)
$500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027
	(Callable 08/15/2011)	$500,602
1,000,000	First Empire
	Capital Trust II,
	8.277%, 06/01/2027
	(Callable 08/15/2011)	1,004,968
2,000,000	First Horizon
	National Corporation,
	5.375%, 12/15/2015	2,127,832
350,148	First National Bank of
	Chicago Pass-Thru
	Certificates, Series 1993-A,
	8.08%, 01/05/2018	394,187
	General Electric
	Capital Corporation:
1,150,000	5.625%, 09/15/2017	1,269,626
1,500,000	5.50%, 01/08/2020	1,606,347
1,000,000	Genworth Financial Inc.,
	7.625%, 09/24/2021 @	1,011,626
3,010,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004
	through 12/16/2010;
	Aggregate
	Cost $3,096,364)*	3,274,176
	GMAC Inc.:
1,000,000	6.00%, 05/23/2012 @	1,020,000
1,305,000	7.50%, 12/31/2013 @	1,394,719
984,000	8.00%, 12/31/2018	1,052,880
250,000	GMAC LLC,
	6.75%, 12/01/2014	262,006
125,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034 @	118,208
	The Goldman
	Sachs Group, Inc.:
100,000	5.15%, 01/15/2014	106,774
1,000,000	5.95%, 01/18/2018	1,077,873
300,000	6.75%, 10/01/2037	299,995
1,805,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013
	(Acquired 05/19/2006
	through 10/28/2010;
	Aggregate
	Cost $1,922,088)*	1,981,845
800,000	Hartford Financial
	Services Group Inc.,
	8.125%, 06/15/2038
	(Callable 06/15/2018)	862,000
1,500,000	ING Bank N.V.,
	4.00%, 03/15/2016
	(Acquired 03/08/2011;
	Cost $1,499,190)* f @	1,518,057
	Invesco Ltd.: f
275,000	5.375%, 02/27/2013	292,026
1,110,000	5.375%, 12/15/2014	1,217,449
2,900,000	Irish Life & Permanent
	Group Holdings PLC,
	3.60%, 01/14/2013
	(Acquired 12/01/2010
	through 01/26/2011;
	Aggregate
	Cost $2,681,349)* f	2,438,056
400,000	Istar Financial, Inc.,
	5.85%, 03/15/2017 @	343,000
875,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	875,319
1,000,000	Jefferson-Pilot Corp.,
	4.75%, 01/30/2014	1,062,510

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Financial – 17.0% (cont.)
$1,500,000	John Hancock Mutual
	Life Insurance Company,
	7.375%, 02/15/2024
	(Acquired 08/26/2010;
	Cost $1,695,003)*	$1,665,289
3,100,000	J.P. Morgan Chase & Co.,
	4.25%, 10/15/2020	3,032,838
	Key Bank NA:
600,000	7.413%, 05/06/2015	683,078
1,279,000	5.45%, 03/03/2016	1,387,595
1,500,000	Kookmin Bank,
	7.25%, 05/14/2014
	(Acquired 03/10/2010;
	Cost $1,626,990)* f	1,699,783
	Liberty Mutual Group Inc.:
775,000	5.75%, 03/15/2014
	(Acquired 12/21/2010
	through 06/10/2011;
	Aggregate
	Cost $806,791)* @	822,339
225,000	6.50%, 03/15/2035
	(Acquired 09/29/2008
	through 11/23/2010;
	Aggregate Cost $182,457)*	209,136
900,000	10.75%, 06/15/2058
	(Callable 06/15/2038)
	(Acquired 05/21/2008
	through 05/06/2009;
	Aggregate Cost $750,369)*	1,194,750
375,000	Liberty Mutual
	Insurance Company,
	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $240,078)*	346,497
825,000	Lincoln National
	Corporation,
	6.05%, 04/20/2067
	(Callable 04/20/2017)	794,062
1,300,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020
	(Acquired 01/05/2010
	through 11/19/2010;
	Aggregate
	Cost $1,304,532)* f	1,301,882
	Manufacturer And
	Traders Trust Co.:
500,000	6.625%, 12/04/2017	574,256
265,000	5.585%, 12/28/2020
	(Callable 12/28/2015)	261,987
2,350,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	2,549,221
700,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $700,000)* @	416,500
150,000	MBNA Capital, Series A,
	8.278%, 12/01/2026
	(Callable 08/15/2011)	153,375
	Merrill Lynch & Company:
100,000	5.00%, 02/03/2014	107,661
800,000	6.875%, 04/25/2018 @	885,135
725,000	7.75%, 05/14/2038	803,687
300,000	Metlife Inc., Series A,
	6.817%, 08/15/2018	351,257
	M&I Marshall &
	Ilsley Bank Senior
	Unsecured Notes:
520,000	5.30%, 09/08/2011	523,241
1,689,000	4.85%, 06/16/2015	1,780,767

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Financial – 17.0% (cont.)
	Morgan Stanley:
$1,005,000	4.75%, 04/01/2014 @	$1,047,598
650,000	6.00%, 04/28/2015	704,644
300,000	5.375%, 10/15/2015	320,699
125,000	6.625%, 04/01/2018 @	137,699
800,000	Nationwide
	Financial Services Inc.,
	5.90%, 07/01/2012	822,046
100,000	Nationwide Mutual
	Insurance Company,
	7.875%, 04/01/2033
	(Acquired 10/13/2009;
	Cost $90,186)*	107,239
1,909,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	2,077,618
325,000	Nomura Holdings Inc.,
	6.70%, 03/04/2020 f	355,113
375,000	PHH Corporation,
	7.125%, 03/01/2013	390,000
1,550,000	Principal Life
	Income Funding Trust,
	5.10%, 04/15/2014	1,687,476
950,000	Protective Life
	Secured Trust,
	4.30%, 06/01/2013	992,645
667,000	Prudential Financial Inc.,
	6.20%, 01/15/2015	746,730
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047
	(Callable 05/15/2027)	1,246,000
	Royal Bank of Scotland
	Group PLC: f
705,000	5.00%, 11/12/2013	711,909
1,528,000	5.05%, 01/08/2015	1,519,432
300,000	Santander
	Financial Issuances,
	7.25%, 11/01/2015 f	328,130
2,378,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017)	2,444,037
	SLM Corporation:
425,000	5.125%, 08/27/2012	436,084
1,000,000	5.375%, 05/15/2014	1,041,129
50,000	5.625%, 08/01/2033	41,988
2,143,000	Sovereign Bancorp Inc.,
	8.75%, 05/30/2018	2,419,145
1,000,000	Susa Partnership LP,
	8.20%, 06/01/2017	1,201,075
380,000	Symetra Financial
	Corporation, 6.125%,
	04/01/2016 (Acquired
	10/12/2010 through
	10/13/2010; Aggregate
	Cost $402,351)*	400,134
1,000,000	TD Ameritrade
	Holding Corporation,
	5.60%, 12/01/2019	1,072,019
500,000	Travelers Companies, Inc.,
	5.35%, 11/01/2040 @	471,167
945,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	1,038,367
1,000,000	Unitrin, Inc.
	Senior Unsecured Notes,
	6.00%, 05/15/2017	1,046,709
150,000	Westpac Banking
	Corporation,
	4.875%, 11/19/2019 f	156,023
100,000	Willis North America Inc.,
	5.625%, 07/15/2015	108,197
		98,456,850

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Industrial – 15.8%
$700,000	Acuity Brands
	Lighting Inc.,
	6.00%, 12/15/2019	$744,780
200,000	Allied Waste North
	America, Inc.,
	6.875%, 06/01/2017
	(Callable 06/02/2012)	216,750
225,000	Anadarko Petroleum
	Corporation,
	5.95%, 09/15/2016	253,257
	AT&T Inc.:
100,000	5.625%, 06/15/2016	113,361
2,000,000	4.45%, 05/15/2021 @	2,035,340
313,529	Atlas Air, Inc. Pass-Thru
	Certificates, Series 2000-1,
	8.707%, 07/02/2021	307,259
1,500,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f @	1,581,984
50,000	British
	Telecommunications PLC,
	5.95%, 01/15/2018 f	55,224
1,500,000	Browning-Ferris
	Industries Inc.,
	9.25%, 05/01/2021	2,041,968
	Bunge Limited
	Finance Corporation:
625,000	5.35%, 04/15/2014	673,816
200,000	5.10%, 07/15/2015	215,048
1,105,000	8.50%, 06/15/2019	1,347,131
675,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	737,768
2,000,000	CenturyLink Inc.,
	5.15%, 06/15/2017 @	2,003,284
1,500,000	Chevron Phillips
	Chemical Company LLC,
	7.00%, 06/15/2014
	(Acquired 11/05/2010
	through 05/25/2011;
	Aggregate
	Cost $1,697,451)* @	1,692,699
50,000	Clear Channel
	Communications,
	5.50%, 12/15/2016	33,000
625,000	Comcast Cable Holdings,
	7.875%, 08/01/2013	704,576
350,000	Comcast Corporation,
	6.50%, 01/15/2017	407,928
875,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	961,957
2,200,000	Computer Sciences
	Corporation,
	5.50%, 03/15/2013	2,337,056
50,499	Continental Airlines, Inc.
	Pass-Thru Certificates,
	Series 1997-4, Class A,
	6.90%, 01/02/2018	53,463
800,000	COX Communications
	Inc., 5.45%, 12/15/2014	891,626
	CSX Corporation:
750,000	6.25%, 04/01/2015	858,720
175,000	6.22%, 04/30/2040	188,935
425,000	Deutsche Telekom
	International Finance BV,
	8.75%, 06/15/2030 f	560,912
1,752,000	DIRECTV
	Holdings/Financing,
	7.625%, 05/15/2016
	(Callable 05/15/2012)	1,909,680

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Industrial – 15.8% (cont.)
	Donnelley (R.R.)
	& Sons Co.:
$1,250,000	8.60%, 08/15/2016	$1,358,641
1,200,000	6.125%, 01/15/2017	1,173,017
287,391	Federal Express
	Corporation 1995
	Pass-Thru Certificates,
	Series B2,
	7.11%, 01/02/2014
	(Callable 08/15/2011)	307,509
500,000	First Data Corporation,
	9.875%, 09/24/2015
	(Callable 09/30/2011)	513,750
2,100,000	Fiserv, Inc.,
	3.125%, 06/15/2016	2,088,952
2,500,000	Freeport-McMoRan
	Copper & Gold Inc.,
	8.375%, 04/01/2017
	(Callable 04/01/2012)	2,731,250
	Georgia-Pacific LLC:
350,000	9.50%, 12/01/2011	360,005
1,000,000	5.40%, 11/01/2020
	(Acquired 10/27/2010;
	Cost $994,130)* @	1,019,132
975,000	GTE Corporation,
	8.75%, 11/01/2021	1,298,841
2,200,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	2,288,000
1,125,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	1,186,875
2,100,000	Health Management
	Association,
	6.125%, 04/15/2016 @	2,178,750
425,000	Highmark Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 10/28/2010
	through 11/24/2010;
	Aggregate
	Cost $463,343)*	470,734
800,000	Humana Inc.,
	7.20%, 06/15/2018	928,667
2,906,000	Hutchison Whampoa
	International LTD,
	4.625%, 09/11/2015
	(Acquired 08/19/2010
	through 01/28/2011;
	Aggregate
	Cost $3,061,712)* f	3,088,131
1,114,000	International Paper Company,
	7.40%, 06/15/2014 @	1,267,627
100,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	112,132
	Lafarge SA: f
1,000,000	6.15%, 07/15/2011	1,001,351
1,125,000	6.50%, 07/15/2016	1,215,882
725,000	7.125%, 07/15/2036	713,022
	Martin Marietta
	Materials, Inc.:
200,000	6.60%, 04/15/2018	222,221
450,000	6.25%, 05/01/2037	452,481
	Masco Corporation:
1,725,000	6.125%, 10/03/2016	1,772,001
1,000,000	7.125%, 03/15/2020	1,023,636
2,534,000	Mosaic Co.,
	7.625%, 12/01/2016
	(Callable 12/01/2011)
	(Acquired 11/10/2010;
	Cost $2,686,260)*	2,692,375
250,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	276,377

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Industrial – 15.8% (cont.)
$350,000	New Cingular Wireless
	Services, Inc.,
	8.75%, 03/01/2031	$495,258
150,000	Nextel Communications
	Senior Notes, Series E,
	6.875%, 10/31/2013
	(Callable 07/25/2011) @	150,938
1,000,000	NuStar Logistics L.P.,
	4.80%, 09/01/2020	1,008,199
50,000	Pactiv Corporation,
	7.95%, 12/15/2025 @	44,750
200,000	PCCW-HKT
	Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $199,066)* f	213,757
775,000	PCCW-HKT
	Capital III Ltd.,
	5.25%, 07/20/2015
	(Acquired 09/29/2008
	through 12/20/2010;
	Aggregate
	Cost $788,796)* f	820,654
75,000	Pearson Dollar
	Finance PLC,
	5.70%, 06/01/2014
	(Acquired 09/29/2008;
	Cost $73,966)* f	82,585
	Plum Creek
	Timberlands, L.P.:
1,200,000	5.875%, 11/15/2015	1,335,872
1,200,000	4.70%, 03/15/2021
	(Callable 12/15/2020)	1,182,669
2,175,000	POSCO,
	4.25%, 10/28/2020
	(Acquired 10/21/2010;
	Cost $2,165,365)* f @	2,048,726
2,000,000	Reliance Holdings USA
	Inc., 4.50%, 10/19/2020
	(Acquired 10/14/2010
	through 10/18/2010;
	Aggregate
	Cost $1,988,700)* @	1,868,640
1,077,000	Rio Tinto Alcan, Inc.,
	5.20%, 01/15/2014 f	1,170,112
975,000	Rio Tinto
	Financial USA Ltd.,
	6.50%, 07/15/2018 f @	1,138,710
610,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007
	through 04/08/2009;
	Aggregate
	Cost $543,687)* f	681,172
	Sprint Capital Corporation:
675,000	6.90%, 05/01/2019 @	695,250
300,000	8.75%, 03/15/2032	324,750
200,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	199,750
1,031,000	SunGard Data
	Systems Inc.,
	4.875%, 01/15/2014	1,056,775
225,000	Sunoco, Inc.
	Senior Unsecured Notes,
	5.75%, 01/15/2017	242,414
565,000	TCI Communications, Inc.,
	8.75%, 08/01/2015	693,504
836,000	Teck Resources Limited,
	10.25%, 05/15/2016
	(Callable 05/15/2013) f	999,020

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Industrial – 15.8% (cont.)
	Telecom Italia Capital: f
$340,000	4.95%, 09/30/2014	$354,507
1,775,000	7.20%, 07/18/2036	1,673,502
	Telefonica Emisiones,
	S.A.U.: f
600,000	6.421%, 06/20/2016	669,925
750,000	6.221%, 07/03/2017 @	826,762
1,000,000	5.462%, 02/16/2021 @	1,015,177
100,000	7.045%, 06/20/2036	105,797
	Time Warner, Inc.:
175,000	8.875%, 10/01/2012	191,712
92,000	6.875%, 06/15/2018	107,660
725,000	7.625%, 04/15/2031 @	869,839
95,000	7.70%, 05/01/2032	114,698
675,000	Transocean, Inc.,
	6.80%, 03/15/2038 f	724,757
500,000	Tyco Electronics
	Group S.A.,
	7.125%, 10/01/2037 f	599,507
	United AirLines, Inc.
	Pass-Thru Certificates:
132,870	Series 1991-A, Class A-2,
	10.02%, 03/22/2014	53,812
198,775	Series 2000-2, Class C,
	7.762%, 04/29/2049 § †	59,633
1,000,000	UnitedHealth Group, Inc.,
	6.00%, 02/15/2018 @	1,133,881
590,114	U.S. Airways Pass-Thru Trust,
	Series 1998-1, Class B,
	7.35%, 07/30/2019	545,855
322,000	USX Corporation,
	9.125%, 01/15/2013	353,713
	Vale Overseas Limited: f
1,850,000	6.25%, 01/23/2017 @	2,092,805
100,000	8.25%, 01/17/2034	122,338
250,000	6.875%, 11/21/2036 @	271,447
1,100,000	Verizon New York
	Inc., Series A,
	6.875%, 04/01/2012	1,148,973
150,000	Viacom Inc.,
	6.25%, 04/30/2016 @	172,525
	Vodafone Group PLC: f
125,000	5.75%, 03/15/2016	141,294
175,000	5.625%, 02/27/2017	196,096
500,000	6.15%, 02/27/2037	536,508
	Vulcan Materials Co.:
200,000	6.40%, 11/30/2017	195,211
500,000	7.15%, 11/30/2037	423,905
1,250,000	Weatherford
	International Ltd.,
	6.75%, 09/15/2040 f	1,338,717
	Wellpoint, Inc.:
100,000	5.25%, 01/15/2016	111,524
75,000	5.95%, 12/15/2034	77,910
505,000	Westvaco Corporation,
	9.75%, 06/15/2020	618,447
1,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	1,091,751
500,000	Williams Partners LP,
	6.30%, 04/15/2040 @	518,348
	Woodside Finance Ltd.: f
400,000	5.00%, 11/15/2013
	(Acquired 11/26/2010;
	Cost $423,949)*	428,504
1,000,000	8.125%, 03/01/2014
	(Acquired 02/24/2009;
	Cost $999,690)*	1,158,285
		91,167,711
Other Government Related Securities – 1.4%
1,000,000	Export-Import
	Bank of Korea Notes,
	4.00%, 01/29/2021 f @	920,526

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Other Government Related Securities – 1.4% (cont.)
$100,000	Korea Development Bank,
	5.30%, 01/17/2013 f	$105,267
115,000	Korea Electric
	Power Corporation,
	6.75%, 08/01/2027 f	129,950
	Korea Hydro & Nuclear
	Power Co., Ltd.: f
1,000,000	6.25%, 06/17/2014
	(Acquired 03/21/2011;
	Cost $1,093,311)*	1,097,076
500,000	3.125%, 09/16/2015
	(Acquired 09/09/2010;
	Cost $493,770)*	494,709
550,000	Landesbank
	Baden-Wurttemgerg
	Subordinated Notes,
	6.35%, 04/01/2012 f	570,072
75,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	82,103
2,600,000	Petrobras International
	Finance Company,
	3.875%, 01/27/2016 f	2,647,627
100,000	United Mexican States,
	6.75%, 09/27/2034 f	116,250
1,885,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015 f	1,943,442
		8,107,022
Residential Mortgage Backed Securities – 27.7%
	Bank of America
	Alternative Loan Trust:
96,227	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	99,781
101,943	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	101,419
1,571,124	Series 2005-4, Class 3A1,
	5.50%, 05/25/2020	1,512,576
188,143	Series 2005-8, Class 5A1,
	5.50%, 09/25/2020
	(Callable 04/25/2017)	178,023
400,357	Series 2006-2, Class 6A1,
	5.50%, 03/25/2021	377,120
200,941	Series 2007-1, Class 1A1,
	6.098%, 04/25/2022	190,714
6,289,566	Series 2005-2, Class 1CB2,
	5.50%, 03/25/2035	5,833,384
410,299	Series 2006-3, Class 6A1,
	6.00%, 04/25/2036	389,190
484,655	Series 2006-5, Class CB7,
	6.00%, 06/25/2046	345,708
	Chase Mortgage
	Finance Corporation:
54,770	Series 2003-S13, Class A11,
	5.50%, 11/25/2033	55,920
1,100,000	Series 2006-A1, Class 2A3,
	6.00%, 09/25/2036
	(Callable 12/25/2018)	878,102
	Citigroup Mortgage
	Loan Trust, Inc.:
120,106	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035	115,214
384,628	Series 2005-9, Class 22A2,
	6.00%, 11/25/2035
	(Callable 01/25/2025)	340,696

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Residential Mortgage Backed
Securities – 27.7% (cont.)
	Countrywide Alternative
	Loan Trust:
$890,267	Series 2005-50CB,
	Class 4A1, 5.00%,
	11/25/2020	$771,225
1,144,938	Series 2006-7CB,
	Class 3A1, 5.25%,
	05/25/2021	956,867
649,753	Series 2006-43CB,
	Class 2A1, 6.00%,
	02/25/2022	600,106
1,205,695	Series 2005-10CB,
	Class 1A6, 5.50%,
	05/25/2035	1,162,491
280,758	Series 2006-J2, Class A3,
	6.00%, 04/25/2036	234,056
1,564,056	Series 2006-28CB,
	Class A17, 6.00%,
	10/25/2036	1,034,164
34,125	Credit Suisse First
	Boston Mortgage
	Securities Corporation,
	Series 2005-11, Class 5A1,
	5.25%, 12/25/2020	34,013
431,424	Deutsche ALT-A Securities
	Inc. Alternate Loan Trust,
	Series 2005-3,
	Class 4A5, 5.25%,
	06/25/2035	398,300
263,567	Deutsche Mortgage
	Securities Inc., Series
	2006-AR5, Class 21A,
	6.00%, 10/25/2021
	(Callable 12/25/2015)	219,488
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC) Pass-Thru
	Certificates:
229,501	5.00%, 12/01/2020	248,007
417,910	5.00%, 05/01/2021	451,608
79,472	6.00%, 06/01/2021	87,042
79,949	6.50%, 12/01/2028	90,601
37,531	6.50%, 06/01/2029	42,532
1,734,399	5.50%, 04/01/2037	1,877,819
1,029,705	5.50%, 04/01/2038	1,114,853
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
237,888	Series 3122, Class VA,
	6.00%, 01/15/2017	247,539
2,104,094	Series R010, Class VA,
	5.50%, 04/15/2017	2,282,545
627,176	Series R010, Class AB,
	5.50%, 12/15/2019	658,077
10,354	Series 1053, Class G,
	7.00%, 03/15/2021
	(Callable 08/15/2011)	11,885
19,462	Series 136, Class E,
	6.00%, 04/15/2021
	(Callable 09/15/2011)	21,715
206,106	Series 2804, Class VC,
	5.00%, 07/15/2021	224,573
15,899	Series 1122, Class G,
	7.00%, 08/15/2021
	(Callable 08/15/2011)	17,848
37,290	Series 1186, Class I,
	7.00%, 12/15/2021
	(Callable 08/15/2011)	37,283
41,452	Series 3132, Class MA,
	5.50%, 12/15/2023	42,655
1,680,291	5.50%, 05/01/2038	1,817,662

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Residential Mortgage Backed
Securities – 27.7% (cont.)
$17,107,800	4.50%, 08/01/2040	$17,698,382
8,293,078	4.50%, 08/01/2040	8,579,365
	Federal National Mortgage
	Association (FNMA):
1,620,870	5.00%, 11/01/2021	1,752,074
859,729	5.50%, 03/01/2023	938,636
375,608	5.50%, 07/01/2023	410,083
545,329	5.50%, 12/01/2023	595,381
120,290	6.00%, 03/01/2026	131,898
599,967	5.00%, 05/01/2028	642,062
63,360	6.50%, 09/01/2028	72,106
135,196	6.50%, 02/01/2029	153,857
83,071	5.50%, 01/01/2032	90,459
3,989,488	5.50%, 04/01/2034	4,344,319
6,549,399	5.50%, 04/01/2034	7,126,442
197,784	5.50%, 09/01/2034	215,252
101,861	5.50%, 02/01/2035	110,857
3,908,327	5.00%, 04/01/2035 @	4,175,212
16,512,698	5.00%, 02/01/2036	17,629,969
4,139,780	5.00%, 03/01/2036	4,419,883
5,008,770	5.50%, 04/01/2036	5,446,431
679,849	6.00%, 08/01/2037	742,248
2,975,699	4.00%, 08/01/2040	2,979,898
4,835,997	4.00%, 10/01/2040	4,842,822
3,957,062	4.00%, 02/01/2041	3,962,647
9,379	Series 1989-94, Class G,
	7.50%, 12/25/2019	10,603
33,673	Series 1990-15, Class J,
	7.00%, 02/25/2020	37,497
6,036	Series 1991-21, Class J,
	7.00%, 03/25/2021	6,752
124,395	Series 1991-43, Class J,
	7.00%, 05/25/2021	139,261
158,495	Series 1991-65, Class Z,
	6.50%, 06/25/2021	173,692
243,823	Series 1992-129, Class L,
	6.00%, 07/25/2022	271,482
388,611	Series 2003-33, Class LD,
	4.25%, 09/25/2022	400,680
50,612	Series 1993-32, Class H,
	6.00%, 03/25/2023	54,928
268,710	Series 1993-58, Class H,
	5.50%, 04/25/2023	292,552
418,738	Series 2002-85, Class PD,
	5.50%, 05/25/2031	426,815
17,381	Series 2003-44, Class AB,
	3.75%, 05/25/2033	18,189
12,420,000	Series 2004-90, Class LH,
	5.00%, 04/25/2034	13,435,258
528,642	Series 2004-W6,
	Class 1A4, 5.50%,
	07/25/2034	570,339
541,638	Series 2004-W6,
	Class 1A6, 5.50%,
	07/25/2034	577,706
83,681	Series 2004-W10,
	Class A24, 5.00%,
	08/25/2034	83,667
1,500,000	Series 2004-W10,
	Class A4, 5.75%,
	08/25/2034	1,561,615
	First Horizon Alternative
	Mortgage Securities:
591,304	Series 2006-FA6,
	Class 3A1, 5.75%,
	11/25/2021	552,127
1,571,986	Series 2006-FA8,
	Class 2A1, 5.75%,
	02/25/2037	1,457,085

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Residential Mortgage Backed
Securities – 27.7% (cont.)
	Government National
	Mortgage Association
	(GNMA):
$80,478	6.00%, 12/20/2028	$89,555
31,291	6.50%, 01/20/2029	35,449
259,057	Series 2003-2, Class PB,
	5.50%, 03/20/2032	271,824
67,145	6.00%, 11/20/2033	74,602
9,053,141	4.50%, 05/20/2040 @	9,547,764
4,465,081	5.00%, 07/20/2040	4,852,752
	J.P. Morgan Alternative
	Loan Trust:
2,311,635	Series 2005-S1,
	Class 3A1, 5.50%,
	10/25/2020	2,221,888
205,177	Series 2006-A1,
	Class 2A1, 5.799%,
	03/25/2036	135,428
4,474,153	Series 2006-S2, Class A2,
	5.81%, 05/25/2036
	(Callable 12/25/2011)	4,400,696
300,000	Series 2006-S3, Class A3A,
	6.00%, 08/25/2036	272,278
	J.P. Morgan
	Mortgage Trust:
772,221	Series 2006-A7,
	Class 2A4R, 5.457%,
	01/25/2037 (Callable
	11/25/2021)	567,722
1,250,000	Series 2007-A2, Class 2A3,
	5.715%, 04/25/2037
	(Callable 08/25/2020)	961,722
	Master Alternative
	Loans Trust:
475,576	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019
	(Callable 04/25/2016)	486,048
622,539	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	613,909
122,656	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033
	(Callable 05/25/2018)	125,183
934,117	Master Asset
	Securitization Trust,
	Series 2005-2, Class 1A1,
	5.25%, 11/25/2035	909,540
139,848	Merrill Lynch Mortgage
	Investors Trust, Series
	2005-A8, Class A1C1,
	5.25%, 08/25/2036	141,750
1,042,898	Residential Accredit
	Loans, Inc., Series
	2005-QS2, Class A-1,
	5.50%, 02/25/2035
	(Callable 12/25/2021)	939,534
	Washington Mutual, Inc.
	Pass-Thru Certificates:
206,767	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	212,553
180,579	Series 2004-CB2, Class 5A,
	5.00%, 07/25/2019	188,950
375,554	Series 2004-CB2, Class 7A,
	5.50%, 08/25/2019	391,667
106,292	Series 2004-CB3, Class 4A,
	6.00%, 10/25/2019	109,975
191,975	Series 2004-CB4,
	Class 22A, 6.00%,
	12/25/2019	199,101

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Residential Mortgage Backed
Securities – 27.7% (cont.)
$208,438	Wells Fargo Alternative
	Loan Trust, Series
	2007-PA1, Class A4,
	6.00%, 03/25/2037
	(Callable 08/25/2019)	$147,642
		160,130,864
Taxable Municipal Bonds – 4.0%
	California
	Qualified School
	Construction Bonds:
1,500,000	5.041%, 07/01/2020	1,538,955
1,700,000	7.155%, 03/01/2027	1,760,503
2,000,000	California State,
	5.50%, 03/01/2016	2,182,640
1,250,000	Colton Joint Unified
	School District,
	6.008%, 08/01/2026	1,221,813
1,300,000	Contra Costa County
	California Pension
	Obligation,
	5.14%, 06/01/2017	1,375,179
1,000,000	Davie Florida Water
	& Sewer Revenue,
	6.599%, 10/01/2030
	(Callable 10/01/2020)	1,030,160
1,000,000	Elgin Ohio LOC
	School District,
	5.499%, 08/31/2027
	(Callable 12/01/2019)	982,020
2,000,000	Illinois State,
	4.026%, 03/01/2014	2,062,220
3,000,000	North East Independent
	School District Texas,
	5.24%, 08/01/2027	3,055,800
1,515,000	San Dieguito California
	Public Facilities,
	6.459%, 05/01/2027	1,574,267
2,000,000	State Public
	School Building
	Authorities Revenue,
	5.00%, 09/15/2027	1,889,820
1,350,000	Three Rivers Ohio
	LOC School District,
	5.209%, 09/15/2027
	(Callable 12/01/2020)	1,323,796
2,300,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023
	(Callable 06/01/2015)	2,143,002
1,160,000	Westlake Ohio City
	School District,
	5.227%, 12/01/2026
	(Callable 12/01/2020)	1,164,512
		23,304,687
Utilities – 7.2%
500,000	Allegheny Energy Supply
	Co. Senior Unsecured
	Notes, 5.75%, 10/15/2019
	(Acquired 09/22/2009;
	Cost $498,175)*	523,114
1,342,000	Ameren Corporation,
	8.875%, 05/15/2014	1,554,739
1,025,000	Appalachian Power
	Company Senior
	Unsecured Notes,
	6.70%, 08/15/2037	1,145,392
1,150,000	Arizona Pubic Service
	Senior Unsecured Notes,
	8.75%, 03/01/2019 @	1,476,448

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Utilities – 7.2% (cont.)
$1,000,000	CMS Energy Corporation,
	4.25%, 09/30/2015	$1,028,552
1,000,000	CNPC HK Overseas
	Capital Ltd,
	5.95%, 04/28/2041
	(Acquired 04/20/2011;
	Cost $978,120)* f	989,990
750,000	Constellation Energy
	Group Inc.,
	4.55%, 06/15/2015	798,157
2,500,000	El Paso Pipeline Partners
	Operating Co LLC,
	7.50%, 11/15/2040	2,891,728
500,000	Encana Corporation,
	6.50%, 05/15/2019 f @	587,305
500,000	Enel Finance International,
	6.80%, 09/15/2037
	(Acquired 09/13/2007
	through 09/29/2008;
	Aggregate
	Cost $498,897)* f	489,822
	Energy Transfer Partners:
875,000	5.65%, 08/01/2012	916,772
125,000	6.125%, 02/15/2017	139,236
223,000	Entergy Arkansas, Inc.,
	5.00%, 07/01/2018
	(Callable 08/15/2011)	223,109
	Exelon Corporation:
500,000	4.90%, 06/15/2015	537,623
225,000	5.625%, 06/15/2035 @	213,823
1,000,000	FPL Group Capital,
	Inc., Series D,
	7.30%, 09/01/2067
	(Callable 09/01/2017) @	1,047,500
277,591	GG1C Funding
	Corporation,
	5.129%, 01/15/2014
	(Callable 08/15/2011)
	(Acquired 11/21/2008;
	Cost $270,637)*	284,925
1,000,000	IPALCO Enterprises Inc.,
	5.00%, 05/01/2018
	(Acquired 05/10/2011;
	Cost $999,270)*	976,854
	Kinder Morgan Energy
	Partners Senior Notes:
400,000	6.50%, 02/01/2037	416,899
350,000	6.95%, 01/15/2038	380,138
	Kinder Morgan Finance:
1,685,000	5.70%, 01/05/2016 @	1,754,506
1,000,000	6.00%, 01/15/2018
	(Acquired 12/06/2010;
	Cost $999,930)* @	1,037,500
33,393	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $33,393)*	33,736
1,500,000	Mega Advance
	Investments Ltd,
	5.00%, 05/12/2021
	(Acquired 05/09/2011;
	Cost $1,484,670)* f @	1,477,229
2,225,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	2,555,800
2,655,000	National Oilwell
	Varco Inc., Series B,
	6.125%, 08/15/2015
	(Callable 08/15/2011)	2,720,552

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.5% (cont.)
Utilities – 7.2% (cont.)
	National Rural
	Utilities Corporation:
$1,725,000	10.375%, 11/01/2018	$2,388,994
125,000	8.00%, 03/01/2032	162,924
1,583,000	Nisource Finance
	Corporation,
	5.40%, 07/15/2014	1,740,157
	PPL Energy Supply,
	LLC Senior Notes:
1,350,000	Series A, 5.70%,
	10/15/2015	1,454,831
1,700,000	6.20%, 05/15/2016	1,906,013
2,077,000	PSE&G Power LLC,
	5.32%, 09/15/2016	2,289,431
500,000	Public Service Company
	Of New Mexico,
	7.95%, 05/15/2018	564,345
247,711	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	291,720
525,000	Rockies Express
	Pipeline LLC,
	5.625%, 04/15/2020
	(Acquired 12/10/2010;
	Cost $506,321)*	536,469
300,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $299,502)*	340,996
1,395,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,544,425
	Williams Companies Inc.:
1,511,000	7.875%, 09/01/2021 @	1,872,816
59,000	7.50%, 01/15/2031	67,475
75,000	7.75%, 06/15/2031	87,540
		41,449,585
U.S. Treasury Obligations – 13.1%
	U.S. Treasury Bonds:
22,250,000	2.375%, 03/31/2016 @	23,020,050
15,900,000	6.25%, 08/15/2023 @	20,170,645
15,775,000	5.25%, 11/15/2028 @	18,205,328
14,575,000	4.375%, 02/15/2038 @	14,670,641
		76,066,664
	Total Long-Term
	Investments
	(Cost $551,468,194)	564,058,626

Shares
SHORT-TERM INVESTMENTS – 3.1%
Money Market Mutual Funds – 3.1%
8,007,348	Dreyfus Institutional
	Cash Advantage Fund,
	0.15% «	8,007,348
10,000,000	The AIM STIT –
	Liquid Assets
	Portfolio, 0.06% «	10,000,000
	Total Short-Term
	Investments
	(Cost $18,007,348)	18,007,348

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 18.9%
Commercial Paper – 0.0%
$294,139	Atlantic East Funding
	LLC, 0.541%,
	03/25/2012 †**	$201,064
	Total Commercial Paper
	(Cost $294,139)	201,064

Shares
Investment Companies – 18.9%
109,310,202	Mount Vernon Securities
	Lending Trust Prime
	Portfolio, 0.20% «	109,310,202
	Total Investment
	Companies
	(Cost $109,310,202)	109,310,202
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $109,604,341)	109,511,266
	Total Investments
	(Cost $679,079,883) –
	119.5%	691,577,240

Asset Relating to Securities
Lending Investments – 0.0%
	Support
	Agreement** ^ a	93,075
	Total (Cost $0)	93,075
	Liabilities in Excess of
	Other Assets – (19.5)%	(113,190,096)
	TOTAL NET
	ASSETS – 100.0%	$578,480,219

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2011.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$23,236,973	$—	$23,236,973
Commercial Mortgage Backed Securities	—	42,138,270	—	42,138,270
Corporate Debt Securities	—	231,014,513	59,633	231,074,146
Other Government Related Securities	—	8,107,022	—	8,107,022
Residential Mortgage Backed Securities	—	160,130,864	—	160,130,864
Taxable Municipal Bonds	—	23,304,687	—	23,304,687
U.S. Treasury Obligations	—	76,066,664	—	76,066,664
Total Fixed Income	—	564,998,993	59,633	564,058,626
Short-Term Investments
Money Market Mutual Funds	18,007,348	—	—	18,007,348
Total Short-Term Investments	18,007,348	—	—	18,007,348
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	201,064	—	201,064
Money Market Mutual Fund	109,310,202	—	—	109,310,202
Total Investments Purchased with Cash
Proceeds from Securities Lending	109,310,202	201,064	—	109,511,266
Total Investments	$127,317,550	$564,200,057	$59,633	$691,577,240
Asset Relating to Securities Lending Investments	$—	$93,075	$—	$93,075

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  Transfers were made out of Level 2 into Level 3 due to a security being priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3*	59,633
Balance as of June 30, 2011	$59,633

*  Transfers between levels are recognized at the end of the reporting period.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2011 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/11 – 6/30/11).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2011 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2011

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/11	6/30/11	Period(1)	6/30/11	Period(1)
Baird Short-Term Bond Fund
Institutional Class	0.30%	$1,000.00	$1,016.90	$1.50	$1,023.31	$1.51

Baird Intermediate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,032.70	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,030.40	$2.77	$1,022.07	$2.76

Baird Intermediate Municipal
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,037.50	$1.52	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,037.30	$2.78	$1,022.07	$2.76

Baird Aggregate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,033.40	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,031.30	$2.77	$1,022.07	$2.76

Baird Core Plus Bond Fund
Institutional Class	0.30%	$1,000.00	$1,036.70	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,035.20	$2.78	$1,022.07	$2.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities June 30, 2011 (Unaudited)

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $1,137,496,237;	$1,145,214,093	$975,645,385	$973,814,233	$2,133,574,232	$691,577,240
$957,965,559; $941,840,907; $2,097,486,695;
& $679,079,883, respectively)
Support Agreement (Note 6)	295,136	745,765	—	1,023,915	93,075
Interest receivable	11,720,891	7,408,843	11,560,283	15,947,196	5,613,274
Receivable for investments sold or paid down	5,113,394	16,338	—	15,034	3,447
Receivable for Fund shares sold	3,399,692	960,512	1,769,363	8,504,816	11,086,774
Uninvested cash	13,989	22,944	—	42,977	9,099
Total assets	1,165,757,195	984,799,787	987,143,879	2,159,108,170	708,382,909
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	168,996,995	278,009,553	—	358,500,018	109,613,440
Payable for securities purchased	—	5,618,524	15,171,140	8,531,948	19,710,949
Payable for Fund shares repurchased	337,905	72,062	581,934	42,127,106	352,214
Payable to Advisor and Distributor	254,683	175,180	333,737	456,734	194,769
Other liabilities	10,975	77,902	—	145,503	31,318
Total liabilities	169,600,558	283,953,221	16,086,811	409,761,309	129,902,690
NET ASSETS	$996,156,637	$700,846,566	$971,057,068	$1,749,346,861	$578,480,219
NET ASSETS CONSIST OF:
Capital stock	$983,952,513	$678,067,457	$938,104,990	$1,709,046,684	$564,000,543
Undistributed net investment income	359,326	398,277	432,257	169,776	512,927
Accumulated net realized gain
on investments sold	3,831,806	3,955,241	546,495	3,018,949	1,376,317
Net unrealized appreciation on
investments, and support agreement	8,012,992	18,425,591	31,973,326	37,111,452	12,590,432
NET ASSETS	$996,156,637	$700,846,566	$971,057,068	$1,749,346,861	$578,480,219
INSTITUTIONAL CLASS SHARES
Net Assets	$996,156,637	$688,156,399	$751,781,847	$1,721,620,876	$509,217,399
Shares outstanding ($0.01 par value,
unlimited shares authorized)	102,370,922	62,416,145	64,898,589	161,713,004	47,824,683
Net asset value, offering and
redemption price per share	$9.73	$11.03	$11.58	$10.65	$10.65
INVESTOR CLASS SHARES
Net Assets		$12,690,167	$219,275,221	$27,725,985	$69,262,820
Shares outstanding ($0.01 par value,
unlimited shares authorized)		1,110,875	18,554,992	2,536,864	6,297,140
Net asset value, offering and
redemption price per share		$11.42	$11.82	$10.93	$11.00

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Six Months Ended June 30, 2011 (Unaudited)

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$13,345,832	$12,795,024	$14,049,695	$37,499,927	$13,456,399
Income from securities lending (Note 6)	71,093	101,108	—	132,560	54,043
Total investment income	13,416,925	12,896,132	14,049,695	37,632,487	13,510,442

EXPENSES:
Investment advisory fee	1,226,163	810,630	1,146,977	2,101,730	666,902
Administration fee	245,233	162,126	229,395	420,346	133,380
Distribution expense –
Investor Class Shares (Note 8)	—	14,962	249,139	38,840	78,795
Interest Expense (Note 7)	356	—	4,345	—	27
Total expenses	1,471,752	987,718	1,629,856	2,560,916	879,104

NET INVESTMENT INCOME	11,945,173	11,908,414	12,419,839	35,071,571	12,631,338

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	2,963,335	1,645,292	1,309,536	2,210,744	2,107,553
Change in unrealized appreciation/depreciation
on investments and support agreement	2,246,905	6,879,347	19,832,476	15,381,325	4,092,802
Net realized and unrealized
gain on investments	5,210,240	8,524,639	21,142,012	17,592,069	6,200,355
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$17,155,413	$20,433,053	$33,561,851	$52,663,640	$18,831,693

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Short-Term Bond Fund
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
OPERATIONS:
Net investment income	$11,945,173	$22,342,660
Net realized gain on investments	2,963,335	3,517,847
Change in unrealized appreciation/depreciation
on investments and support agreement	2,246,905	4,968,573
Net increase in net assets resulting from operations	17,155,413	30,829,080

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	260,974,448	523,293,674
Shares issued to holders in reinvestment of dividends	10,682,439	22,945,673
Cost of shares redeemed	(200,095,981)	(239,674,038)
Other capital contribution (Note 3)	—	24,793
Net increase in net assets resulting
from capital share transactions	71,560,906	306,590,102

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(11,585,847)	(22,712,303)
From net realized gains	—	(1,929,290)
Total Distributions	(11,585,847)	(24,641,593)

TOTAL INCREASE IN NET ASSETS	77,130,472	312,777,589

NET ASSETS:
Beginning of period	919,026,165	606,248,576
End of period (including undistributed net
investment income of $359,326 and $0, respectively)	$996,156,637	$919,026,165

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Bond Fund
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
OPERATIONS:
Net investment income	$11,908,414	$24,416,303
Net realized gain on investments	1,645,292	8,859,362
Change in unrealized appreciation/depreciation
on investments and support agreement	6,879,347	10,584,059
Net increase in net assets resulting from operations	20,433,053	43,859,724

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	148,363,541	163,307,410
Shares issued to holders in reinvestment of dividends	9,750,661	24,923,797
Cost of shares redeemed	(69,981,655)	(133,422,324)
Net increase in net assets resulting
from capital share transactions	88,132,547	54,808,883

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(11,430,144)	(24,028,156)
From net realized gains	—	(4,782,773)
Total Distributions	(11,430,144)	(28,810,929)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(192,536)	(313,689)
From net realized gains	—	(98,191)
Total Distributions	(192,536)	(411,880)

TOTAL INCREASE IN NET ASSETS	96,942,920	69,445,798

NET ASSETS:
Beginning of period	603,903,646	534,457,848
End of period (including undistributed net
investment income of $398,277 and $112,543, respectively)	$700,846,566	$603,903,646

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Municipal Bond Fund
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
OPERATIONS:
Net investment income	$12,419,839	$23,097,843
Net realized gain on investments	1,309,536	75,330
Change in unrealized appreciation/depreciation on investments	19,832,476	(8,200,997)
Net increase in net assets resulting from operations	33,561,851	14,972,176

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	210,165,461	550,282,182
Shares issued to holders in reinvestment of dividends	10,474,495	20,938,691
Cost of shares redeemed	(212,911,051)	(351,297,595)
Other capital contribution (Note 3)	—	2,094
Net increase in net assets resulting
from capital share transactions	7,728,905	219,925,372

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(9,602,460)	(18,087,492)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(2,385,122)	(5,032,968)

TOTAL INCREASE IN NET ASSETS	29,303,174	211,777,088

NET ASSETS:
Beginning of period	941,753,894	729,976,806
End of period (including undistributed net
investment income of $432,257 and $0, respectively)	$971,057,068	$941,753,894

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Aggregate Bond Fund
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
OPERATIONS:
Net investment income	$35,071,571	$68,033,449
Net realized gain on investments	2,210,744	17,413,416
Change in unrealized appreciation/depreciation
on investments and support agreement	15,381,325	32,470,647
Net increase in net assets resulting from operations	52,663,640	117,917,512

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	308,985,784	624,236,049
Shares issued to holders in reinvestment of dividends	31,300,000	72,134,875
Cost of shares redeemed	(305,997,241)	(433,249,939)
Net increase in net assets resulting
from capital share transactions	34,288,543	263,120,985

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(34,360,532)	(69,717,831)
From net realized gains	—	(9,498,319)
Total Distributions	(34,360,532)	(79,216,150)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(579,547)	(1,549,845)
From net realized gains	—	(218,924)
Total Distributions	(579,547)	(1,768,769)

TOTAL INCREASE IN NET ASSETS	52,012,104	300,053,578

NET ASSETS:
Beginning of period	1,697,334,757	1,397,281,179
End of period (including undistributed net
investment income of $169,776 and $38,284, respectively)	$1,749,346,861	$1,697,334,757

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Core Plus Bond Fund
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
OPERATIONS:
Net investment income	$12,631,338	$19,758,841
Net realized gain on investments	2,107,553	2,788,631
Change in unrealized appreciation/depreciation
on investments and support agreement	4,092,802	4,481,630
Net increase in net assets resulting from operations	18,831,693	27,029,102

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	116,733,317	294,817,715
Shares issued to holders in reinvestment of dividends	11,478,586	21,571,061
Cost of shares redeemed	(67,133,088)	(70,688,565)
Net increase in net assets resulting
from capital share transactions	61,078,815	245,700,211

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(10,857,849)	(17,444,760)
From net realized gains	—	(2,081,939)
Total Distributions	(10,857,849)	(19,526,699)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,344,245)	(2,869,768)
From net realized gains	—	(262,999)
Total Distributions	(1,344,245)	(3,132,767)

TOTAL INCREASE IN NET ASSETS	67,708,414	250,069,847

NET ASSETS:
Beginning of period	510,771,805	260,701,958
End of period (including undistributed net
investment income of $512,927 and $83,682, respectively)	$578,480,219	$510,771,805
The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Short-Term Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$9.68		$9.57	$9.25	$9.91	$9.81	$9.79
Income from investment operations:
Net investment income	0.11		0.29	0.41	0.52	0.48	0.43
Net realized and unrealized
gains (losses) on investments	0.05		0.13	0.32	(0.67)	0.10	0.02
Total from investment operations	0.16		0.42	0.73	(0.15)	0.58	0.45
Less distributions:
Dividends from net investment income	(0.11)		(0.29)	(0.41)	(0.51)	(0.48)	(0.43)
Distributions from net realized gains	—		(0.02)	—	—	—	—
Total distributions	(0.11)		(0.31)	(0.41)	(0.51)	(0.48)	(0.43)
Net asset value, end of period	$9.73		$9.68	$9.57	$9.25	$9.91	$9.81
Total return	1.69	%(1)	4.39%	8.14%	(1.79)%	6.08%	4.65%
Supplemental data and ratios:
Net assets, end of period	$996,156,637		$919,026,165	$606,248,576	$214,999,406	$199,090,483	$148,604,711
Ratio of expenses to average net assets	0.30	%(2)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	2.44	%(2)	2.92%	4.28%	5.01%	5.00%	4.48%
Portfolio turnover rate	32.8	%(1)	58.7%	55.5%	98.5%	36.6%	41.1%

(1)	Not annualized.
(2)	Annualized.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$10.87		$10.61	$10.00	$10.62	$10.52	$10.55
Income from investment operations:
Net investment income	0.20	(1)	0.44 (1)	0.51 (1)	0.55	0.54	0.51
Net realized and unrealized
gains (losses) on investments	0.15		0.35	0.63	(0.64)	0.10	(0.03)
Total from investment operations	0.35		0.79	1.14	(0.09)	0.64	0.48
Less distributions:
Distributions from net investment income	(0.19)		(0.44)	(0.51)	(0.53)	(0.54)	(0.51)
Distributions from net realized gains	—		(0.09)	(0.02)	—	—	—
Total distributions	(0.19)		(0.53)	(0.53)	(0.53)	(0.54)	(0.51)
Net asset value, end of period	$11.03		$10.87	$10.61	$10.00	$10.62	$10.52
Total return	3.27	%(2)	7.54%	11.76%	(0.91)%	6.24%	4.70%
Supplemental data and ratios:
Net assets, end of period	$688,156,399		$591,158,539	$527,750,216	$401,914,872	$398,321,566	$326,835,399
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	3.68	%(3)	4.05%	4.92%	5.14%	5.13%	4.90%
Portfolio turnover rate(4)	12.6	%(2)	38.7%	38.6%	32.9%	42.5%	44.8%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$11.26		$10.97	$10.32	$10.96	$10.85	$10.86
Income from investment operations:
Net investment income	0.18	(1)	0.43 (1)	0.50 (1)	0.52	0.52	0.50
Net realized and unrealized
gains (losses) on investments	0.16		0.36	0.65	(0.65)	0.10	(0.03)
Total from investment operations	0.34		0.79	1.15	(0.13)	0.62	0.47
Less distributions:
Distributions from net investment income	(0.18)		(0.41)	(0.48)	(0.51)	(0.51)	(0.48)
Distributions from net realized gains	—		(0.09)	(0.02)	—	—	—
Total distributions	(0.18)		(0.50)	(0.50)	(0.51)	(0.51)	(0.48)
Net asset value, end of period	$11.42		$11.26	$10.97	$10.32	$10.96	$10.85
Total return	3.04	%(2)	7.30%	11.51%	(1.31)%	5.89%	4.47%
Supplemental data and ratios:
Net assets, end of period	$12,690,167		$12,745,107	$6,707,632	$4,017,828	$3,276,351	$1,207,214
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	3.43	%(3)	3.80%	4.67%	4.89%	4.88%	4.65%
Portfolio turnover rate(4)	12.6	%(2)	38.7%	38.6%	32.9%	42.5%	44.8%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$11.31		$11.35	$10.98	$10.69	$10.55	$10.56
Income from investment operations:
Net investment income	0.15	(1)	0.32	0.32 (1)	0.39 (1)	0.37 (1)	0.39 (1)
Net realized and unrealized
gains (losses) on investments	0.27		(0.04)	0.36	0.28	0.14	(0.01)
Total from investment operations	0.42		0.28	0.68	0.67	0.51	0.38
Less distributions:
Distributions from net investment income	(0.15)		(0.32)	(0.31)	(0.38)	(0.37)	(0.39)
Net asset value, end of period	$11.58		$11.31	$11.35	$10.98	$10.69	$10.55
Total return	3.75	%(2)	2.42%	6.22%	6.37%	4.93%	3.69%
Supplemental data and ratios:
Net assets, end of period	$751,781,847		$738,957,721	$533,313,125	$226,148,164	$106,583,763	$64,932,629
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	2.76	%(3)	2.74%	2.83%	3.58%	3.44%	3.72%
Portfolio turnover rate(4)	6.2	%(2)	8.7%	0.7%	0.9%	5.6%	25.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$11.53		$11.57	$11.19	$10.90	$10.75	$10.75
Income from investment operations:
Net investment income	0.15	(1)	0.29	0.29 (1)	0.36 (1)	0.35 (1)	0.37 (1)
Net realized and unrealized
gains (losses) on investments	0.28		(0.04)	0.37	0.28	0.14	(0.01)
Total from investment operations	0.43		0.25	0.66	0.64	0.49	0.36
Less distributions:
Distributions from net investment income	(0.14)		(0.29)	(0.28)	(0.35)	(0.34)	(0.36)
Net asset value, end of period	$11.82		$11.53	$11.57	$11.19	$10.90	$10.75
Total return	3.73	%(2)	2.11%	5.95%	6.02%	4.68%	3.44%
Supplemental data and ratios:
Net assets, end of period	$219,275,221		$202,796,173	$196,663,681	$17,415,418	$396,464	$544,878
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	2.51	%(3)	2.49%	2.58%	3.33%	3.19%	3.47%
Portfolio turnover rate(4)	6.2	%(2)	8.7%	0.7%	0.9%	5.6%	25.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009		2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$10.52		$10.23	$9.74		$10.54	$10.51	$10.54
Income from investment operations:
Net investment income	0.22		0.47 (1)	0.54		0.56	0.54	0.52
Net realized and unrealized
gains (losses) on investments	0.13		0.37	0.49		(0.81)	0.03	(0.03)
Total from investment operations	0.35		0.84	1.03		(0.25)	0.57	0.49
Less distributions:
Distributions from net investment income	(0.22)		(0.49)	(0.54)		(0.55)	(0.54)	(0.52)
Distributions from net realized gains	—		(0.06)	(0.00	)(2)	—	—	(0.00	)(2)
Total distributions	(0.22)		(0.55)	(0.54)		(0.55)	(0.54)	(0.52)
Net asset value, end of period	$10.65		$10.52	$10.23		$9.74	$10.54	$10.51
Total return	3.34	%(3)	8.34%	10.88%		(2.36)%	5.61%	4.88%
Supplemental data and ratios:
Net assets, end of period	$1,721,620,876		$1,658,404,061	$1,362,164,059		$842,724,670	$725,580,384	$334,907,855
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%		0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	4.18	%(4)	4.44%	5.37%		5.46%	5.37%	5.11%
Portfolio turnover rate(5)	20.9	%(3)	41.4%	37.7%		21.9%	33.6%	52.4%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Amount is less than ($0.005).
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009		2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$10.80		$10.48	$9.97		$10.78	$10.73	$10.75
Income from investment operations:
Net investment income	0.22		0.46 (1)	0.52		0.52	0.53	0.50
Net realized and unrealized
gains (losses) on investments	0.12		0.38	0.50		(0.81)	0.04	(0.02)
Total from investment operations	0.34		0.84	1.02		(0.29)	0.57	0.48
Less distributions:
Distributions from net investment income	(0.21)		(0.46)	(0.51)		(0.52)	(0.52)	(0.50)
Distributions from net realized gains	—		(0.06)	(0.00	)(2)	—	—	(0.00	)(2)
Total distributions	(0.21)		(0.52)	(0.51)		(0.52)	(0.52)	(0.50)
Net asset value, end of period	$10.93		$10.80	$10.48		$9.97	$10.78	$10.73
Total return	3.13	%(3)	8.16%	10.55%		(2.63)%	5.45%	4.61%
Supplemental data and ratios:
Net assets, end of period	$27,725,985		$38,930,696	$35,117,120		$29,146,211	$14,363,416	$1,848,622
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%		0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	3.93	%(4)	4.19%	5.12%		5.21%	5.12%	4.86%
Portfolio turnover rate(5)	20.9	%(3)	41.4%	37.7%		21.9%	33.6%	52.4%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Amount is less than ($0.005).
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$10.51		$10.18	$9.46	$10.22	$10.16	$10.06
Income from investment operations:
Net investment income	0.25		0.59 (1)	0.65 (2)	0.56 (2)	0.54 (2)	0.55 (2)
Net realized and unrealized
gains (losses) on investments	0.13		0.39	0.74	(0.73)	0.05	0.09
Total from investment operations	0.38		0.98	1.39	(0.17)	0.59	0.64
Less distributions:
Distributions from net investment income	(0.24)		(0.60)	(0.65)	(0.55)	(0.53)	(0.54)
Distributions from net realized gains	—		(0.05)	(0.02)	(0.04)	—	—
Total distributions	(0.24)		(0.65)	(0.67)	(0.59)	(0.53)	(0.54)
Net asset value, end of period	$10.65		$10.51	$10.18	$9.46	$10.22	$10.16
Total return	3.67	%(3)	9.81%	15.36%	(1.79)%	5.99%	6.58%
Supplemental data and ratios:
Net assets, end of period	$509,217,399		$452,419,012	$215,194,337	$158,983,325	$114,421,895	$51,551,017
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	4.76	%(4)	5.56%	6.67%	5.61%	5.41%	5.49%
Portfolio turnover rate(5)	13.4	%(3)	61.5%	33.2%	27.7%	47.4%	62.0%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Calculated using average shares outstanding during the year.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$10.85		$10.49	$9.72	$10.50	$10.42	$10.30
Income from investment operations:
Net investment income	0.24		0.57 (1)	0.64 (2)	0.53 (2)	0.53 (2)	0.54 (2)
Net realized and unrealized
gains (losses) on investments	0.14		0.41	0.78	(0.74)	0.06	0.09
Total from investment operations	0.38		0.98	1.42	(0.21)	0.59	0.63
Less distributions:
Distributions from net investment income	(0.23)		(0.57)	(0.63)	(0.53)	(0.51)	(0.51)
Distributions from net realized gains	—		(0.05)	(0.02)	(0.04)	—	—
Total distributions	(0.23)		(0.62)	(0.65)	(0.57)	(0.51)	(0.51)
Net asset value, end of period	$11.00		$10.85	$10.49	$9.72	$10.50	$10.42
Total return	3.52	%(3)	9.53%	15.06%	(2.07)%	5.80%	6.34%
Supplemental data and ratios:
Net assets, end of period	$69,262,820		$58,352,793	$45,507,621	$29,583,588	$2,473,660	$288,928
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	4.51	%(4)	5.31%	6.42%	5.36%	5.16%	5.24%
Portfolio turnover rate(5)	13.4	%(3)	61.5%	33.2%	27.7%	47.4%	62.0%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Calculated using average shares outstanding during the year.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

1.ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund (each, a “Fund” and collectively, the “Funds”), five of the seven series comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class shares on August 31, 2004.  The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor Class shares on March 30, 2001.  The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor Class shares on September 29, 2000.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee of 0.25%.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index. The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate U.S. Government/Credit Bond Index.  The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and ten years.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, U.S.-dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index. The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing NAV, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC, the Funds’ independent pricing service, does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4 pm EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

b)Unregistered Securities – Four of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  The value of such securities for the Baird Short-Term Bond, Baird Intermediate Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds were $224,978,406 (22.58% of net assets), $69,920,022 (9.98% of net assets), $140,721,769 (8.04% of net assets) and $46,636,309 (8.06% of net assets), respectively, at June 30, 2011. Restricted securities may be deemed to be liquid as determined by the Advisor based on several factors.  All of the restricted securities held by the Funds as of June 30, 2011 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and all have been deemed to be liquid.

c)Foreign Securities – Foreign securities are defined as securities of issuers that are organized outside the United States. The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2010, or for any other tax years which are open for exam. As of June 30, 2011, open tax years include the tax years ended December 31, 2007 through 2010. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense and other expense, respectively, in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

e)Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)Distributions to Shareholders – Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

g)    Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses are netted and recorded as interest income on the Statement of Operations for financial reporting purposes.  Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD SHORT-TERM BOND FUND

	Six Months Ended			Year Ended
	June 30, 2011			December 31, 2010
Institutional Class Shares	Shares	Amount	Institutional Class Shares	Shares	Amount
Shares sold	26,874,716	$260,974,448	Shares sold	53,941,581	$523,293,674
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,100,012	10,682,439	reinvestment of dividends	2,370,167	22,945,673
Shares redeemed	(20,572,116)	(200,095,981)	Shares redeemed	(24,719,978)	(239,674,038)
Net increase	7,402,612	$71,560,906	Other capital
Shares Outstanding:			contribution(1)	—	24,793
Beginning of period	94,968,310		Net increase	31,591,770	$306,590,102
End of period	102,370,922		Shares Outstanding:
			Beginning of year	63,376,540
			End of year	94,968,310

(1)	Reimbursement from broker/dealer for trade error.

BAIRD INTERMEDIATE BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2011			June 30, 2011
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	12,904,664	$141,694,552	Shares sold	586,960	$6,668,989
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	(5,721,918)	9,569,888	reinvestment of dividends	15,909	180,773
Shares redeemed	870,486	(62,922,807)	Shares redeemed	(623,696)	(7,058,848)
Net increase	8,053,232	$88,341,633	Net decrease	(20,827)	$(209,086)
Shares Outstanding:			Shares Outstanding:
Beginning of period	54,362,913		Beginning of period	1,131,702
End of period	62,416,145		End of period	1,110,875

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD INTERMEDIATE BOND FUND (cont.)

	Year Ended			Year Ended
	December 31, 2010			December 31, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	14,049,678	$153,279,282	Shares sold	873,924	$10,028,128
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	2,246,787	24,530,527	reinvestment of dividends	34,799	393,270
Shares redeemed	(11,685,367)	(129,013,096)	Shares redeemed	(388,645)	(4,409,228)
Net increase	4,611,098	$48,796,713	Net increase	520,078	$6,012,170
Shares Outstanding:			Shares Outstanding:
Beginning of year	49,751,815		Beginning of year	611,624
End of year	54,362,913		End of year	1,131,702

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2011			June 30, 2011
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	13,936,683	$159,015,224	Shares sold	4,372,361	$51,150,237
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	714,064	8,174,277	reinvestment of dividends	196,857	2,300,218
Shares redeemed	(15,094,031)	(171,256,478)	Shares redeemed	(3,595,633)	(41,654,573)
Net decrease	(443,284)	$(4,066,977)	Net increase	973,585	$11,795,882
Shares Outstanding:			Shares Outstanding:
Beginning of period	65,341,873		Beginning of period	17,581,407
End of period	64,898,589		End of period	18,554,992

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD INTERMEDIATE MUNICIPAL BOND FUND (cont.)

	Year Ended			Year Ended
	December 31, 2010			December 31, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	38,588,699	$445,517,129	Shares sold	8,950,612	$104,765,053
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,397,612	16,069,118	reinvestment of dividends	415,616	4,869,573
Shares redeemed	(21,627,081)	(248,842,671)	Shares redeemed	(8,780,560)	(102,454,924)
Other capital			Net increase	585,668	$7,179,702
contribution(2)	—	2,094	Shares Outstanding:
Net increase	18,359,230	$212,745,670	Beginning of year	16,995,739
Shares Outstanding:			End of year	17,581,407
Beginning of year	46,982,643
End of year	65,341,873

(2)	Reimbursement from Distributor for trade error.

BAIRD AGGREGATE BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2011			June 30, 2011
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	28,791,884	$305,401,162	Shares sold	329,922	$3,584,622
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	2,897,614	30,743,230	reinvestment of dividends	51,177	556,770
Shares redeemed	(27,554,340)	(290,293,269)	Shares redeemed	(1,449,347)	(15,703,972)
Net increase	4,135,158	$45,851,123	Net decrease	(1,068,248)	$(11,562,580)
Shares Outstanding:			Shares Outstanding:
Beginning of period	157,577,846		Beginning of period	3,605,112
End of period	161,713,004		End of period	2,536,864

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD AGGREGATE BOND FUND (cont.)

	Year Ended			Year Ended
	December 31, 2010			December 31, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	58,009,539	$612,648,476	Shares sold	1,067,964	$11,587,573
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	6,665,390	70,415,189	reinvestment of dividends	158,898	1,719,686
Shares redeemed	(40,243,021)	(422,708,572)	Shares redeemed	(971,470)	(10,541,367)
Net increase	24,431,908	$260,355,093	Net increase	255,392	$2,765,892
Shares Outstanding:			Shares Outstanding:
Beginning of year	133,145,938		Beginning of year	3,349,720
End of year	157,577,846		End of year	3,605,112

BAIRD CORE PLUS BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2011			June 30, 2011
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	8,920,560	$94,962,723	Shares sold	1,983,324	$21,770,594
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	962,095	10,223,778	reinvestment of dividends	114,305	1,254,808
Shares redeemed	(5,092,200)	(54,227,916)	Shares redeemed	(1,177,262)	(12,905,172)
Net increase	4,790,455	$50,958,585	Net increase	920,367	$10,120,230
Shares Outstanding:			Shares Outstanding:
Beginning of period	43,034,228		Beginning of period	5,376,773
End of period	47,824,683		End of period	6,297,140

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD CORE PLUS BOND FUND (cont.)

	Year Ended			Year Ended
	December 31, 2010			December 31, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	25,148,651	$268,520,599	Shares sold	2,412,145	$26,297,116
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,773,718	18,680,311	reinvestment of dividends	266,407	2,890,750
Shares redeemed	(5,023,697)	(52,797,338)	Shares redeemed	(1,639,473)	(17,891,227)
Net increase	21,898,672	$234,403,572	Net increase	1,039,079	$11,296,639
Shares Outstanding:			Shares Outstanding:
Beginning of year	21,135,556		Beginning of year	4,337,694
End of year	43,034,228		End of year	5,376,773

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments) were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$77,149,734	$74,332,859	$—	$218,289,760	$66,396,133
Other	$314,023,922	$85,264,455	$65,826,193	$128,949,807	$48,269,586
Sales:
U.S. Government	$151,085,156	$32,912,633	$—	$215,558,713	$42,871,268
Other	$152,425,515	$45,794,279	$55,687,022	$123,090,444	$27,040,113

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

At December 31, 2010, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$1,042,899,961	$765,590,993	$909,724,808	$1,971,936,262	$567,796,798
Gross unrealized appreciation	$12,125,815	$20,416,571	$21,206,047	$54,096,512	$18,403,800
Gross unrealized depreciation	(6,383,199)	(8,931,156)	(9,114,664)	(32,615,738)	(10,093,836)
Net unrealized appreciation	$5,742,616	$11,485,415	$12,091,383	$21,480,774	$8,309,964
Undistributed ordinary income	$289,973	$844,305	$—	$38,283	$83,681
Undistributed long-term capital gain	601,968	1,639,015	—	1,057,558	—
Total distributable earnings	$891,941	$2,483,320	$—	$1,095,841	$83,681
Other accumulated losses	$—	$—	$(713,705)	$—	$(543,570)
Total accumulated earnings	$6,634,557	$13,968,735	$11,377,678	$22,576,615	$7,850,075

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

The tax components of dividends paid during the periods shown below were as follows:

	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010
	Ordinary	Ordinary	Long-Term
	Income	Income	Capital Gains
	Distributions	Distributions	Distributions
Baird Short-Term Bond Fund	$11,585,847	$23,700,754	$940,839
Baird Intermediate Bond Fund	$11,622,680	$25,148,629	$4,074,180
Baird Intermediate Municipal Bond Fund	$—	$648,696	$—
Baird Aggregate Bond Fund	$34,940,079	$71,267,676	$9,717,243
Baird Core Plus Bond Fund	$12,202,094	$20,825,534	$1,833,932

For the six months ended June 30, 2011 and the year ended December 31, 2010, distributions of $11,987,582 and $22,471,764, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2010, Baird Core Plus Bond Fund elected to defer capital losses occurring between November 1, 2010 and December 31, 2010 in the amount of $543,570.

At December 31, 2010, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Year of Expiration
Baird Intermediate Municipal Bond Fund	$92,727	2013
	51,283	2014
	76,723	2015
	290,404	2016
	202,568	2017

To the extent this Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.  During the year ended December 31, 2010, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund utilized capital loss carryovers of $352,061, $188,779, $98,559, $2,338,201 and $79,496, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC Act”) was enacted. The RIC Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RICs”).  Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained.  The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with asset diversification and/or qualifying income tests.  The RIC Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

gains.  In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31.  Except for the simplification provisions related to RIC qualification, the RIC Act is effective for taxable years beginning after December 22, 2010.  Management has determined that the RIC Act has no material impact on the Funds’ financial statements.

5.INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

6.SECURITIES LENDING

Each Fund (other than the Intermediate Municipal Bond Fund) may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bank, N.A., the Fund’s custodian and an affiliate of the Funds’ transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2011, the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

6.SECURITIES LENDING (cont.)

payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of June 30, 2011, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Short-Term Bond Fund	$165,264,833	$168,996,995
Baird Intermediate Bond Fund	271,367,272	278,009,553
Baird Aggregate Bond Fund	349,201,067	358,500,018
Baird Core Plus Bond Fund	106,866,116	109,613,440

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act) and a legacy interest in Atlantic East Funding LLC.  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2011.

The Funds’ interest in Atlantic East Funding LLC is priced at fair value by the Valuation Committee of the Advisor. The fair value of the Funds’ interest in Atlantic East Funding LLC is based on the underlying market values of the securities owned by Atlantic East Funding LLC, which are determined by independent pricing sources.  In addition, the Funds’ transfer agent and administrator and securities lending agent entered into a support agreement with the Funds to cover potential losses realized by the Funds on their investment in Atlantic East Funding LLC (up to a certain amount). The amounts agreed to be provided to the Funds under the support agreement are shown in the Funds’ schedules of investments and statements of assets and liabilities.  At June 30, 2011, the fair value of the Funds’ interest in Atlantic East Funding LLC, plus the amounts payable under the support agreement, amounted to 100% of the outstanding par value of the Funds’ interest in Atlantic East Funding LLC.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations.  Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2011 for the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund were $71,093, $101,108, $132,560, and $54,043, respectively.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

7.LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 2.25% for the six months of 2011).  For the six months ended June 30, 2011, the Baird Short-Term Bond Fund, Baird Intermediate Municipal Bond Fund, and Baird Core Plus Bond Fund incurred $356, $4,345 and $27 in interest charges, respectively, on average daily loan balances of $102,873, $343,804 and $1,906, respectively.  The Baird Intermediate Bond Fund and Baird Aggregate Bond Fund did not borrow from the LOC during the period.

8.DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Intermediate Bond, Baird Intermediate Municipal Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds incurred $14,962, $249,139, $38,840 and $78,795, respectively, in fees pursuant to the Plan during the six months ending June 30, 2011.

9.SUBSEQUENT EVENT

In preparing these financial statements, the Corporation has evaluated events after June 30, 2011.  There were no subsequent events since June 30, 2011 that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

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Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Semi-Annual Report - Baird Funds

June 30, 2011

Baird LargeCap Fund
Baird MidCap Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird LargeCap Fund

June 30, 2011 (Unaudited)

A June 30, 2011 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 1000® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Apple Inc.	4.0%
Occidental Petroleum Corporation	4.0%
Emerson Electric Company	3.5%
Praxair, Inc.	3.5%
EMC Corporation	3.4%
Danaher Corporation	3.4%
Johnson Controls, Inc.	3.0%
O’Reilly Automotive, Inc.	3.0%
C.H. Robinson Worldwide, Inc.	2.9%
Salesforce.com, Inc.	2.8%

Net Assets:	$23,719,265
Portfolio Turnover Rate:	27.7%	†
Number of Equity Holdings:	55

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.75%
INVESTOR CLASS:	1.00%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2011.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2011, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2012.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird LargeCap Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2011	Six Months	One Year	Five Years	Ten Years	Since Inception(1)
Institutional Class Shares	4.82%	34.79%	3.32%	1.15%	-0.24%
Investor Class Shares	4.71%	34.44%	3.09%	0.91%	-0.49%
Russell 1000® Growth Index(2)	6.83%	35.01%	5.33%	2.24%	-1.59%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2011.
(2)
The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund

Schedule of Investments June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS – 98.3%

Aerospace & Defense – 1.5%
2,191	Precision Castparts Corp.	$360,748

Air Freight & Logistics – 2.9%
8,607	C.H. Robinson
	Worldwide, Inc.@	678,576

Auto Components – 3.0%
17,015	Johnson Controls, Inc.	708,845

Capital Markets – 2.6%
7,841	State Street Corporation	353,551
4,489	T. Rowe Price Group, Inc.	270,866
		624,417
Chemicals – 3.5%
7,638	Praxair, Inc.@	827,883

Commercial Banks – 0.9%
3,575	PNC Financial Services
	Group, Inc.	213,106

Commercial Services & Supplies – 1.3%
3,500	Stericycle, Inc.*	311,920

Communications Equipment – 4.2%
800	F5 Networks, Inc.*	88,200
8,550	Juniper Networks, Inc.*	269,325
6,325	QUALCOMM
	Incorporated	359,197
7,075	Riverbed Technology, Inc.*	280,099
		996,821
Computers & Peripherals – 7.9%
2,833	Apple Inc.*	950,953
29,500	EMC Corporation*@	812,725
2,300	NetApp, Inc.*	121,394
		1,885,072
Electrical Equipment – 4.6%
9,525	ABB Limited – ADR f @	247,174
14,832	Emerson Electric Company	834,300
		1,081,474
Electronic Equipment, Instruments
& Components – 1.8%
8,225	Agilent
	Technologies, Inc.*	420,380

Energy Equipment & Services – 5.7%
5,020	Core Laboratories N.V. f @	559,931
4,687	Schlumberger Limited f	404,957
7,225	Tidewater Inc.@	388,777
		1,353,665
Food & Staples Retailing – 1.6%
5,975	Whole Foods Market, Inc.	379,114

Health Care Equipment & Supplies – 1.8%
1,141	Intuitive Surgical, Inc.*@	424,577

Health Care Providers & Services – 4.4%
11,625	Express Scripts, Inc.*	627,517
8,050	UnitedHealth Group
	Incorporated	415,219
		1,042,736
Insurance – 1.2%
6,225	Aflac, Inc.	290,583

Internet & Catalog Retail – 1.9%
2,183	Amazon.com, Inc.*@	446,402

Internet Software & Services – 3.5%
13,725	Akamai Technologies, Inc.*	431,926
783	Google, Inc. – Class A*	396,495
		828,421
IT Services – 3.2%
6,525	Cognizant Technology
	Solutions Corporation –
	Class A*	478,544
945	MasterCard, Inc. – Class A	284,766
		763,310
Machinery – 7.1%
2,935	Caterpillar Inc.@	312,460
15,234	Danaher Corporation	807,249

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS – 98.3% (cont.)

Machinery – 7.1% (cont.)
10,875	PACCAR Inc.@	$555,604
		1,675,313
Media – 2.1%
5,000	DIRECTV*@	254,100
4,900	Scripps Networks
	Interactive – Class A	239,512
		493,612
Metals & Mining – 0.8%
3,375	Freeport-McMoRan
	Copper & Gold Inc.	178,537

Multiline Retail – 2.0%
14,240	Dollar General
	Corporation*@	482,594

Oil, Gas & Consumable Fuels – 7.7%
3,625	Noble Energy, Inc.	324,909
9,122	Occidental Petroleum
	Corporation	949,053
2,925	Questar Market
	Resources, Inc.@	122,352
9,775	Southwestern Energy
	Company*@	419,152
		1,815,466
Pharmaceuticals – 4.7%
6,250	Allergan, Inc.	520,313
2,850	Perrigo Company@	250,429
7,338	Teva Pharmaceutical
	Industries Limited f	353,838
		1,124,580
Semiconductors & Semiconductor Equipment – 1.6%
3,590	Altera Corporation@	166,397
6,582	Broadcom Corporation –
	Class A	221,418
		387,815

Software – 6.1%
1,450	Citrix Systems, Inc.*	116,000
16,175	Oracle Corporation	532,319
3,100	Red Hat, Inc.*	142,290
4,460	Salesforce.com, Inc.*@	664,451
		1,455,060
Specialty Retail – 6.4%
16,000	Dick’s Sporting Goods, Inc.*	615,200
10,800	O’Reilly Automotive, Inc.*	707,508
7,200	Urban Outfitters, Inc.*	202,680
		1,525,388
Trading Companies & Distributors – 2.3%
14,944	Fastenal Company@	537,835
	Total Common Stocks
	(Cost $16,992,836)	23,314,250

SHORT-TERM INVESTMENTS – 1.7%

Money Market Mutual Fund – 1.7%
408,855	The AIM STIT – Liquid
	Assets Portfolio, 0.06%«	408,855
	Total Short-Term
	Investments
	(Cost $408,855)	408,855

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 25.2%

Commercial Paper – 0.5%
$170,455	Atlantic East Funding LLC,
	0.541%, 03/25/2012†**	116,518
	Total Commercial Paper
	(Cost $170,455)	116,518

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2011 (Unaudited)

Shares	Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 25.2% (cont.)

Investment Companies – 24.7%
5,864,061	Mount Vernon Securities
Lending Trust Prime
Portfolio, 0.20% «	$5,864,061
Total Investment
Companies
(Cost $5,864,061)	5,864,061
Total Investments Purchased
With Cash Proceeds From
Securities Lending
(Cost $6,034,516)	5,980,579
Total Investments
(Cost $23,436,207) –
125.2%	29,703,684

Asset Relating to Securities
Lending Investments – 0.2%
Support Agreement*a **	53,937
Total (Cost $0)	53,937
Liabilities in Excess of
Other Assets – (25.4)%	(6,038,356)
TOTAL NET
ASSETS – 100.0%	$23,719,265

Notes to Schedule of Investments
ADR  American Depository Receipt
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2011.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$23,314,250	$—	$—	$23,314,250
Total Equity	23,314,250	—	—	23,314,250
Short-Term Investments
Money Market Mutual Fund	408,855	—	—	408,855
Total Short-Term Investments	408,855	—	—	408,855
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	116,518	—	116,518
Money Market Mutual Fund	5,864,061	—	—	5,864,061
Total Investments Purchased with Cash
Proceeds from Securities Lending	5,864,061	116,518	—	5,980,579
Total Investments*	$29,587,166	$116,518	$—	$29,703,684
Asset Relating to Securities Lending Investments	$—	$53,937	$—	$53,937

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird MidCap Fund

June 30, 2011 (Unaudited)

A June 30, 2011 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Alliance Data Systems Corporation	2.7%
Plantronics, Inc.	2.4%
Microchip Technology Incorporated	2.4%
Oceaneering International, Inc.	2.4%
AptarGroup, Inc.	2.3%
J.B. Hunt Transport Services, Inc.	2.3%
Catalyst Health Solutions, Inc.	2.2%
Fastenal Company	2.2%
Varian Semiconductor
Equipment Associates, Inc.	2.2%
Roper Industries, Inc.	2.2%

Net Assets:	$40,263,002
Portfolio Turnover Rate:	25.1%	†
Number of Equity Holdings:	56

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.85%
INVESTOR CLASS:	1.10%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2011.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2011, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2012.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird MidCap Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2011	Six Months	One Year	Five Years	Ten Years	Since Inception(1)
Institutional Class Shares	10.36%	37.81%	6.96%	5.97%	5.03%
Investor Class Shares	10.25%	37.60%	6.73%	5.73%	4.80%
Russell Midcap® Growth Index(2)	9.59%	43.25%	6.28%	5.52%	3.61%

(1)	For the period from December 29, 2000 (commencement of operations) through June 30, 2011.
(2)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe.  It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund

Schedule of Investments June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS – 95.8%

Auto Components – 3.7%
22,950	Gentex Corporation	$693,778
11,450	WABCO Holdings Inc.*	790,737
		1,484,515
Automobiles – 1.7%
16,975	Harley-Davidson, Inc.@	695,466

Biotechnology – 0.9%
7,798	Alexion
	Pharmaceuticals, Inc.*@	366,740

Capital Markets – 4.0%
12,991	Eaton Vance Corporation@	392,718
7,903	Greenhill & Co., Inc.@	425,339
33,875	Invesco Limited f	792,675
		1,610,732
Chemicals – 2.1%
12,125	Airgas, Inc.	849,235

Commercial Services & Supplies – 1.7%
7,865	Stericycle, Inc.*	700,929

Communications Equipment – 3.8%
26,935	Plantronics, Inc.	983,936
13,650	Riverbed Technology, Inc.*	540,403
		1,524,339
Containers & Packaging – 2.3%
17,902	AptarGroup, Inc.	936,991

Electrical Equipment – 2.2%
10,617	Roper Industries, Inc.	884,396

Electronic Equipment, Instruments
& Components – 4.9%
14,265	Agilent Technologies, Inc.*	729,084
20,520	Plexus Corp.*	714,301
13,250	Trimble Navigation
	Limited*	525,230
		1,968,615
Energy Equipment & Services – 7.1%
6,060	Core Laboratories
	N.V. f @	675,932
15,045	Dresser-Rand
	Group, Inc.*@	808,669
23,936	Oceaneering
	International, Inc.*	969,408
10,400	Rowan Companies, Inc.*	403,624
		2,857,633
Food Products – 1.8%
14,677	McCormick & Co,
	Incorporated	727,539

Health Care Equipment & Supplies – 3.6%
21,270	Thoratec Corporation*	698,081
10,705	Varian Medical
	Systems, Inc.*	749,564
		1,447,645
Hotels Restaurants & Leisure – 3.2%
8,443	Buffalo Wild Wings Inc.*@	559,856
34,675	InterContinental Hotels
	Group PLC ADR f @	716,732
		1,276,588
Household Products – 1.8%
17,476	Church &
	Dwight Co., Inc.@	708,477

Internet Software & Services – 1.0%
13,325	Akamai Technologies, Inc.*	419,338

IT Services – 3.7%
11,369	Alliance Data Systems
	Corporation*@	1,069,482
6,800	Teradata Corporation*	409,360
		1,478,842
Life Sciences Tools & Services – 3.3%
20,706	ICON PLC – ADR* f	487,833

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS – 95.8% (cont.)

Life Sciences Tools & Services – 3.3% (cont.)
15,844	Life Technologies
	Corporation*	$824,997
		1,312,830
Machinery – 7.5%
25,025	Actuant Corporation@	671,421
5,950	Joy Global Inc.	566,678
5,775	Navistar International
	Corporation*	326,057
7,450	Rockwell
	Automation, Inc.@	646,362
19,255	Zebra Technologies
	Corporation*	811,983
		3,022,501
Media – 1.0%
8,045	Scripps Networks
	Interactive – Class A	393,240

Multiline Retail – 1.0%
12,100	Dollar General
	Corporation*	410,069

Oil, Gas & Consumable Fuels – 2.1%
12,745	Cabot Oil &
	Gas Corporation	845,121

Pharmaceuticals – 4.1%
16,175	Catalyst Health
	Solutions, Inc.*	902,888
8,630	Perrigo Company@	758,318
		1,661,206
Professional Services – 1.7%
13,040	Manpower Inc.	699,596

Real Estate Investment Trust (REIT) – 1.3%
8,205	Digital Realty Trust, Inc.@	506,905

Road & Rail – 2.3%
19,420	J.B. Hunt Transport
	Services, Inc.	914,488

Semiconductors & Semiconductor Equipment – 4.6%
25,868	Microchip Technology
	Incorporated@	980,656
14,547	Varian Semiconductor
	Equipment Associates, Inc.*	893,767
		1,874,423
Software – 3.8%
15,510	ANSYS, Inc.*	847,932
8,350	Citrix Systems, Inc.*	668,000
		1,515,932
Specialty Retail – 8.5%
20,711	Dick’s Sporting Goods, Inc.*	796,338
12,200	O’Reilly Automotive, Inc.*	799,222
9,621	Tractor Supply Company	643,453
11,295	Ulta Salon, Cosmetics &
	Fragrance, Inc.*@	729,431
16,889	Urban Outfitters, Inc.*	475,425
		3,443,869
Textiles, Apparel & Luxury Goods – 0.8%
4,195	Under Armour,
	Inc. – Class A*@	324,315

Trading Companies & Distributors – 4.3%
24,972	Fastenal Company@	898,742
12,165	Watsco, Inc.@	827,099
		1,725,841
	Total Common Stocks
	(Cost $28,000,627)	38,588,356

SHORT-TERM INVESTMENTS – 4.2%

Money Market Mutual Funds – 4.2%
700,000	The AIM STIT – Liquid
	Assets Portfolio, 0.06% «	700,000
991,469	Dreyfus Institutional Cash
	Advantage Fund, 0.15% «	991,469
	Total Short-Term
	Investments
	(Cost $1,691,469)	1,691,469

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2011 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 24.2%

Commercial Paper – 0.4%
$239,950	Atlantic East
	Funding LLC,
	0.541%, 03/25/2012 †**	$164,022
	Total Commercial Paper
	(Cost $239,950)	164,022

Shares

Investment Companies – 23.8%
9,595,111	Mount Vernon Securities
	Lending Trust Prime
	Portfolio, 0.20% «	9,595,111
	Total Investment
	Companies
	(Cost $9,595,111)	9,595,111
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $9,835,061)	9,759,133
	Total Investments
	(Cost $39,527,157) –
	124.2%	50,038,958

Asset Relating to Securities
Lending Investments – 0.2%
	Support Agreement*a **	75,928
	Total (Cost $0)	75,928
	Liabilities in Excess of
	Other Assets – (24.4)%	(9,851,884)
	TOTAL NET
	ASSETS – 100.0%	$40,263,002

Notes to Schedule of Investments
ADR  American Depository Receipt
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2011.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –    Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –   Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 –   Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$38,588,356	$—	$—	$38,588,356
Total Equity	38,588,356	—	—	38,588,356
Short-Term Investments
Money Market Mutual Funds	1,691,469	—	—	1,691,469
Total Short-Term Investments	1,691,469	—	—	1,691,469
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	164,022	—	164,022
Money Market Mutual Fund	9,595,111	—	—	9,595,111
Total Investments Purchased with
Cash Proceeds from Securities Lending	9,595,111	164,022	—	9,759,133
Total Investments*	$49,874,936	$164,022	$—	$50,038,958
Asset Relating to Securities Lending Investments	$—	$75,928	$—	$75,928

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2011 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/11 – 6/30/11).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2011 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2011

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/11	6/30/11	Period(1)	6/30/11	Period(1)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$1,048.20	$3.81	$1,021.08	$3.76
Investor Class	1.00%	$1,000.00	$1,047.10	$5.08	$1,019.84	$5.01

Baird MidCap Fund
Institutional Class	0.85%	$1,000.00	$1,103.60	$4.43	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$1,102.50	$5.73	$1,019.34	$5.51

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities June 30, 2011 (Unaudited)

	Baird LargeCap	Baird MidCap
	Fund	Fund
ASSETS:
Investments, at value (cost $23,436,207 and $39,527,157, respectively)	$29,703,684	$50,038,958
Support Agreement (Note 6)	53,937	75,928
Dividends receivable	12,966	—
Interest receivable	30	95
Receivable for investments sold or paid down	235,282	—
Receivable for fund shares sold	—	23,824
Uninvested cash	488	799
Prepaid expenses	15,007	11,620
Total assets	30,021,394	50,151,224
LIABILITIES:
Payable for collateral received for securities loaned (Note 6)	6,035,004	9,835,860
Payable for securities purchased	206,644	—
Payable for fund shares repurchased	20,625	—
Payable to Advisor and Distributor	299	11,687
Accrued expenses and other liabilities	39,557	40,675
Total liabilities	6,302,129	9,888,222
NET ASSETS	$23,719,265	$40,263,002
NET ASSETS CONSIST OF:
Capital stock	$21,225,776	$28,391,146
Accumulated undistributed net investment income	8,615	—
Accumulated net realized gain (loss) on investments sold	(3,836,540)	1,284,127
Net unrealized appreciation on investments and support agreement	6,321,414	10,587,729
NET ASSETS	$23,719,265	$40,263,002
INSTITUTIONAL CLASS SHARES
Net Assets	$23,550,597	$39,108,626
Shares outstanding ($0.01 par value, unlimited shares authorized)	2,514,839	3,529,408
Net asset value, offering and redemption price per share	$9.36	$11.08
INVESTOR CLASS SHARES
Net Assets	$168,668	$1,154,376
Shares outstanding ($0.01 par value, unlimited shares authorized)	18,076	107,331
Net asset value, offering and redemption price per share	$9.33	$10.76

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Six Months Ended June 30, 2011 (Unaudited)

	Baird	Baird
	LargeCap Fund	MidCap Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes or issuance
fees withheld of $650 and $810, respectively)	$93,717	$85,781
Income from securities lending (Note 6)	2,983	5,997
Interest	406	1,029
Other income	—	54
Total investment income	97,106	92,861
EXPENSES:
Investment advisory fees	76,541	140,572
Administration fees	2,101	3,197
Shareholder servicing fees	7,602	7,702
Fund accounting fees	11,041	11,744
Professional fees	16,853	16,953
Federal and state registration	17,036	16,895
Directors fees	21,699	21,699
Custody fees	1,167	2,701
Reports to shareholders	2,465	3,158
Distribution fees – Investor Class Shares (Note 8)	201	1,474
Miscellaneous expenses	312	362
Total expenses	157,018	226,457
Expense reimbursement by Advisor (Note 5)	(68,500)	(65,668)
Total expenses	88,518	160,789
NET INVESTMENT INCOME (LOSS)	8,588	(67,928)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,179,350	2,584,609
Change in unrealized appreciation/depreciation
on investments and support agreement	(77,250)	1,219,292
Net realized and unrealized gain on investments	1,102,100	3,803,901
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,110,688	$3,735,973

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird LargeCap Fund
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
OPERATIONS:
Net investment income	$8,588	$27,834
Net realized gain on investments	1,179,350	541,152
Change in unrealized appreciation/depreciation
on investments and support agreement	(77,250)	3,040,877
Net increase in net assets from operations	1,110,688	3,609,863

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,720,328	1,834,410
Shares issued to holders in reinvestment of dividends	—	19,011
Cost of shares redeemed	(2,651,915)	(2,992,605)
Net decrease in net assets resulting from capital share transactions	(931,587)	(1,139,184)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(19,202)

TOTAL INCREASE IN NET ASSETS	179,101	2,451,477

NET ASSETS:
Beginning of period	23,540,164	21,088,687
End of period (including undistributed net
investment income of $8,615 and $27, respectively)	$23,719,265	$23,540,164

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird MidCap Fund
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
OPERATIONS:
Net investment loss	$(67,928)	$(32,176)
Net realized gain on investments	2,584,609	2,878,157
Change in unrealized appreciation/depreciation
on investments and support agreement	1,219,292	4,470,072
Net increase in net assets from operations	3,735,973	7,316,053

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,096,663	4,145,696
Cost of shares redeemed	(2,120,757)	(4,001,060)
Net increase in net assets resulting from capital share transactions	1,975,906	144,636

TOTAL INCREASE IN NET ASSETS	5,711,879	7,460,689

NET ASSETS:
Beginning of period	34,551,123	27,090,434
End of period (including undistributed net investment
income of $0 and $0, respectively)	$40,263,002	$34,551,123

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Institutional Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$8.93		$7.57	$5.59	$9.33	$8.53	$8.33
Income from investment operations:
Net investment income	0.00	(1)(2)	0.01	0.03	0.03	0.02	0.04
Net realized and unrealized
gains (losses) on investments	0.43		1.36	1.98	(3.74)	0.80	0.20
Total from investment operations	0.43		1.37	2.01	(3.71)	0.82	0.24
Less distributions:
Distributions from net investment income	—		(0.01)	(0.03)	(0.03)	(0.02)	(0.04)
Net asset value, end of period	$9.36		$8.93	$7.57	$5.59	$9.33	$8.53
Total return	4.82	%(3)	18.06%	36.27%	(39.88%)	9.63%	2.89%
Supplemental data and ratios:
Net assets, end of period	$23,550,597		$23,399,325	$20,741,302	$16,349,025	$27,644,009	$27,442,329
Ratio of expenses to average net assets	0.75	%(4)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average
net assets (before waivers)	1.33	%(4)	1.40%	1.39%	1.17%	1.10%	1.12%
Ratio of net investment income
to average net assets	0.07	%(4)	0.14%	0.46%	0.32%	0.25%	0.44%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.51	%)(4)	(0.51%)	(0.18%)	(0.10%)	(0.10%)	0.07%
Portfolio turnover rate(5)	27.7	%(3)	52.0%	58.7%	43.0%	72.2%	63.9%

(1)	Amount is less than $0.005.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Investor Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$8.91		$7.56	$5.59	$9.29	$8.50	$8.29
Income from investment operations:
Net investment income (loss)	(0.00	)(1)(2)	(0.02)	0.02	0.00 (1)	0.00 (1)	0.01
Net realized and unrealized
gains (losses) on investments	0.42		1.37	1.97	(3.70)	0.79	0.21
Total from investment operations	0.42		1.35	1.99	(3.70)	0.79	0.22
Less distributions:
Distributions from net investment income	—		—	(0.02)	—	—	(0.01)
Net asset value, end of period	$9.33		$8.91	$7.56	$5.59	$9.29	$8.50
Total return	4.71	%(3)	17.86%	35.79%	(39.94%)	9.29%	2.64%
Supplemental data and ratios:
Net assets, end of period	$168,668		$140,839	$347,385	$261,198	$740,779	$1,087,948
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average
net assets (before waivers)	1.58	%(4)	1.65%	1.64%	1.42%	1.35%	1.37%
Ratio of net investment income (loss)
to average net assets	(0.18	%)(4)	(0.11%)	0.21%	0.07%	0.00%	0.19%
Ratio of net investment loss
to average net assets (before waivers)	(0.76	%)(4)	(0.76%)	(0.43%)	(0.35%)	(0.35%)	(0.18%)
Portfolio turnover rate(5)	27.7	%(3)	52.0%	58.7%	43.0%	72.2%	63.9%

(1)	Amount is less than $0.005.
(2)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Institutional Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$10.04		$7.90	$5.63	$9.62	$9.33	$11.12
Income from investment operations:
Net investment income (loss)(1)	(0.02)		(0.01)	0.02	0.01	(0.01)	(0.02)
Net realized and unrealized
gains (losses) on investments	1.06		2.15	2.27	(3.99)	1.99	0.46
Total from investment operations	1.04		2.14	2.29	(3.98)	1.98	0.44
Less distributions:
Distributions from net investment income	—		—	(0.02)	(0.01)	—	—
Distributions from net realized gains	—		—	—	—	(1.69)	(2.23)
Total distributions	—		—	(0.02)	(0.01)	(1.69)	(2.23)
Net asset value, end of period	$11.08		$10.04	$7.90	$5.63	$9.62	$9.33
Total return	10.36	%(2)	27.09%	40.90%	(41.53%)	20.89%	3.93%
Supplemental data and ratios:
Net assets, end of period	$39,108,626		$33,432,268	$25,513,554	$18,163,034	$36,616,547	$32,057,214
Ratio of expenses to average net assets	0.85	%(3)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average
net assets (before waivers)	1.20	%(3)	1.30%	1.34%	1.19%	1.11%	1.01%
Ratio of net investment income (loss)
to average net assets	(0.35	%)(3)	(0.10%)	0.25%	0.06%	(0.06%)	(0.17%)
Ratio of net investment loss
to average net assets (before waivers)	(0.70	%)(3)	(0.55%)	(0.24%)	(0.28%)	(0.32%)	(0.33%)
Portfolio turnover rate(4)	25.1	%(2)	62.7%	61.3%	74.0%	72.3%	78.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Investor Class
	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of period	$9.76		$7.69	$5.49	$9.40	$9.17	$10.99
Income from investment operations:
Net investment income (loss)(1)	(0.03)		(0.03)	0.00 (2)	(0.02)	(0.04)	(0.04)
Net realized and unrealized
gains (losses) on investments	1.03		2.10	2.21	(3.89)	1.96	0.45
Total from investment operations	1.00		2.07	2.21	(3.91)	1.92	0.41
Less distributions:
Distributions from net investment income	—		—	(0.01)	—	—	—
Distributions from net realized gains	—		—	—	—	(1.69)	(2.23)
Total distributions	—		—	(0.01)	—	(1.69)	(2.23)
Net asset value, end of period	$10.76		$9.76	$7.69	$5.49	$9.40	$9.17
Total return	10.25	%(3)	26.92%	40.52%	(41.70%)	20.61%	3.73%
Supplemental data and ratios:
Net assets, end of period	$1,154,376		$1,118,855	$1,576,880	$1,563,786	$4,783,844	$5,023,621
Ratio of expenses to average net assets	1.10	%(4)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average
net assets (before waivers)	1.45	%(4)	1.55%	1.59%	1.44%	1.36%	1.26%
Ratio of net investment income (loss)
to average net assets	(0.60	%)(4)	(0.35%)	0.00%	(0.19%)	(0.31%)	(0.42%)
Ratio of net investment loss
to average net assets (before waivers)	(0.95	%)(4)	(0.80%)	(0.49%)	(0.53%)	(0.57%)	(0.58%)
Portfolio turnover rate(5)	25.1	%(3)	62.7%	61.3%	74.0%	72.3%	78.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

1.ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund and the Baird MidCap Fund (each a “Fund” and collectively the “Funds”), two of the seven series comprising the Corporation.  Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation.  The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee of 0.25%.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies.  Dividend income is a secondary consideration.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

On June 30, 2011, shareholders affiliated with the Advisor held 82% of the Institutional Class shares of the Baird LargeCap Fund and 39% of the Institutional Class shares of the Baird MidCap Fund.  These shareholders included the Advisor’s participant-directed retirement and deferred compensation plans and the Baird Foundation.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)     Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing NAV, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC, the Funds’ independent pricing service, does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews.  In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4 pm EST).

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010).  The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

b)     Foreign Securities – Foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All of the foreign securities owned by the Funds as of June 30, 2011 are traded on the New York Stock Exchange or NASDAQ.

c)Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2010, or for any other tax years which are open for exam. As of June 30, 2011, open tax years include the tax years ended December 31, 2007 through 2010. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense and other expense, respectively, in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

d)Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid annually.  Distributions of net realized gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

e)Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the series of the Corporation in proportion to their assets.

f)Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

h)    Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

3.CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD LARGECAP FUND

	Six Months Ended			Six Months Ended
	June 30, 2011			June 30, 2011
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	186,780	$1,699,890	Shares sold	2,275	$20,438
Shares redeemed	(291,046)	(2,651,915)	Shares redeemed	—	—
Net decrease	(104,266)	$(952,025)	Net increase	2,275	$20,438
Shares Outstanding:			Shares Outstanding:
Beginning of period	2,619,105		Beginning of period	15,801
End of period	2,514,839		End of period	18,076

	Year Ended			Year Ended
	December 31, 2010			December 31, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	231,994	$1,795,760	Shares sold	5,115	$38,650
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	2,124	19,011	reinvestment of dividends	—	—
Shares redeemed	(355,005)	(2,730,847)	Shares redeemed	(35,252)	(261,758)
Net decrease	(120,887)	$(916,076)	Net decrease	(30,137)	$(223,108)
Shares Outstanding:			Shares Outstanding:
Beginning of period	2,739,992		Beginning of period	45,938
End of period	2,619,105		End of period	15,801

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD MIDCAP FUND

	Six Months Ended			Six Months Ended
	June 30, 2011			June 30, 2011
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	379,018	$3,952,003	Shares sold	14,132	$144,660
Shares redeemed	(177,891)	(1,897,923)	Shares redeemed	(21,418)	(222,834)
Net increase	201,127	$2,054,080	Net decrease	(7,286)	$(78,174)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,328,281		Beginning of period	114,617
End of period	3,529,408		End of period	107,331

	Year Ended			Year Ended
	December 31, 2010			December 31, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	455,890	$3,935,728	Shares sold	24,937	$209,968
Shares redeemed	(358,437)	(3,077,251)	Shares redeemed	(115,309)	(923,809)
Net increase	97,453	$858,477	Net decrease	(90,372)	$(713,841)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,230,828		Beginning of period	204,989
End of period	3,328,281		End of period	114,617

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird
	LargeCap Fund	MidCap Fund
Purchases:	$6,499,647	$10,460,214
Sales:	$6,973,373	$9,246,311

The Baird LargeCap Fund and Baird MidCap Fund did not purchase or sell U.S. Government securities during the six months ended June 30, 2011.

At December 31, 2010, accumulated earnings/losses on a tax basis were as follows:

	Baird	Baird
	LargeCap	MidCap
	Fund	Fund
Cost of Investments	$20,903,718	$34,091,664
Gross unrealized appreciation	$6,510,519	$9,585,473
Gross unrealized depreciation	(164,299)	(252,576)
Net unrealized appreciation	$6,346,220	$9,332,897
Undistributed ordinary income	$27	$—
Undistributed long-term capital gain	—	—
Total distributable earnings	$27	$—
Other accumulated losses	$(4,963,446)	$(1,264,942)
Total accumulated earnings	$1,382,801	$8,067,955

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2010, the Baird LargeCap Fund and Baird MidCap Fund did not defer any capital losses occurring between November 1, 2010 and December 31, 2010.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

At December 31, 2010, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Year of Expiration
Baird LargeCap Fund	$1,016,997	2012
	$929,167	2016
	$3,017,282	2017

Baird MidCap Fund	$1,264,942	2017

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.  During the year ended December 31, 2010, the Baird LargeCap Fund and the Baird MidCap Fund utilized capital loss carryovers of $365,884 and $2,698,070, respectively.

RIC Modernization Act
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC Act”) was enacted. The RIC Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RICs”).  Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained.  The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with asset diversification and/or qualifying income tests.  The RIC Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains.  In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31.  Except for the simplification provisions related to RIC qualification, the RIC Act is effective for taxable years beginning after December 22, 2010.  Management is currently evaluating the implications of the RIC Act and the impact on the Funds’ financial statements, if any, is currently being assessed.

During the six months ended June 30, 2011, the Funds did not pay any dividends.

During the year ended December 31, 2010, the Funds paid the following dividends:

Ordinary Income Dividends
Baird LargeCap Fund	$19,202
Baird MidCap Fund	—

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

5.INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund and 0.75% for the Baird MidCap Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2011 and through April 30, 2012, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months Ended
	June 30,	Fiscal Year Ended December 31,
	2011	2010	2009	2008
Reimbursed / Absorbed Expenses Subject
to Recovery by Advisor Until:	2014	2013	2012	2011
Baird LargeCap Fund	$68,500	$136,939	$118,040	$ 99,829
Baird MidCap Fund	$65,668	$133,302	$110,382	$101,968

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund and Baird MidCap Fund for the six months ended June 30, 2011.

6.SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bank N.A., the Funds’ custodian and an affiliate of the Funds’ transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

6.SECURITIES LENDING (cont.)

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2011, the Baird LargeCap and Baird MidCap Funds had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of June 30, 2011, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird LargeCap Fund	$5,940,505	$6,035,004
Baird MidCap Fund	$9,678,641	$9,835,860

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act), other than a legacy interest in Atlantic East Funding LLC.  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2011.

The Funds’ interest in Atlantic East Funding LLC is priced at fair value by the Valuation Committee of the Advisor. The fair value of the Funds’ interest in Atlantic East Funding LLC is based on the underlying market values of the securities owned by Atlantic East Funding LLC, which are determined by independent pricing sources.  In addition, the Funds’ transfer agent and administrator and securities lending agent entered into a support agreement with the Funds to cover potential losses realized by the Funds on their investment in Atlantic East Funding LLC (up to a certain amount). The amounts agreed to be provided to the Funds under the support agreement are shown in the Funds’ schedules of investments and statements of assets and liabilities.  At June 30, 2011, the fair value of the Funds’ interest in Atlantic East Funding LLC, plus the amounts payable under the support agreement, amounted to 100% of the outstanding par value of the Funds’ interest in Atlantic East Funding LLC.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations.  Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2011 for the Baird LargeCap Fund and Baird MidCap Fund was $2,983 and $5,997, respectively.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2011 (Unaudited)

7.LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 2.25% for the first six months of 2011).  For the six months ended June 30, 2011, the Baird LargeCap Fund and the Baird MidCap Fund did not borrow on the LOC.

8.DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird LargeCap Fund and Baird MidCap Fund incurred $201 and $1,474, respectively, in fees pursuant to the Plan during the six months ended June 30, 2011.

9.SUBSEQUENT EVENT

In preparing these financial statements, the Corporation has evaluated subsequent events after June 30, 2011.  There were no subsequent events since June 30, 2011 that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Item 2. Code of Ethics.

Not applicable - only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable - only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable - only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of ethics.
Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:       August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:       August 31, 2011

By:          /s/Dominick Zarcone
Dominick Zarcone, Treasurer

Date:       August 31, 2011